UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/14

Item 1. Schedule of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited)

Templeton Constrained Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 32.1%
Brazil 3.2%
Letra Tesouro Nacional, Strip,
10/01/15	30	[a]	BRL		$10,608
1/01/16	60	[a]	BRL		20,589
7/01/16	10	[a]	BRL		3,240
10/01/16	20	[a]	BRL		6,294
[b]Nota Do Tesouro Nacional, Index Linked, 6.00%,
8/15/18	200	[a]	BRL		196,779
5/15/19	20	[a]	BRL		19,705
8/15/20	20	[a]	BRL		19,764
8/15/22	40	[a]	BRL		39,708
5/15/23	10	[a]	BRL		9,915
8/15/24	8	[a]	BRL		7,952
					334,554
Canada 1.8%
Government of Canada, 1.00%, 2/01/15	215,000		CAD		188,062
Hungary 4.7%
Government of Hungary,
4.00%, 4/25/18	500,000		HUF		2,124
6.50%, 6/24/19	600,000		HUF		2,823
7.50%, 11/12/20	8,860,000		HUF		44,660
5.375%, 2/21/23	210,000				229,845
A, 5.50%, 12/20/18	8,120,000		HUF		36,515
A, 7.00%, 6/24/22	7,490,000		HUF		37,777
A, 6.00%, 11/24/23	11,620,000		HUF		56,629
B, 5.50%, 6/24/25	14,400,000		HUF		68,599
					478,972
Ireland 3.2%
Government of Ireland, senior bond, 5.40%, 3/13/25	195,000		EUR		330,922
Mexico 2.2%
Government of Mexico, 8.00%, 12/17/15	29,700	[c]	MXN		224,011
Poland 4.9%
Government of Poland, Strip, 7/25/15	1,700,000		PLN		500,020
Portugal 1.3%
Government of Portugal,
[d] 144A, 5.125%, 10/15/24	50,000				52,485
[e] Reg S, 3.875%, 2/15/30	60,000		EUR		76,426
[e] senior bond, Reg S, 4.95%, 10/25/23	500		EUR		727
[e] senior note, Reg S, 5.65%, 2/15/24	1,200		EUR		1,827
					131,465
Russia 0.5%
[d]Government of Russia, senior bond, 144A, 7.50%, 3/31/30	49,125				53,917
Serbia 2.2%
[d]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	200,000				229,733
South Korea 3.8%
Korea Monetary Stabilization Bond, senior bond, 2.80%, 8/02/15	438,000,000		KRW		395,569
Sweden 2.7%
Government of Sweden, 4.50%, 8/12/15	1,995,000		SEK		275,841
Ukraine 1.6%
[d]Government of Ukraine, senior note, 144A, 7.50%, 4/17/23	220,000				161,294
Total Foreign Government and Agency Securities (Cost $3,400,142)					3,304,360

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)

Short Term Investments 56.9%
Foreign Government and Agency Securities 43.9%
Canada 8.3%
Government of Canada, 1.00%, 5/01/15	980,000		CAD	857,356
France 4.2%
[f]France Treasury Bill, 4/30/15	345,000		EUR	429,374
Malaysia 3.5%
[f]Bank of Negara Monetary Notes,
1/22/15	460,000		MYR	135,350
3/03/15	430,000		MYR	126,061
8/04/15	330,000		MYR	95,384
				356,795
Mexico 0.2%
Mexico Treasury Bill, Strip, 5/28/15	5,930	[g]	MXN	4,199
[f]Mexico Treasury Bills, 12/11/14 - 12/24/14	18,330	[g]	MXN	13,154
				17,353
New Zealand 8.1%
[e]Government of New Zealand, senior bond, Reg S, 6.00%, 4/15/15	1,057,000		NZD	836,324
Norway 7.7%
Government of Norway, 5.00%, 5/15/15	5,500,000		NOK	795,489
Singapore 3.7%
[f]Monetary Authority of Singapore Treasury Bill, 1/30/15	495,000		SGD	379,577
United Kingdom 8.2%
[e]United Kingdom Treasury Note, Reg S, 2.75%, 1/22/15	540,000		GBP	847,416
Total Foreign Government and Agency Securities (Cost $4,830,289)				4,519,684
Total Investments before Money Market Funds (Cost $8,230,431)				7,824,044
	Shares
Money Market Funds (Cost $1,336,855) 13.0%
United States 13.0%
[h,i]Institutional Fiduciary Trust Money Market Portfolio	1,336,855			1,336,855
Total Investments (Cost $9,567,286) 89.0%				9,160,899
Other Assets, less Liabilities 11.0%				1,129,790
Net Assets 100.0%				$10,290,689

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Principal amount is stated in 100 Mexican Peso Units.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2014, the aggregate value of these securities was $497,429, representing 4.83% of net assets.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2014, the aggregate value of these securities was $1,762,720, representing 17.13% of net assets.
f The security is traded on a discount basis with no stated coupon rate.
g Principal amount is stated in 10 Mexican Peso Units.
h Non-income producing.
i Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
At November 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Japanese Yen	DBAB	Sell	1,860,000	$18,134	12/22/14	$2,456	$-
Japanese Yen	HSBK	Sell	1,860,000	18,106	12/22/14	2,428	-
Chilean Peso	JPHQ	Buy	91,760,400	152,095	12/24/14	-	(1,669)
Japanese Yen	BZWS	Sell	880,000	8,486	12/26/14	1,068	-
Japanese Yen	CITI	Sell	1,380,000	13,308	12/26/14	1,675	-
Japanese Yen	GSCO	Sell	399,000	3,847	1/08/15	483	-
Japanese Yen	BZWS	Sell	1,440,000	13,886	1/15/15	1,744	-
Japanese Yen	JPHQ	Sell	940,000	9,063	1/15/15	1,138	-
British Pound	DBAB	Sell	546,400	921,203	1/22/15	66,918	-
Japanese Yen	JPHQ	Sell	2,200,000	21,789	2/06/15	3,236	-
Japanese Yen	SCBT	Sell	2,230,000	22,080	2/06/15	3,274	-
Japanese Yen	BZWS	Sell	2,230,000	22,077	2/09/15	3,271	-
Japanese Yen	JPHQ	Sell	2,240,000	22,128	2/09/15	3,237	-
Malaysian Ringgit	HSBK	Buy	180,000	55,781	2/09/15	-	(2,890)
Euro	DBAB	Sell	70,000	96,222	2/23/15	9,052	-
Indian Rupee	JPHQ	Buy	8,714,250	138,740	3/13/15	-	(754)
Euro	JPHQ	Buy	509,864	683,144	3/27/15	-	(48,043)
Euro	JPHQ	Sell	509,864	704,228	3/27/15	69,127	-
Euro	GSCO	Buy	679,887	860,193	3/31/15	-	(13,278)
Euro	GSCO	Sell	679,887	866,618	3/31/15	19,702	-
Canadian Dollar	BOFA	Sell	984,340	878,856	4/06/15	20,569	-
Norwegian Krone	DBAB	Sell	2,731,850	417,637	4/08/15	30,902	-
New Zealand Dollar	CITI	Sell	1,092,962	915,402	5/07/15	71,986	-
Japanese Yen	BOFA	Sell	1,522,950	15,000	5/18/15	2,143	-
Japanese Yen	BOFA	Sell	1,518,375	15,000	5/19/15	2,182	-
Japanese Yen	BZWS	Sell	1,522,500	15,000	5/19/15	2,147	-
Japanese Yen	CITI	Sell	1,520,700	15,000	5/19/15	2,162	-
Japanese Yen	HSBK	Sell	1,523,700	15,000	5/19/15	2,137	-
Euro	BZWS	Buy	137,564	174,142	5/29/15	-	(2,694)
Euro	BZWS	Sell	978,797	1,293,823	5/29/15	73,934	-
Euro	HSBK	Sell	29,682	38,656	6/08/15	1,658	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Euro	GSCO	Sell	381,000	518,114	6/22/15	43,127	-
Japanese Yen	DBAB	Sell	1,860,000	18,266	6/22/15	2,556	-
Japanese Yen	BZWS	Sell	44,316,000	436,095	6/26/15	61,773	-
Euro	JPHQ	Buy	385,179	516,508	6/29/15	-	(36,269)
Euro	JPHQ	Sell	509,864	696,665	6/29/15	60,969	-
Norwegian Krone	DBAB	Sell	2,963,500	455,489	6/30/15	36,846	-
Euro	DBAB	Sell	1,950	2,658	7/17/15	226	-
Malaysian Ringgit	HSBK	Buy	180,000	55,073	8/06/15	-	(2,782)
Euro	JPHQ	Sell	30,000	39,033	9/08/15	1,594	-
Euro	BZWS	Sell	311,000	400,518	9/28/15	12,270	-
Japanese Yen	CITI	Sell	44,248,950	408,446	9/28/15	34,095	-
Malaysian Ringgit	HSBK	Buy	587,160	177,170	9/28/15	-	(7,152)
Mexican Peso	HSBK	Buy	2,684,948	196,916	9/28/15	-	(7,677)
Euro	JPHQ	Sell	70,000	89,460	9/29/15	2,072	-
Euro	CITI	Sell	33,000	42,199	9/30/15	1,001	-
South Korean Won	HSBK	Buy	135,606,400	128,952	9/30/15	-	(8,052)
Japanese Yen	JPHQ	Sell	7,000,000	64,620	10/07/15	5,389	-
Japanese Yen	HSBK	Sell	3,500,000	32,483	10/09/15	2,866	-
Japanese Yen	BZWS	Sell	1,800,000	16,717	10/13/15	1,484	-
Japanese Yen	DBAB	Sell	1,700,000	15,798	10/13/15	1,411	-
South Korean Won	JPHQ	Buy	204,000,000	188,105	10/14/15	-	(6,259)
Mexican Peso	CITI	Buy	1,826,220	132,000	11/13/15	-	(3,651)
Euro	BZWS	Sell	62,000	77,888	11/20/15	420	-
Unrealized appreciation (depreciation)						666,728	(141,170)
Net unrealized appreciation (depreciation)						$525,558
[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

At November 30, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.
Interest Rate Swap Contracts
	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR	LCH	10/17/17	$240,000	$644	$-
Pay Fixed rate 0.926%
Receive Floating rate 3-month USD BBA LIBOR	CME	5/09/24	214,000	-	(7,958)
Pay Fixed rate 2.695%
Receive Floating rate 3-month USD BBA LIBOR	LCH	7/07/24	50,000	-	(2,432)
Pay Fixed rate 2.731%
Receive Floating rate 3-month USD BBA LIBOR	CME	5/09/44	102,000	-	(10,447)
Pay Fixed rate 3.388%
Unrealized appreciation (depreciation)				644	(20,837)
Net unrealized appreciation (depreciation)					$(20,193)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase, N.A.
LCH	-	London Clearing House
SCBT	-	Standard Chartered Bank

Currency

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited)

Templeton Emerging Markets Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities 64.5%
Brazil 5.7%
Letra Tesouro Nacional, Strip,
7/01/15	1,250[a] BRL		$456,041
10/01/15	100[a] BRL		35,361
1/01/16	260[a] BRL		89,219
7/01/16	30[a] BRL		9,721
10/01/16	100[a] BRL		31,472
[b]Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/19	80[a] BRL		78,821
8/15/20	20[a] BRL		19,764
8/15/22	60[a] BRL		59,562
5/15/23	303[a] BRL		300,419
8/15/24	10[a] BRL		9,939
			1,090,319
Ecuador 4.1%
[c]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	770,000		792,599

Ghana 3.1%
Government of Ghana,
24.00%, 5/25/15	5,000	GHS	1,559
21.00%, 10/26/15	886,000	GHS	269,529
16.90%, 3/07/16	120,000	GHS	34,815
19.24%, 5/30/16	60,000	GHS	17,759
23.00%, 2/13/17	30,000	GHS	9,549
24.44%, 5/29/17	80,000	GHS	26,233
26.00%, 6/05/17	10,000	GHS	3,352
23.00%, 8/21/17	111,000	GHS	35,268
[c]144A, 7.875%, 8/07/23	200,000		198,431
			596,495
Hungary 10.4%
Government of Hungary,
5.50%, 12/22/16	147,290,000	HUF	642,080
4.00%, 4/25/18	4,960,000	HUF	21,072
6.50%, 6/24/19	20,820,000	HUF	97,947
7.50%, 11/12/20	13,160,000	HUF	66,334
5.375%, 2/21/23	790,000		864,655
A, 6.75%, 11/24/17	38,720,000	HUF	177,134
A, 5.50%, 12/20/18	23,830,000	HUF	107,162
A, 7.00%, 6/24/22	940,000	HUF	4,741
A, 6.00%, 11/24/23	6,340,000	HUF	30,897
			2,012,022
Indonesia 0.4%
Government of Indonesia,
FR27, 9.50%, 6/15/15	860,000,000	IDR	71,649
FR31, 11.00%, 11/15/20	7,000,000	IDR	663
senior bond, FR53, 8.25%, 7/15/21	17,000,000	IDR	1,433
			73,745
Kenya 1.1%
[c]Government of Kenya, senior note, 144A, 6.875%, 6/24/24	200,000		214,925

Malaysia 2.1%
Government of Malaysia, 3.741%, 2/27/15	1,370,000	MYR	405,516

Mexico 7.7%
Government of Mexico,
6.00%, 6/18/15	72,000[d] MXN		525,475
8.00%, 12/17/15	5,000[d] MXN		37,712
6.25%, 6/16/16	103,170[d] MXN		772,761

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

7.25%, 12/15/16	19,000[d] MXN		146,340
			1,482,288
Mongolia 0.9%
[c]Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	200,000		180,610

Nigeria 1.1%
Government of Nigeria,
4.00%, 4/23/15	40,000,000	NGN	216,674
13.05%, 8/16/16	700,000	NGN	3,909
			220,583
Philippines 1.5%
Government of the Philippines, senior note, 1.625%, 4/25/16	13,120,000	PHP	289,974

Poland 2.2%
Government of Poland, 5.50%, 4/25/15	1,400,000	PLN	422,435

Republic of Montenegro 0.8%
[c]Government of Montenegro, 144A, 5.375%, 5/20/19	110,000	EUR	145,642

Senegal 1.0%
[c]Government of Senegal, 144A, 6.25%, 7/30/24	200,000		200,382

Serbia 6.5%
[c]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	250,000		287,166
Serbia Treasury Bond, 10.00%, 4/04/15	17,400,000	RSD	181,088
Serbia Treasury Note,
10.00%, 11/08/15	20,100,000	RSD	211,234
10.00%, 1/30/16	190,000	RSD	2,001
10.00%, 5/22/16	580,000	RSD	6,122
8.00%, 10/02/16	54,510,000	RSD	558,038
10.00%, 5/08/17	350,000	RSD	3,636
10.00%, 3/20/21	830,000	RSD	7,918
			1,257,203
Slovenia 1.2%
[c]Government of Slovenia, senior note, 144A, 5.50%, 10/26/22	200,000		223,319

South Korea 2.3%
Korea Monetary Stabilization Bond, senior note, 2.74%, 2/02/15	500,000,000	KRW	449,752

Sri Lanka 0.7%
Government of Sri Lanka,
10.60%, 7/01/19	1,090,000	LKR	9,345
C, 8.50%, 4/01/18	15,500,000	LKR	122,760
			132,105
Ukraine 5.6%
[c]Government of Ukraine,
senior bond, 144A, 7.80%, 11/28/22	720,000		537,876
senior note, 144A, 7.50%, 4/17/23	530,000		388,572
[c]Kyiv Finance PLC (City of Kiev), loan participation, senior note, 144A, 9.375%, 7/11/16	200,000		145,146
			1,071,594
Uruguay 4.9%
[e]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	270,404	UYU	11,757
senior bond, Index Linked, 5.00%, 9/14/18	205,618	UYU	9,023
senior bond, Index Linked, 4.375%, 12/15/28	1,866,976	UYU	82,467
senior bond, Index Linked, 4.00%, 7/10/30	285,339	UYU	12,288
Uruguay Notas del Tesoro,
10.25%, 8/22/15	17,810,000	UYU	743,023
9.50%, 1/27/16	10,000	UYU	409
11.00%, 3/21/17	110,000	UYU	4,386
Uruguay Treasury Bill, Strip,
5/14/15	1,600,000	UYU	63,781
7/02/15	30,000	UYU	1,172

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
11/26/15	230,000		UYU	8,549
7/28/16	100,000		UYU	3,432
				940,287
Zambia 1.2%
[c]Government of Zambia International Bond, 144A, 8.50%, 4/14/24	200,000			226,358
Total Foreign Government and Agency Securities (Cost $13,326,368)				12,428,153
Quasi-Sovereign and Corporate Bonds 11.4%
Costa Rica 3.3%
[f]Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	600,000			637,211
Nigeria 2.6%
[c]Access Bank PLC, sub. note, 144A, 9.25% to 6/23/19, FRN thereafter, 6/24/21	200,000			196,000
[c]Zenith Bank PLC, senior note, 144A, 6.25%, 4/22/19	300,000			294,750
				490,750
Poland 0.9%
[c,g]Play Topco SA, senior note, 144A, PIK, 7.75%, 2/28/20	140,000		EUR	178,150
Romania 0.7%
[c]Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	100,000		EUR	127,873
Russia 0.5%
[c]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation, secured note, 144A,
7.875%, 9/25/17	100,000			102,625
South Africa 1.6%
[c]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	100,000		EUR	60,047
[c]Edcon Pty. Ltd., senior secured note, 144A, 9.50%, 3/01/18	230,000		EUR	240,080
				300,127
Turkey 1.1%
[c]Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	200,000			216,000
Ukraine 0.7%
[h]State Export-Import Bank of Ukraine (BIZ FIN), loan participation, Reg S, 8.75%,
1/22/18	200,000			143,237
Total Quasi-Sovereign and Corporate Bonds (Cost $2,315,685)				2,195,973
Total Investments before Short Term Investments (Cost $15,642,053)				14,624,126

Short Term Investments 19.7%
Foreign Government and Agency Securities 7.0%
Mexico 0.3%
Mexico Treasury Bill, Strip, 5/28/15	26,150	[i]	MXN	18,517
[j]Mexico Treasury Bills, 12/11/14 - 9/17/15	52,310	[i]	MXN	37,403
				55,920
Nigeria 6.5%
[j]Nigeria Treasury Bills,
12/18/14	69,000,000		NGN	384,442
2/19/15	160,600,000		NGN	874,535
				1,258,977
Philippines 0.2%
[j]Philippine Treasury Bills, 7/08/15 - 9/02/15	1,610,000		PHP	35,457
Total Foreign Government and Agency Securities (Cost $1,480,541)				1,350,354
Total Investments before Money Market Funds (Cost $17,122,594)				15,974,480
	Shares
Money Market Funds (Cost $2,442,072) 12.7%
United States 12.7%
[k,l]Institutional Fiduciary Trust Money Market Portfolio	2,442,072			2,442,072

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Total Investments (Cost $19,564,666) 95.6%	18,416,552
Other Assets, less Liabilities 4.4%	848,308
Net Assets 100.0%	$19,264,860

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2014, the aggregate value of these securities was $4,956,551, representing 25.73% of net assets.
d Principal amount is stated in 100 Mexican Peso Units.
e Principal amount of security is adjusted for inflation.
f See Note 6 regarding restricted securities.
g Income may be received in additional securities and/or cash.
h Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
i Principal amount is stated in 10 Mexican Peso Units.
j The security is traded on a discount basis with no stated coupon rate.
k Non-income producing.
l Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At November 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Chilean Peso	DBAB	Buy	148,335,000	$254,107	12/05/14	$-	$(10,444)
Euro	CITI	Sell	281,000	382,062	12/05/14	32,344	-
Indian Rupee	JPHQ	Buy	13,837,500	225,795	12/09/14	-	(3,729)
Philippine Peso	DBAB	Buy	2,407,100	54,937	12/29/14	-	(1,481)
Malaysian Ringgit	JPHQ	Buy	342,000	102,065	1/08/15	-	(1,335)
Malaysian Ringgit	JPHQ	Buy	184,000	54,952	1/09/15	-	(762)
Malaysian Ringgit	JPHQ	Buy	55,000	16,442	1/12/15	-	(248)
Euro	DBAB	Sell	110,000	150,348	1/30/15	13,392	-
Euro	DBAB	Sell	100,000	135,545	2/03/15	11,035	-
Japanese Yen	JPHQ	Sell	20,400,000	202,043	2/06/15	30,009	-
Japanese Yen	SCNY	Sell	20,370,000	201,688	2/06/15	29,907	-
Japanese Yen	BZWS	Sell	20,370,000	201,662	2/09/15	29,876	-
Japanese Yen	JPHQ	Sell	20,420,000	201,719	2/09/15	29,511	-
Malaysian Ringgit	DBAB	Buy	389,000	119,311	4/01/15	-	(5,387)
Euro	BZWS	Sell	367,000	505,891	4/02/15	48,722	-
Japanese Yen	BZWS	Sell	46,442,500	449,258	4/02/15	57,389	-
Malaysian Ringgit	JPHQ	Buy	827,050	248,746	4/02/15	-	(6,550)
Euro	DBAB	Sell	155,000	213,812	4/07/15	20,721	-
South Korean Won	JPHQ	Buy	227,006,000	211,239	4/07/15	-	(8,277)
South Korean Won	JPHQ	Buy	45,013,200	43,307	5/15/15	-	(3,100)
South Korean Won	JPHQ	Buy	11,204,500	10,761	5/18/15	-	(754)
Euro	JPHQ	Sell	109,400	149,542	5/20/15	13,207	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
South Korean Won	JPHQ	Buy	33,766,200	32,383	5/20/15	-	(2,226)
South Korean Won	JPHQ	Buy	33,768,000	32,485	5/21/15	-	(2,327)
Euro	BZWS	Sell	105,000	143,968	5/22/15	13,114	-
Mexican Peso	JPHQ	Buy	6,083,000	458,299	5/28/15	-	(26,226)
Peruvian Neuvo Sol	DBAB	Buy	130,000	45,108	6/09/15	-	(1,640)
Philippine Peso	DBAB	Buy	816,880	18,571	6/30/15	-	(530)
Malaysian Ringgit	JPHQ	Buy	291,780	89,041	7/01/15	-	(4,090)
Philippine Peso	JPHQ	Buy	823,000	18,814	7/01/15	-	(638)
Malaysian Ringgit	JPHQ	Buy	89,250	27,249	7/02/15	-	(1,265)
Malaysian Ringgit	DBAB	Buy	16,110	4,925	7/03/15	-	(235)
Malaysian Ringgit	DBAB	Buy	151,500	46,354	7/07/15	-	(2,261)
Euro	DBAB	Sell	128,180	173,793	7/21/15	13,935	-
Malaysian Ringgit	HSBK	Buy	356,895	109,692	7/21/15	-	(5,911)
Euro	DBAB	Sell	137,450	184,403	8/13/15	12,935	-
Philippine Peso	DBAB	Buy	2,407,100	53,640	9/30/15	-	(633)
Euro	DBAB	Sell	450,800	570,172	10/02/15	7,362	-
Euro	DBAB	Sell	393,000	493,934	10/07/15	3,245	-
Japanese Yen	JPHQ	Sell	40,000,000	369,259	10/07/15	30,794	-
Japanese Yen	HSBK	Sell	19,800,000	183,763	10/09/15	16,216	-
Japanese Yen	BZWS	Sell	10,100,000	93,799	10/13/15	8,326	-
Japanese Yen	DBAB	Sell	9,900,000	91,999	10/13/15	8,218	-
Euro	DBAB	Sell	100,000	127,530	10/29/15	2,627	-
Euro	DBAB	Sell	118,000	150,680	10/30/15	3,292	-
Euro	DBAB	Sell	59,000	74,000	11/05/15	298	-
Euro	BZWS	Sell	100,000	125,153	11/16/15	212	-
Unrealized appreciation (depreciation)						436,687	(90,049)
Net unrealized appreciation (depreciation)						$346,638

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At November 30, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Insterest Rate Swap Contracts

	Counterparty	Expiration	Notional	Unrealized	Unrealized
Description	/ Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 0.926%	LCH	10/17/17	$960,000	$2,577	$-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.018%	CME	8/22/23	520,000	-	(38,254)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.848%	CME	8/22/43	300,000	-	(61,579)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.849%	CME	12/23/43	300,000	-	(63,682)
Unrealized appreciation (depreciation)				2,577	(163,515)
Net unrealized appreciation (depreciation)					$(160,938)

ABBREVIATIONS

Counterparty/Exchange

BZWS - Barclays Bank PLC
CITI - Citibank N.A.

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
SCNY	-	Standard Charted Bank

Currency

BRL	-	Brazilian Real
EUR	-	Euro
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RSD	-	Serbian Dinar
UYU	-	Uruguayan Peso

Selected Portfolio

FRN	-	Floating Rate Note
PIK	-	Payment-In-Kind

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited)

Templeton Global Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 62.3%
Brazil 4.8%
Letra Tesouro Nacional, Strip,
1/01/15	85,030	[a]	BRL	$32,823,780
1/01/16	559,730	[a]	BRL	192,070,384
1/01/17	988,370	[a]	BRL	303,062,319
1/01/18	615,590	[a]	BRL	169,286,950
Nota Do Tesouro Nacional,
10.00%, 1/01/21	195,750	[a]	BRL	70,617,283
10.00%, 1/01/23	744,290	[a]	BRL	264,777,373
[b] Index Linked, 6.00%, 5/15/17	4,429	[a]	BRL	4,388,292
[b] Index Linked, 6.00%, 5/15/19	431,730	[a]	BRL	425,366,142
[b] Index Linked, 6.00%, 8/15/20	39,290	[a]	BRL	38,826,434
[b] Index Linked, 6.00%, 8/15/22	1,050,004	[a]	BRL	1,042,335,632
[b] Index Linked, 6.00%, 5/15/23	348,754	[a]	BRL	345,782,817
[b] Index Linked, 6.00%, 8/15/24	250,722	[a]	BRL	249,202,838
[b] Index Linked, 6.00%, 8/15/50	133,230	[a]	BRL	134,071,956
senior note, 10.00%, 1/01/19	569,840	[a]	BRL	209,494,970
				3,482,107,170
Hungary 6.8%
Government of Hungary,
7.75%, 8/24/15	32,210,410,000		HUF	136,668,296
5.50%, 12/22/16	31,746,880,000		HUF	138,393,920
4.125%, 2/19/18	136,990,000			142,827,829
4.00%, 4/25/18	25,821,730,000		HUF	109,700,947
6.00%, 1/11/19	179,922,000		EUR	260,399,527
6.50%, 6/24/19	74,957,040,000		HUF	352,633,258
7.50%, 11/12/20	21,125,910,000		HUF	106,487,055
5.375%, 2/21/23	252,890,000			276,788,105
A, 6.75%, 11/24/17	110,833,790,000		HUF	507,035,119
A, 5.50%, 12/20/18	38,023,730,000		HUF	170,989,474
A, 7.00%, 6/24/22	39,464,430,000		HUF	199,048,340
A, 6.00%, 11/24/23	47,097,950,000		HUF	229,526,509
B, 6.75%, 2/24/17	57,394,070,000		HUF	257,237,685
B, 5.50%, 6/24/25	15,576,440,000		HUF	74,203,078
senior note, 6.25%, 1/29/20	390,004,000			442,048,084
senior note, 6.375%, 3/29/21	927,200,000			1,070,299,412
senior note, 5.375%, 3/25/24	83,320,000			91,350,382
[c] senior note, Reg S, 3.50%, 7/18/16	11,765,000		EUR	15,266,003
[c] senior note, Reg S, 4.375%, 7/04/17	104,973,000		EUR	140,675,224
[c] senior note, Reg S, 5.75%, 6/11/18	143,730,000		EUR	204,314,725
[c] senior note, Reg S, 3.875%, 2/24/20	41,781,000		EUR	56,651,434
				4,982,544,406
Iceland 0.3%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	173,200,000			195,423,292

India 2.1%
Government of India,
senior bond, 7.80%, 5/03/20	14,439,400,000		INR	228,015,325
senior bond, 8.28%, 9/21/27	4,362,400,000		INR	70,546,971
senior bond, 8.60%, 6/02/28	14,975,000,000		INR	249,732,979
senior note, 7.28%, 6/03/19	561,300,000		INR	8,736,466
senior note, 8.12%, 12/10/20	10,842,300,000		INR	173,469,829
senior note, 8.35%, 5/14/22	4,260,400,000		INR	68,957,734
senior note, 7.16%, 5/20/23	4,378,700,000		INR	65,887,434
senior note, 8.83%, 11/25/23	37,754,900,000		INR	631,066,992
				1,496,413,730
Indonesia 1.7%
Government of Indonesia,
FR27, 9.50%, 6/15/15	55,210,000,000		IDR	4,599,678

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
FR28, 10.00%, 7/15/17	104,700,000,000		IDR	9,088,756
FR30, 10.75%, 5/15/16	185,655,000,000		IDR	15,984,301
FR31, 11.00%, 11/15/20	919,348,000,000		IDR	87,122,197
FR32, 15.00%, 7/15/18	1,150,000,000		IDR	116,088
FR34, 12.80%, 6/15/21	1,522,849,000,000		IDR	157,127,712
FR35, 12.90%, 6/15/22	816,108,000,000		IDR	86,216,995
FR36, 11.50%, 9/15/19	437,062,000,000		IDR	41,263,023
FR37, 12.00%, 9/15/26	66,550,000,000		IDR	7,118,354
FR39, 11.75%, 8/15/23	556,845,000,000		IDR	56,921,030
FR40, 11.00%, 9/15/25	710,760,000,000		IDR	71,046,290
FR42, 10.25%, 7/15/27	818,390,000,000		IDR	78,509,544
FR43, 10.25%, 7/15/22	337,191,000,000		IDR	31,515,928
FR44, 10.00%, 9/15/24	197,824,000,000		IDR	18,520,560
FR46, 9.50%, 7/15/23	2,825,220,000,000		IDR	255,790,616
FR47, 10.00%, 2/15/28	1,854,867,000,000		IDR	175,512,524
FR48, 9.00%, 9/15/18	341,640,000,000		IDR	29,246,571
FR52, 10.50%, 8/15/30	896,704,000,000		IDR	88,722,584
senior bond, FR53, 8.25%, 7/15/21	128,956,000,000		IDR	10,867,741
senior note, 8.50%, 10/15/16	70,944,000,000		IDR	5,929,407
				1,231,219,899
Ireland 6.9%
Government of Ireland,
5.90%, 10/18/19	478,008,000		EUR	752,762,321
4.50%, 4/18/20	471,335,000		EUR	708,760,235
5.00%, 10/18/20	1,419,015,000		EUR	2,215,092,884
senior bond, 4.50%, 10/18/18	82,124,000		EUR	118,477,657
senior bond, 5.40%, 3/13/25	723,011,670		EUR	1,226,977,876
				5,022,070,973
Lithuania 1.1%
[d]Government of Lithuania, 144A,
6.75%, 1/15/15	340,330,000			342,589,791
7.375%, 2/11/20	259,310,000			315,979,608
6.125%, 3/09/21	101,430,000			119,207,129
				777,776,528
Malaysia 1.4%
Government of Malaysia,
4.72%, 9/30/15	2,465,400,000		MYR	736,813,853
senior bond, 4.262%, 9/15/16	1,021,117,000		MYR	305,689,072
				1,042,502,925
Mexico 3.8%
Government of Mexico,
6.00%, 6/18/15	20,883,940	[e]	MXN	152,416,571
8.00%, 12/17/15	188,412,110	[e]	MXN	1,421,091,191
6.25%, 6/16/16	19,203,950	[e]	MXN	143,840,810
7.25%, 12/15/16	89,531,000	[e]	MXN	689,574,403
[f]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	5,262,131	[g]	MXN	37,760,523
5.00%, 6/16/16	13,484,399	[g]	MXN	103,940,176
3.50%, 12/14/17	11,425,011	[g]	MXN	88,581,844
4.00%, 6/13/19	7,147,692	[g]	MXN	56,872,186
2.50%, 12/10/20	5,722,843	[g]	MXN	42,363,529
				2,736,441,233
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000		PEN	72,660,080

Philippines 0.6%
Government of the Philippines,
4.625%, 11/25/15	1,756,700,000		PHP	39,870,540
senior bond, 9.125%, 9/04/16	619,630,000		PHP	15,063,989

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

senior note, 1.625%, 4/25/16	17,869,570,000	PHP	394,947,552
			449,882,081
Poland 8.8%
Government of Poland,
5.50%, 4/25/15	4,452,193,000	PLN	1,343,401,420
6.25%, 10/24/15	5,168,683,000	PLN	1,597,351,246
5.00%, 4/25/16	2,472,048,000	PLN	767,543,894
4.75%, 10/25/16	3,039,400,000	PLN	953,880,019
4.75%, 4/25/17	285,830,000	PLN	90,888,161
5.75%, 9/23/22	495,970,000	PLN	185,057,194
[h] FRN, 2.69%, 1/25/17	2,005,988,000	PLN	597,090,812
[h] FRN, 2.69%, 1/25/21	1,721,975,000	PLN	507,940,388
senior note, 6.375%, 7/15/19	297,700,000		352,643,512
			6,395,796,646
Portugal 2.5%
Government of Portugal,
[d] 144A, 5.125%, 10/15/24	690,810,000		725,146,711
[c] Reg S, 3.875%, 2/15/30	820,750,000	EUR	1,045,436,982
[c] senior bond, Reg S, 4.95%, 10/25/23	5,772,600	EUR	8,395,438
[c] senior note, Reg S, 5.65%, 2/15/24	14,427,600	EUR	21,961,928
			1,800,941,059
Russia 0.8%
Government of Russia, senior bond,
[d] 144A, 7.50%, 3/31/30	441,113,680		484,144,319
[c] Reg S, 7.50%, 3/31/30	114,405,575		125,565,839
			609,710,158
Serbia 0.7%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	100,490,000		104,989,440
4.875%, 2/25/20	190,710,000		195,908,755
7.25%, 9/28/21	211,710,000		243,183,867
			544,082,062
Singapore 0.4%
Government of Singapore, senior note, 1.125%, 4/01/16	328,050,000	SGD	253,843,947

Slovenia 1.3%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	397,289,000		443,610,911
5.85%, 5/10/23	408,080,000		468,330,972
			911,941,883
South Korea 12.0%
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		16,636,788
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	804,984,870,000	KRW	724,341,003
senior bond, 2.80%, 8/02/15	371,739,100,000	KRW	335,726,726
senior bond, 2.81%, 10/02/15	152,005,000,000	KRW	137,453,029
senior note, 2.84%, 12/02/14	404,622,980,000	KRW	363,510,008
senior note, 2.74%, 2/02/15	975,821,950,000	KRW	877,754,967
senior note, 2.76%, 6/02/15	1,835,253,600,000	KRW	1,655,065,282
senior note, 2.90%, 12/02/15	1,053,568,000,000	KRW	954,922,007
senior note, 2.78%, 2/02/16	805,900,480,000	KRW	730,381,400
senior note, 2.80%, 4/02/16	66,000,000,000	KRW	59,899,435
senior note, 2.79%, 6/02/16	172,039,000,000	KRW	156,294,593
senior note, 2.46%, 8/02/16	407,886,800,000	KRW	369,001,034
senior note, 2.22%, 10/02/16	111,781,700,000	KRW	100,750,545
Korea Treasury Bond,
senior bond, 5.25%, 9/10/15	26,000,000,000	KRW	23,932,519
senior bond, 4.00%, 3/10/16	798,759,900,000	KRW	735,388,686
senior bond, 5.00%, 9/10/16	175,000,000,000	KRW	165,321,152
senior note, 3.25%, 12/10/14	212,343,630,000	KRW	190,812,814
senior note, 4.50%, 3/10/15	15,630,000,000	KRW	14,134,765
senior note, 3.25%, 6/10/15	239,917,540,000	KRW	216,915,326

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
senior note, 4.00%, 9/10/15	82,830,000,000	KRW	75,538,715
senior note, 2.75%, 6/10/16	432,225,200,000	KRW	392,542,864
senior note, 3.00%, 12/10/16	508,108,700,000	KRW	465,059,851
			8,761,383,509
Sri Lanka 1.0%
Government of Sri Lanka,
8.00%, 1/01/17	476,700,000	LKR	3,719,623
8.25%, 3/01/17	907,610,000	LKR	7,116,763
10.60%, 7/01/19	6,768,610,000	LKR	58,028,896
10.60%, 9/15/19	17,297,800,000	LKR	148,504,548
11.20%, 7/01/22	1,288,300,000	LKR	11,486,548
A, 11.75%, 3/15/15	166,090,000	LKR	1,286,821
A, 6.50%, 7/15/15	3,488,190,000	LKR	26,681,927
A, 11.00%, 8/01/15	15,208,000,000	LKR	119,632,401
A, 8.50%, 11/01/15	2,571,370,000	LKR	19,997,279
A, 6.40%, 8/01/16	2,094,100,000	LKR	15,932,884
A, 5.80%, 1/15/17	2,419,800,000	LKR	18,118,057
A, 7.50%, 8/15/18	478,510,000	LKR	3,675,679
A, 8.00%, 11/15/18	6,671,840,000	LKR	52,227,560
A, 9.00%, 5/01/21	10,254,020,000	LKR	82,360,930
B, 11.00%, 9/01/15	3,443,800,000	LKR	27,190,659
B, 6.40%, 10/01/16	1,421,400,000	LKR	10,801,502
B, 5.80%, 7/15/17	810,400,000	LKR	6,008,113
B, 8.50%, 7/15/18	1,975,710,000	LKR	15,662,869
C, 8.50%, 4/01/18	6,806,070,000	LKR	53,904,178
D, 8.50%, 6/01/18	7,532,460,000	LKR	59,827,490
			742,164,727
[i]Supranational 0.3%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	2,473,000,000	MXN	211,249,314

Sweden 1.8%
Government of Sweden, 4.50%, 8/12/15	9,383,110,000	SEK	1,297,368,977

Ukraine 3.1%
[d]Government of Ukraine,
144A, 6.875%, 9/23/15	10,500,000		8,884,103
144A, 9.25%, 7/24/17	707,200,000		562,376,048
144A, 7.75%, 9/23/20	181,290,000		140,090,035
senior bond, 144A, 6.58%, 11/21/16	135,700,000		105,388,013
senior bond, 144A, 7.80%, 11/28/22	572,565,000		427,734,683
senior note, 144A, 4.95%, 10/13/15	50,870,000	EUR	53,267,425
senior note, 144A, 6.25%, 6/17/16	349,346,000		280,140,557
senior note, 144A, 6.75%, 11/14/17	82,883,000		64,334,613
senior note, 144A, 7.95%, 2/23/21	554,350,000		429,066,900
senior note, 144A, 7.50%, 4/17/23	273,808,000		200,743,704
			2,272,026,081
Vietnam 0.0%†
[d]Government of Vietnam, 144A, 6.75%, 1/29/20	16,885,000		19,164,475

Total Foreign Government and Agency Securities (Cost $45,020,959,020)			45,308,715,155
Quasi-Sovereign and Corporate Bonds 1.2%
Hungary 0.4%
[d]Hungarian Development Bank, senior note, 144A, 6.25%, 10/21/20	250,000,000		277,910,000

India 0.5%
Food Corp. of India, secured note, 6, 9.95%, 3/07/22	20,450,000,000	INR	358,078,809

South Korea 0.0%†
The Export-Import Bank of Korea,
senior bond, 5.125%, 3/16/15	6,330,000		6,413,651

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
senior note, 4.625%, 2/20/17	14,090,000		EUR	19,066,950
				25,480,601
Ukraine 0.3%
[d]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	23,747,000			17,709,325
7.40%, 4/20/18	238,810,000			174,331,300
				192,040,625
Total Quasi-Sovereign and Corporate Bonds (Cost $877,284,952)				853,510,035
Total Investments before Short Term Investments (Cost $45,898,243,972)				46,162,225,190

Short Term Investments 30.4%
Foreign Government and Agency Securities 14.6%
Canada 4.1%
[j]Canada Treasury Bills,
1/15/15	1,032,680,000		CAD	902,197,228
1/29/15	957,810,000		CAD	836,501,600
12/04/14 - 4/23/15	1,268,610,000		CAD	1,107,983,534
Government of Canada, 1.50%, 8/01/15	208,775,000		CAD	183,246,491
				3,029,928,853
Hungary 0.0%†
[j]Hungary Treasury Bill, 9/16/15	4,151,970,000		HUF	16,633,583
Malaysia 5.2%
[j]Bank of Negara Monetary Notes, 1/15/15 - 10/27/15	12,975,387,000		MYR	3,764,259,173
Mexico 0.6%
[j]Mexico Treasury Bills, 9/17/15 - 10/01/15	591,205,800	[k]	MXN	413,865,353
Philippines 0.2%
[j]Philippine Treasury Bills, 4/08/15 - 11/04/15	6,339,440,000		PHP	139,533,527
Singapore 3.0%
[j]Monetary Authority of Singapore Treasury Bills,
1/02/15	1,836,880,000		SGD	1,408,955,880
1/09/15 - 2/23/15	1,067,033,000		SGD	818,351,940
				2,227,307,820
South Korea 0.7%
Korea Monetary Stabilization Bond,
[j]1/13/15	321,931,000,000		KRW	288,572,928
senior note, 2.13%, 10/08/15	223,563,600,000		KRW	201,040,931
				489,613,859
Sweden 0.8%
[j]Sweden Treasury Bills, 1/21/15 - 3/18/15	4,169,460,000		SEK	559,118,808

Total Foreign Government and Agency Securities (Cost $10,947,799,779)				10,640,260,976
U.S. Government and Agency Securities (Cost $1,600,727,335) 2.2%
United States 2.2%
[j]FHLB, 12/01/14 - 12/05/14	1,600,735,000			1,600,733,079
Total Investments before Money Market Funds (Cost $58,446,771,086)				58,403,219,245
	Shares
Money Market Funds (Cost $9,880,385,544) 13.6%
United States 13.6%
[l,m]Institutional Fiduciary Trust Money Market Portfolio	9,880,385,544			9,880,385,544

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Total Investments (Cost $68,327,156,630) 93.9%	68,283,604,789
Other Assets, less Liabilities 6.1%	4,468,994,887
Net Assets 100.0%	$72,752,599,676

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2014, the aggregate value of these securities was $1,618,267,573, representing 2.22% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2014, the aggregate value of these securities was $6,399,655,976, representing 8.80% of net assets.
e Principal amount is stated in 100 Mexican Peso Units.
f Principal amount of security is adjusted for inflation.
g Principal amount is stated in 100 Unidad de Inversion Units.
h The coupon rate shown represents the rate at period end.
i A supranational organization is an entity formed by two or more central governments through international treaties.
j The security is traded on a discount basis with no stated coupon rate.
k Principal amount is stated in 10 Mexican Peso Units.
l Non-income producing.
m Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At November 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
Chilean Peso	DBAB	Buy	8,038,300,000	14,099,807		12/01/14	$-	$(889,999)
Chilean Peso	DBAB	Sell	8,038,300,000	13,430,744		12/01/14	220,936	-
Swedish Krona	BZWS	Buy	485,000,000	52,749,213	EUR	12/02/14	-	(605,839)
Swedish Krona	BZWS	Sell	485,000,000	52,598,188	EUR	12/02/14	417,884	-
Indian Rupee	HSBK	Buy	3,044,997,250	49,324,796		12/03/14	-	(414,416)
Chilean Peso	DBAB	Buy	8,550,080,000	15,520,203		12/04/14	-	(1,473,859)
Euro	CITI	Sell	72,203,000	97,831,455		12/04/14	7,971,910	-
Euro	DBAB	Sell	131,065,000	177,628,684		12/04/14	14,513,007	-
Swedish Krona	BZWS	Buy	1,266,479,512	137,640,619	EUR	12/04/14	-	(1,454,456)
Swedish Krona	BZWS	Sell	1,266,479,512	137,172,958	EUR	12/04/14	872,432	-
Chilean Peso	DBAB	Buy	12,117,060,000	20,757,276		12/05/14	-	(853,109)
Euro	CITI	Sell	63,090,000	85,780,319		12/05/14	7,261,845	-
Swedish Krona	DBAB	Buy	608,500,000	66,073,794	EUR	12/05/14	-	(627,109)
Swedish Krona	DBAB	Sell	608,500,000	65,788,051	EUR	12/05/14	271,489	-
Chilean Peso	DBAB	Buy	16,276,230,000	29,368,874		12/09/14	-	(2,644,033)
Chilean Peso	MSCO	Buy	24,383,100,000	41,285,303		12/09/14	-	(1,249,344)
Euro	HSBK	Sell	21,570,052	29,443,121		12/09/14	2,597,595	-
Euro	SCNY	Sell	226,537,356	309,479,478		12/09/14	27,536,977	-
Indian Rupee	DBAB	Buy	2,510,663,000	40,957,984		12/09/14	-	(666,610)
Indian Rupee	JPHQ	Buy	2,575,440,000	42,025,015		12/09/14	-	(694,092)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Swedish Krona	DBAB	Buy	219,792,458	23,892,562	EUR	12/09/14	-	(259,788)
Swedish Krona	DBAB	Sell	219,792,458	23,759,472	EUR	12/09/14	94,148	-
Swedish Krona	DBAB	Buy	440,315,084	47,993,360	EUR	12/10/14	-	(680,991)
Swedish Krona	DBAB	Sell	440,315,084	47,602,789	EUR	12/10/14	194,893	-
Swedish Krona	MSCO	Buy	408,080,000	44,454,612	EUR	12/11/14	-	(599,936)
Euro	DBAB	Sell	129,470,000	179,706,949		12/12/14	18,569,340	-
Euro	JPHQ	Sell	127,432,000	175,771,418		12/15/14	17,167,717	-
Indian Rupee	JPHQ	Buy	2,855,265,000	46,171,814		12/15/14	-	(391,374)
Malaysian Ringgit	DBAB	Buy	151,275,000	46,357,159		12/15/14	-	(1,706,879)
Polish Zloty	DBAB	Buy	35,195,600	8,224,424	EUR	12/15/14	219,395	-
Singapore Dollar	DBAB	Buy	150,260,000	120,482,701		12/15/14	-	(5,210,797)
Chilean Peso	DBAB	Buy	23,672,830,000	39,826,430		12/16/14	-	(985,720)
Mexican Peso	CITI	Buy	2,030,785,800	153,024,324		12/16/14	-	(7,318,765)
Malaysian Ringgit	JPHQ	Buy	140,706,364	42,739,312		12/17/14	-	(1,216,393)
Mexican Peso	CITI	Buy	973,603,510	73,131,789		12/18/14	-	(3,286,434)
Malaysian Ringgit	JPHQ	Buy	159,282,000	48,227,814		12/19/14	-	(1,232,130)
Singapore Dollar	JPHQ	Buy	135,883,000	108,515,413		12/19/14	-	(4,277,085)
Chilean Peso	CITI	Buy	22,313,350,000	37,090,010		12/22/14	-	(503,250)
Japanese Yen	DBAB	Sell	24,707,170,000	240,884,580		12/22/14	32,617,951	-
Japanese Yen	HSBK	Sell	24,745,070,000	240,884,197		12/22/14	32,298,094	-
Singapore Dollar	HSBK	Buy	163,895,000	130,802,075		12/22/14	-	(5,079,088)
Malaysian Ringgit	HSBK	Buy	167,392,229	50,602,246		12/23/14	-	(1,232,502)
Japanese Yen	BZWS	Sell	12,521,550,000	120,753,653		12/26/14	15,195,952	-
Japanese Yen	CITI	Sell	19,533,646,000	188,375,241		12/26/14	23,704,992	-
Chilean Peso	DBAB	Buy	12,284,600,000	22,386,515		1/07/15	-	(2,274,697)
Japanese Yen	DBAB	Sell	10,434,667,000	100,198,454		1/07/15	12,223,004	-
Japanese Yen	GSCO	Sell	6,380,360,000	61,520,572		1/08/15	7,726,869	-
Malaysian Ringgit	DBAB	Buy	108,664,680	32,385,980		1/08/15	-	(380,659)
Malaysian Ringgit	JPHQ	Buy	321,901,100	96,066,939		1/08/15	-	(1,256,481)
Malaysian Ringgit	JPHQ	Buy	173,097,000	51,695,437		1/09/15	-	(716,783)
Chilean Peso	DBAB	Buy	17,261,240,000	31,392,634		1/12/15	-	(3,145,993)
Chilean Peso	MSCO	Buy	21,679,600,000	39,306,681		1/12/15	-	(3,829,747)
Euro	CITI	Sell	29,000,000	39,424,050		1/12/15	3,322,967	-
Malaysian Ringgit	JPHQ	Buy	51,876,000	15,508,520		1/12/15	-	(234,251)
Mexican Peso	CITI	Buy	2,335,652,631	174,042,670		1/12/15	-	(6,739,800)
Euro	SCNY	Sell	49,935,936	67,863,436		1/13/15	5,699,398	-
Japanese Yen	CITI	Sell	3,332,090,000	31,858,591		1/13/15	3,764,193	-
Euro	CITI	Sell	92,914,073	263,404,875		1/14/15	23,248,717	-
Euro	JPHQ	Sell	26,531,589	36,268,682		1/14/15	3,239,861	-
Indian Rupee	JPHQ	Buy	5,912,162,767	95,359,771		1/14/15	-	(993,910)
Japanese Yen	SCNY	Sell	3,331,470,000	31,886,198		1/14/15	3,796,811	-
Indian Rupee	DBAB	Buy	2,891,384,000	46,582,633		1/15/15	-	(439,354)
Japanese Yen	BZWS	Sell	22,053,780,000	212,661,047		1/15/15	26,712,519	-
Japanese Yen	HSBK	Sell	12,607,090,000	121,222,019		1/15/15	14,924,149	-
Japanese Yen	JPHQ	Sell	14,336,430,000	138,229,756		1/15/15	17,350,792	-
Malaysian Ringgit	JPHQ	Buy	54,220,000	16,265,187		1/15/15	-	(304,608)
Japanese Yen	DBAB	Sell	25,032,090,000	242,167,133		1/16/15	31,105,074	-
Japanese Yen	SCNY	Sell	10,082,050,000	97,578,456		1/16/15	12,570,043	-
Malaysian Ringgit	JPHQ	Buy	25,017,400	7,537,859		1/16/15	-	(174,155)
Indian Rupee	DBAB	Buy	4,833,959,000	77,855,890		1/20/15	-	(769,705)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Indian Rupee	JPHQ	Buy	5,912,162,767	95,092,891		1/20/15	-	(812,805)
Japanese Yen	HSBK	Sell	10,034,848,500	96,303,728		1/20/15	11,690,692	-
Japanese Yen	JPHQ	Sell	19,676,275,000	189,524,798		1/20/15	23,616,027	-
Euro	BZWS	Sell	139,061,000	189,540,143		1/21/15	16,414,377	-
Indian Rupee	JPHQ	Buy	2,057,100,000	32,881,245		1/21/15	-	(82,048)
Euro	CITI	Sell	42,223,091	57,310,668		1/22/15	4,744,033	-
Euro	JPHQ	Sell	25,614,073	34,806,323		1/22/15	2,917,478	-
Indian Rupee	DBAB	Buy	725,918,000	11,674,968		1/22/15	-	(102,404)
Indian Rupee	JPHQ	Buy	1,454,842,000	23,249,573		1/22/15	-	(56,523)
Chilean Peso	DBAB	Buy	20,283,160,000	36,645,276		1/23/15	-	(3,486,332)
Malaysian Ringgit	HSBK	Buy	149,324,973	44,159,389		1/23/15	-	(231,321)
Chilean Peso	DBAB	Buy	28,770,380,000	50,961,615		1/26/15	-	(3,940,434)
Singapore Dollar	JPHQ	Buy	136,940,000	110,390,971		1/26/15	-	(5,365,096)
Euro	BZWS	Sell	94,940,000	129,719,845		1/27/15	11,516,888	-
Indian Rupee	DBAB	Buy	3,034,046,000	48,428,508		1/27/15	-	(96,433)
Indian Rupee	JPHQ	Buy	2,855,265,000	45,897,203		1/27/15	-	(413,093)
Japanese Yen	GSCO	Sell	15,371,620,000	148,697,654		1/27/15	19,078,389	-
Swedish Krona	CITI	Buy	150,300,000	16,341,131	EUR	1/27/15	-	(185,957)
Swedish Krona	DBAB	Buy	204,610,000	22,250,617	EUR	1/27/15	-	(259,024)
Swedish Krona	DBAB	Sell	204,610,000	22,110,439	EUR	1/27/15	84,498	-
Swedish Krona	UBSW	Buy	220,560,000	23,985,906	EUR	1/27/15	-	(280,190)
Japanese Yen	DBAB	Sell	13,902,366,365	136,164,215		1/28/15	18,933,290	-
Japanese Yen	HSBK	Sell	17,605,035,074	172,031,690		1/28/15	23,578,219	-
Euro	CITI	Sell	81,493,700	111,416,149		1/29/15	9,952,643	-
Swedish Krona	BZWS	Buy	1,035,954,000	111,989,142	EUR	1/29/15	-	(482,114)
Swedish Krona	CITI	Buy	1,258,232,801	136,122,293	EUR	1/29/15	-	(715,383)
Chilean Peso	DBAB	Buy	15,347,561,000	25,475,667		1/30/15	-	(401,026)
Euro	DBAB	Sell	58,160,000	79,493,088		1/30/15	7,080,580	-
Indian Rupee	DBAB	Buy	8,913,313,892	143,262,639		1/30/15	-	(1,326,368)
Indian Rupee	HSBK	Buy	6,669,238,000	107,280,854		1/30/15	-	(1,079,414)
Indian Rupee	JPHQ	Buy	1,032,134,010	16,591,127		1/30/15	-	(155,349)
Swedish Krona	DBAB	Buy	1,236,000,000	131,948,374	EUR	1/30/15	1,498,530	-
Swedish Krona	DBAB	Sell	1,236,000,000	133,731,498	EUR	1/30/15	721,562	-
Chilean Peso	DBAB	Buy	22,795,567,000	37,989,489		2/02/15	-	(756,128)
Indian Rupee	DBAB	Buy	3,470,372,896	55,764,639		2/02/15	-	(522,397)
Chilean Peso	DBAB	Buy	12,594,036,800	21,018,085		2/03/15	-	(449,285)
Indian Rupee	DBAB	Buy	4,439,003,000	71,233,646		2/03/15	-	(581,136)
Indian Rupee	HSBK	Buy	3,044,997,250	48,857,852		2/03/15	-	(392,758)
Chilean Peso	DBAB	Buy	20,259,910,000	35,744,372		2/04/15	-	(2,658,415)
Indian Rupee	JPHQ	Buy	4,405,988,000	70,719,848		2/04/15	-	(601,371)
Chilean Peso	DBAB	Buy	28,279,300,000	49,828,732		2/05/15	-	(3,650,530)
Malaysian Ringgit	DBAB	Buy	152,706,100	44,775,282		2/05/15	107,255	-
Mexican Peso	CITI	Buy	632,490,760	45,640,840		2/05/15	-	(395,707)
Chilean Peso	BZWS	Buy	20,031,600,000	34,584,945		2/09/15	-	(1,886,075)
Chilean Peso	DBAB	Buy	31,938,300,000	55,208,816		2/09/15	-	(3,073,874)
Euro	GSCO	Sell	127,740,000	178,036,348		2/09/15	18,980,478	-
Indian Rupee	CITI	Buy	3,154,839,000	50,443,032		2/09/15	-	(266,401)
Indian Rupee	DBAB	Buy	1,979,778,000	31,812,964		2/09/15	-	(325,274)
Indian Rupee	HSBK	Buy	4,080,336,000	65,550,936		2/09/15	-	(654,592)
Indian Rupee	JPHQ	Buy	792,240,000	12,732,515		2/09/15	-	(132,210)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Malaysian Ringgit	HSBK	Buy	137,320,000	42,554,774		2/09/15	-	(2,204,713)
Singapore Dollar	HSBK	Buy	139,904,000	112,282,504		2/09/15	-	(4,983,875)
Chilean Peso	BZWS	Buy	16,174,200,000	27,824,187		2/10/15	-	(1,424,298)
Euro	CITI	Sell	80,318,000	109,222,039		2/10/15	9,213,050	-
Euro	HSBK	Sell	73,778,000	100,346,196		2/10/15	8,480,572	-
Japanese Yen	CITI	Sell	12,481,439,000	122,935,929		2/10/15	17,675,721	-
Mexican Peso	CITI	Buy	1,333,051,000	97,939,240		2/10/15	-	(2,604,072)
Polish Zloty	DBAB	Buy	52,182,000	12,207,744	EUR	2/10/15	262,660	-
South Korean Won	DBAB	Buy	228,000,000,000	21,152,829,190	JPY	2/10/15	25,776,105	-
South Korean Won	HSBK	Buy	184,000,000,000	17,037,683,837	JPY	2/10/15	21,080,241	-
South Korean Won	JPHQ	Buy	523,500,000,000	48,638,855,337	JPY	2/10/15	58,585,823	-
Swedish Krona	BZWS	Buy	652,300,000	73,391,089	EUR	2/10/15	-	(3,889,602)
Euro	BZWS	Sell	150,959,000	205,258,952		2/11/15	17,288,962	-
Indian Rupee	JPHQ	Buy	4,113,949,900	65,796,880		2/11/15	-	(381,871)
Mexican Peso	MSCO	Buy	303,360,000	22,559,679		2/11/15	-	(865,539)
Polish Zloty	BZWS	Buy	52,182,000	12,200,608	EUR	2/11/15	270,847	-
Chilean Peso	MSCO	Buy	26,354,310,000	45,785,806		2/12/15	-	(2,777,203)
Indian Rupee	DBAB	Buy	4,385,197,150	70,443,463		2/12/15	-	(723,911)
Indian Rupee	HSBK	Buy	1,292,616,000	20,761,981		2/12/15	-	(210,884)
Japanese Yen	GSCO	Sell	5,856,880,500	57,363,034		2/12/15	7,969,168	-
Japanese Yen	HSBK	Sell	10,857,850,000	106,530,452		2/12/15	14,961,025	-
Malaysian Ringgit	DBAB	Buy	481,829,000	142,180,681		2/12/15	-	(627,251)
Mexican Peso	MSCO	Buy	2,139,414,000	156,447,093		2/12/15	-	(3,459,332)
Singapore Dollar	BZWS	Buy	38,999,058	31,139,459		2/12/15	-	(1,229,338)
South Korean Won	JPHQ	Buy	861,667,250,000	80,454,458,450	JPY	2/12/15	93,027,858	-
Euro	SCNY	Sell	140,680,000	192,481,190		2/13/15	17,307,617	-
Indian Rupee	HSBK	Buy	982,620,000	15,754,690		2/13/15	-	(134,075)
Japanese Yen	CITI	Sell	37,564,700,000	368,570,447		2/13/15	51,766,831	-
Mexican Peso	CITI	Buy	1,155,788,000	84,425,712		2/13/15	-	(1,780,484)
Singapore Dollar	DBAB	Buy	54,530,000	43,655,432		2/13/15	-	(1,833,938)
Chilean Peso	CITI	Buy	20,803,900,000	36,389,540		2/17/15	-	(2,453,631)
Chilean Peso	DBAB	Buy	9,810,760,000	17,074,069		2/17/15	-	(1,070,480)
Chilean Peso	JPHQ	Buy	25,881,000,000	43,311,857		2/17/15	-	(1,094,039)
Japanese Yen	CITI	Sell	18,760,200,000	183,851,431		2/17/15	25,631,257	-
Mexican Peso	MSCO	Buy	1,131,302,320	84,026,478		2/17/15	-	(3,148,691)
Polish Zloty	DBAB	Buy	52,182,000	12,255,049	EUR	2/17/15	198,868	-
Singapore Dollar	BZWS	Buy	112,084,000	89,814,496		2/17/15	-	(3,852,268)
Singapore Dollar	DBAB	Buy	95,420,000	76,348,216		2/17/15	-	(3,166,354)
Singapore Dollar	HSBK	Buy	84,114,500	67,330,382		2/17/15	-	(2,819,214)
Chilean Peso	DBAB	Buy	20,505,700,000	35,091,469		2/18/15	-	(1,644,902)
Japanese Yen	GSCO	Sell	20,850,739,790	205,397,507		2/18/15	29,544,659	-
Singapore Dollar	HSBK	Buy	84,114,500	66,546,282		2/18/15	-	(2,035,113)
Euro	JPHQ	Sell	145,696,000	199,809,680		2/19/15	18,381,803	-
Malaysian Ringgit	HSBK	Buy	51,597,000	15,365,396		2/19/15	-	(213,798)
Chilean Peso	JPHQ	Buy	26,556,377,200	45,512,215		2/20/15	-	(2,204,006)
Euro	BZWS	Sell	165,746,000	227,746,606		2/20/15	21,349,879	-
Chilean Peso	MSCO	Buy	12,954,520,000	22,679,482		2/23/15	-	(1,558,728)
Euro	GSCO	Sell	74,206,000	102,118,587		2/23/15	9,710,740	-
Hungarian Forint	DBAB	Buy	11,159,470,000	34,867,896	EUR	2/23/15	1,772,420	-
Indian Rupee	DBAB	Buy	900,181,000	14,366,577		2/23/15	-	(73,906)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Indian Rupee	HSBK	Buy	3,869,965,050	61,763,303		2/23/15	-	(317,731)
Malaysian Ringgit	HSBK	Buy	571,500,000	169,725,588		2/23/15	-	(1,945,772)
Malaysian Ringgit	JPHQ	Buy	177,750,000	52,799,644		2/23/15	-	(616,157)
Singapore Dollar	DBAB	Buy	84,117,000	67,356,916		2/23/15	-	(2,843,830)
Chilean Peso	JPHQ	Buy	18,232,450,000	31,941,924		2/24/15	-	(2,218,738)
Japanese Yen	HSBK	Sell	6,688,700,000	65,561,350		2/24/15	9,146,824	-
South Korean Won	JPHQ	Buy	743,500,000,000	69,524,967,271	JPY	2/24/15	79,074,620	-
Chilean Peso	BZWS	Buy	1,883,586,000	3,139,833		2/25/15	-	(69,412)
Chilean Peso	MSCO	Buy	22,054,300,000	38,465,684		2/25/15	-	(2,515,109)
Japanese Yen	BZWS	Sell	9,408,100,000	91,853,551		2/25/15	12,502,133	-
Malaysian Ringgit	DBAB	Buy	251,710,000	74,829,062		2/25/15	-	(941,948)
Chilean Peso	DBAB	Buy	14,257,230,000	24,821,083		2/26/15	-	(1,582,482)
Euro	BZWS	Sell	411,968,926	565,783,504		2/26/15	52,751,603	-
Euro	SCNY	Sell	211,027,544	289,804,126		2/26/15	27,007,941	-
Japanese Yen	BZWS	Sell	29,025,800,000	283,823,716		2/26/15	39,007,313	-
Japanese Yen	SCNY	Sell	11,809,161,000	115,574,400		2/26/15	15,970,726	-
Malaysian Ringgit	HSBK	Buy	957,079,700	299,546,086		2/26/15	-	(18,622,167)
Euro	BOFA	Sell	143,335,694	195,982,894		2/27/15	17,482,983	-
Japanese Yen	BZWS	Sell	42,387,239,840	415,231,432		2/27/15	57,714,780	-
Malaysian Ringgit	HSBK	Buy	563,724,900	168,700,597		2/27/15	-	(3,245,908)
Malaysian Ringgit	JPHQ	Buy	494,551,373	146,403,603		2/27/15	-	(1,251,520)
Mexican Peso	CITI	Buy	645,757,100	48,773,195		2/27/15	-	(2,631,795)
Mexican Peso	MSCO	Buy	274,416,700	20,109,680		2/27/15	-	(501,734)
Polish Zloty	DBAB	Buy	207,553,629	48,937,477	EUR	2/27/15	522,739	-
Euro	GSCO	Sell	31,393,000	43,099,450		3/02/15	4,003,867	-
Swedish Krona	GSCO	Buy	1,007,491,500	112,418,154	EUR	3/02/15	-	(4,856,048)
Chilean Peso	DBAB	Buy	12,395,040,000	21,392,889		3/03/15	-	(1,199,169)
Chilean Peso	MSCO	Buy	24,865,500,000	42,705,882		3/03/15	-	(2,195,570)
Japanese Yen	JPHQ	Sell	12,728,600,000	125,015,715		3/03/15	17,651,125	-
Polish Zloty	DBAB	Buy	284,819,000	66,835,387	EUR	3/03/15	1,100,251	-
Japanese Yen	HSBK	Sell	9,813,450,000	96,163,155		3/04/15	13,386,673	-
Malaysian Ringgit	JPHQ	Buy	250,109,000	74,900,874		3/04/15	-	(1,517,538)
Euro	DBAB	Sell	37,178,000	51,255,450		3/05/15	4,954,264	-
Singapore Dollar	MSCO	Buy	82,778,200	65,297,941		3/05/15	-	(1,811,925)
Euro	BZWS	Sell	104,222,209	143,147,542		3/09/15	13,345,558	-
Euro	GSCO	Sell	85,180,000	116,970,289		3/09/15	10,884,138	-
Euro	HSBK	Sell	29,251,000	40,213,105		3/09/15	3,782,886	-
Japanese Yen	BZWS	Sell	35,663,421,500	348,757,526		3/09/15	47,919,745	-
Japanese Yen	MSCO	Sell	6,405,061,130	62,641,185		3/09/15	8,611,473	-
Euro	CITI	Sell	109,690,000	151,813,702		3/10/15	15,200,764	-
Euro	MSCO	Sell	82,877,000	114,782,573		3/10/15	11,563,770	-
Singapore Dollar	GSCO	Buy	87,786,250	69,871,259		3/10/15	-	(2,544,578)
Chilean Peso	MSCO	Buy	24,865,500,000	42,904,840		3/11/15	-	(2,425,303)
Chilean Peso	DBAB	Buy	11,693,890,000	19,874,386		3/13/15	-	(841,052)
Indian Rupee	JPHQ	Buy	7,341,887,767	116,890,428		3/13/15	-	(635,475)
Mexican Peso	CITI	Buy	1,553,290,800	115,442,785		3/13/15	-	(4,558,125)
Mexican Peso	JPHQ	Buy	1,456,663,741	107,044,661		3/13/15	-	(3,057,909)
Euro	DBAB	Sell	103,280,000	143,248,327		3/16/15	14,612,048	-
Euro	JPHQ	Sell	204,801,000	283,819,370		3/16/15	28,737,664	-
Malaysian Ringgit	HSBK	Buy	418,125,000	128,196,284		3/16/15	-	(5,613,492)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Singapore Dollar	HSBK	Buy	240,069,100	190,030,317		3/16/15	-	(5,912,715)
Euro	BZWS	Sell	52,945,647	73,832,705		3/17/15	7,887,801	-
Euro	CITI	Sell	6,192,249	8,640,045		3/17/15	927,470	-
Japanese Yen	CITI	Sell	8,267,822,900	80,802,006		3/17/15	11,052,823	-
Mexican Peso	CITI	Buy	553,062,600	40,512,955		3/17/15	-	(1,041,971)
Euro	DBAB	Sell	112,249,000	155,897,024		3/18/15	16,087,356	-
Mexican Peso	JPHQ	Buy	1,108,360,000	81,431,195		3/18/15	-	(2,334,972)
Singapore Dollar	DBAB	Buy	109,530,000	86,542,222		3/18/15	-	(2,539,845)
Hungarian Forint	DBAB	Buy	20,036,298,800	62,790,031	EUR	3/19/15	2,878,373	-
Hungarian Forint	JPHQ	Buy	6,004,960,140	18,821,376	EUR	3/19/15	858,987	-
Japanese Yen	CITI	Sell	25,386,870,000	250,082,452		3/19/15	35,908,441	-
Japanese Yen	MSCO	Sell	12,384,230,000	122,652,570		3/19/15	18,174,145	-
Polish Zloty	DBAB	Buy	223,787,690	51,855,522	EUR	3/19/15	1,635,860	-
Chilean Peso	JPHQ	Buy	10,835,800,000	18,381,340		3/20/15	-	(756,374)
Hungarian Forint	JPHQ	Buy	20,038,995,000	63,021,653	EUR	3/20/15	2,597,779	-
Malaysian Ringgit	HSBK	Buy	116,686,000	35,021,910		3/20/15	-	(821,819)
Euro	BZWS	Sell	4,383,502	6,104,027		3/23/15	644,001	-
Euro	DBAB	Sell	34,555,000	48,100,560		3/23/15	5,059,365	-
Japanese Yen	DBAB	Sell	6,258,238,000	61,285,577		3/24/15	8,485,591	-
Mexican Peso	CITI	Buy	1,615,454,200	118,175,143		3/24/15	-	(2,936,784)
Swedish Krona	DBAB	Buy	1,307,000,000	146,746,758	EUR	3/24/15	-	(7,452,104)
Japanese Yen	BZWS	Sell	17,003,283,330	166,544,478		3/25/15	23,088,270	-
Euro	DBAB	Sell	29,745,000	40,963,327		3/26/15	3,912,439	-
Malaysian Ringgit	DBAB	Buy	152,218,000	45,195,368		3/26/15	-	(598,712)
Malaysian Ringgit	HSBK	Buy	145,031,000	43,043,569		3/26/15	-	(552,552)
Euro	BZWS	Sell	151,820,000	209,663,420		3/27/15	20,552,165	-
Euro	DBAB	Sell	990,895	1,363,967		3/31/15	129,638	-
Euro	GSCO	Sell	102,050,000	130,078,033		3/31/15	2,957,307	-
Malaysian Ringgit	HSBK	Buy	315,490,600	93,957,532		3/31/15	-	(1,555,986)
Euro	DBAB	Sell	74,973,000	103,420,005		4/07/15	10,022,681	-
Euro	HSBK	Sell	133,988,000	184,725,906		4/10/15	17,806,560	-
Malaysian Ringgit	HSBK	Buy	93,511,500	28,077,316		4/10/15	-	(707,553)
Euro	DBAB	Sell	113,621,500	156,828,348		4/13/15	15,277,488	-
Euro	SCNY	Sell	66,994,000	92,601,117		4/13/15	9,139,287	-
Euro	JPHQ	Sell	214,266,000	296,983,389		4/14/15	30,046,253	-
Japanese Yen	CITI	Sell	6,890,100,000	68,066,168		4/15/15	9,921,030	-
Chilean Peso	MSCO	Buy	21,847,300,000	38,531,393		4/16/15	-	(3,086,479)
Euro	HSBK	Sell	117,406,000	163,031,146		4/16/15	16,761,735	-
Malaysian Ringgit	DBAB	Buy	215,381,806	65,030,738		4/16/15	-	(2,015,871)
Mexican Peso	CITI	Buy	618,239,190	45,812,463		4/16/15	-	(1,777,427)
Japanese Yen	BZWS	Sell	2,679,000,000	26,366,034		4/17/15	3,757,612	-
Malaysian Ringgit	JPHQ	Buy	19,310,000	5,794,449		4/27/15	-	(148,965)
Chilean Peso	JPHQ	Buy	13,842,935,000	23,939,360		4/28/15	-	(1,506,151)
Euro	BZWS	Sell	41,793,000	57,944,323		4/30/15	5,870,537	-
Euro	SCNY	Sell	236,418,000	327,169,413		4/30/15	32,594,238	-
Euro	BZWS	Sell	202,926,342	281,227,500		5/05/15	28,371,802	-
Euro	BZWS	Sell	78,607,000	109,090,009		5/07/15	11,140,328	-
Euro	GSCO	Sell	226,520,861	314,442,668		5/07/15	32,182,233	-
Chilean Peso	MSCO	Buy	11,060,000,000	18,876,941		5/11/15	-	(975,625)
Japanese Yen	CITI	Sell	12,481,442,000	123,246,722		5/12/15	17,884,977	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Euro	CITI	Sell	100,069,509	137,865,763		5/13/15	13,165,885	-
Euro	GSCO	Sell	316,018,000	435,429,790		5/13/15	41,629,459	-
Euro	SCNY	Sell	39,305,000	54,066,975		5/13/15	5,087,734	-
Japanese Yen	GSCO	Sell	16,608,958,000	163,618,934		5/13/15	23,413,320	-
Japanese Yen	SCNY	Sell	12,414,879,000	122,410,560		5/13/15	17,609,540	-
Euro	GSCO	Sell	305,905,000	421,365,783		5/14/15	40,164,305	-
Japanese Yen	CITI	Sell	12,414,890,000	122,134,896		5/14/15	17,332,618	-
Malaysian Ringgit	JPHQ	Buy	338,000,000	99,920,182		5/14/15	-	(1,212,948)
Singapore Dollar	DBAB	Buy	95,420,000	76,541,130		5/14/15	-	(3,362,870)
Euro	BZWS	Sell	205,897,795	282,640,021		5/18/15	26,053,011	-
Japanese Yen	BOFA	Sell	42,218,712,250	415,825,000		5/18/15	59,413,150	-
Japanese Yen	BOFA	Sell	42,084,293,750	415,750,000		5/19/15	60,468,966	-
Japanese Yen	BZWS	Sell	42,198,117,500	415,745,000		5/19/15	59,503,052	-
Japanese Yen	CITI	Sell	42,148,693,500	415,750,001		5/19/15	59,925,296	-
Japanese Yen	HSBK	Sell	42,232,203,900	415,747,000		5/19/15	59,217,290	-
Euro	JPHQ	Sell	143,015,781	179,498,392		5/20/15	1,271,013	-
Japanese Yen	JPHQ	Sell	9,694,306,000	82,620,753		5/20/15	779,262	-
Malaysian Ringgit	HSBK	Buy	632,620,000	191,581,115		5/20/15	-	(6,908,035)
Euro	DBAB	Sell	145,693,000	182,961,269		5/21/15	1,395,955	-
Euro	GSCO	Sell	202,057,000	277,385,870		5/21/15	25,578,695	-
Chilean Peso	MSCO	Buy	5,306,760,000	9,336,312		5/22/15	-	(755,894)
Euro	BZWS	Sell	251,880,551	345,359,720		5/22/15	31,458,809	-
Malaysian Ringgit	HSBK	Buy	36,030,800	10,968,614		5/22/15	-	(451,965)
Euro	JPHQ	Sell	37,226,387	50,889,216		5/26/15	4,495,004	-
Mexican Peso	HSBK	Buy	531,511,160	39,975,268		5/26/15	-	(2,217,374)
South Korean Won	JPHQ	Buy	371,750,000,000	35,990,899,409	JPY	5/26/15	28,100,152	-
Malaysian Ringgit	JPHQ	Buy	928,597,255	283,493,541		5/27/15	-	(12,544,295)
Polish Zloty	MSCO	Buy	267,265,000	62,620,665	EUR	5/27/15	843,869	-
Singapore Dollar	BZWS	Buy	128,018,000	102,362,400		5/27/15	-	(4,185,323)
South Korean Won	JPHQ	Buy	371,750,000,000	36,282,805,805	JPY	5/27/15	25,623,845	-
Malaysian Ringgit	HSBK	Buy	148,382,600	45,217,919		5/28/15	-	(1,925,030)
Malaysian Ringgit	JPHQ	Buy	494,551,373	145,627,613		5/28/15	-	(1,334,700)
Mexican Peso	JPHQ	Buy	1,552,000,000	116,929,104		5/28/15	-	(6,691,227)
Singapore Dollar	DBAB	Buy	132,661,500	102,232,112		5/28/15	-	(493,845)
Euro	BZWS	Sell	50,325,351	68,518,469		5/29/15	5,797,282	-
Malaysian Ringgit	HSBK	Buy	337,619,000	102,813,229		5/29/15	-	(4,313,847)
Malaysian Ringgit	JPHQ	Buy	352,411,000	107,229,880		5/29/15	-	(4,414,974)
Mexican Peso	HSBK	Buy	475,193,807	35,920,071		5/29/15	-	(2,169,411)
Singapore Dollar	DBAB	Buy	132,661,500	105,685,322		5/29/15	-	(3,946,968)
Euro	GSCO	Sell	203,544,000	276,959,268		6/01/15	23,270,079	-
Chilean Peso	MSCO	Buy	26,179,074,000	46,103,718		6/02/15	-	(3,816,542)
Chilean Peso	JPHQ	Buy	31,264,830,000	55,092,211		6/03/15	-	(4,594,252)
Chilean Peso	BZWS	Buy	30,271,200,000	53,266,233		6/04/15	-	(4,377,276)
Chilean Peso	DBAB	Buy	44,641,073,000	78,345,161		6/05/15	-	(6,254,480)
Chilean Peso	MSCO	Buy	12,816,000,000	22,454,665		6/05/15	-	(1,758,160)
Euro	BZWS	Sell	165,594,422	225,531,323		6/05/15	19,130,722	-
Euro	DBAB	Sell	196,930,000	268,559,349		6/08/15	23,092,225	-
Euro	HSBK	Sell	406,025,025	528,782,631		6/08/15	22,685,057	-
Malaysian Ringgit	DBAB	Buy	28,167,000	8,523,831		6/08/15	-	(311,287)
Mexican Peso	CITI	Buy	1,672,699,230	125,598,765		6/08/15	-	(6,870,751)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Polish Zloty	DBAB	Buy	354,200,000	83,640,314	EUR	6/08/15	255,546	-
Euro	GSCO	Sell	102,043,700	139,172,300		6/09/15	11,976,418	-
Japanese Yen	CITI	Sell	28,538,800,000	279,430,541		6/09/15	38,434,038	-
Japanese Yen	HSBK	Sell	42,738,600,000	418,419,275		6/09/15	57,512,259	-
Mexican Peso	CITI	Buy	1,670,822,000	125,980,924		6/09/15	-	(7,393,693)
Singapore Dollar	DBAB	Buy	150,355,000	119,656,997		6/09/15	-	(4,348,385)
Singapore Dollar	GSCO	Buy	87,786,250	69,915,777		6/09/15	-	(2,591,706)
Japanese Yen	BZWS	Sell	35,594,850,000	348,601,719		6/10/15	48,015,756	-
Japanese Yen	CITI	Sell	12,207,090,000	119,370,734		6/10/15	16,286,161	-
Japanese Yen	HSBK	Sell	37,908,340,000	371,397,332		6/10/15	51,274,762	-
Japanese Yen	DBAB	Sell	12,553,300,000	122,902,878		6/11/15	16,893,099	-
Polish Zloty	CITI	Buy	61,037,800	14,589,779	EUR	6/11/15	-	(178,079)
Euro	GSCO	Sell	104,415,800	141,660,916		6/12/15	11,503,393	-
Mexican Peso	CITI	Buy	3,397,747,360	254,094,179		6/12/15	-	(12,983,738)
Polish Zloty	DBAB	Buy	312,838,000	74,687,963	EUR	6/12/15	-	(805,281)
Euro	DBAB	Sell	70,474,000	95,518,345		6/15/15	7,667,048	-
Mexican Peso	CITI	Buy	1,460,250,600	109,324,744		6/15/15	-	(5,722,410)
Japanese Yen	CITI	Sell	4,208,470,000	41,368,203		6/17/15	5,825,436	-
Euro	BZWS	Sell	19,959,932	27,153,990		6/22/15	2,270,224	-
Japanese Yen	DBAB	Sell	24,749,910,000	243,051,262		6/22/15	34,009,477	-
Mexican Peso	CITI	Buy	1,314,260,000	98,167,015		6/22/15	-	(4,963,924)
Japanese Yen	BZWS	Sell	11,637,164,000	114,847,045		6/30/15	16,545,892	-
Malaysian Ringgit	HSBK	Buy	497,925,000	152,303,245		7/07/15	-	(7,385,891)
Philippine Peso	HSBK	Buy	2,511,000,000	57,381,170		7/07/15	-	(1,936,971)
Chilean Peso	DBAB	Buy	24,066,765,000	42,240,921		7/10/15	-	(3,489,984)
Euro	JPHQ	Sell	117,193,824	159,691,820		7/10/15	13,555,214	-
Mexican Peso	CITI	Buy	3,482,973,187	261,621,963		7/10/15	-	(14,902,753)
Euro	BZWS	Sell	100,903,000	137,819,372		7/16/15	11,987,463	-
Euro	GSCO	Sell	91,986,000	125,594,005		7/16/15	10,882,114	-
Euro	MSCO	Sell	100,845,000	137,689,729		7/16/15	11,930,150	-
Euro	BZWS	Sell	158,260,000	214,557,830		7/20/15	17,188,585	-
Euro	GSCO	Sell	91,986,000	124,771,650		7/20/15	10,054,050	-
Euro	DBAB	Sell	87,055,000	118,037,875		7/22/15	9,467,123	-
Euro	MSCO	Sell	94,240,000	127,576,458		7/22/15	10,044,924	-
Malaysian Ringgit	DBAB	Buy	193,897,100	59,614,789		7/22/15	-	(3,234,857)
Euro	DBAB	Sell	89,314,817	120,992,996		7/23/15	9,602,525	-
Japanese Yen	CITI	Sell	14,729,205,625	145,744,252		7/24/15	21,279,394	-
Euro	DBAB	Sell	57,486,735	77,524,311		7/27/15	5,825,198	-
Euro	GSCO	Sell	53,052,700	71,576,050		7/27/15	5,407,193	-
Japanese Yen	JPHQ	Sell	7,902,175,000	78,192,905		7/27/15	11,414,881	-
Malaysian Ringgit	DBAB	Buy	6,261,000	1,935,933		7/27/15	-	(115,970)
Chilean Peso	DBAB	Buy	17,914,400,000	30,831,082		7/28/15	-	(2,029,924)
Chilean Peso	MSCO	Buy	30,202,971,000	51,963,833		7/28/15	-	(3,406,219)
Euro	BZWS	Sell	69,060,000	93,157,106		7/28/15	7,022,411	-
Euro	CITI	Sell	97,037,945	130,897,395		7/28/15	9,867,367	-
Euro	GSCO	Sell	236,417,000	319,049,470		7/28/15	24,179,703	-
Euro	BZWS	Sell	8,238,187	11,091,071		7/29/15	815,911	-
Euro	DBAB	Sell	2,245,099	3,024,463		7/29/15	224,241	-
Japanese Yen	BZWS	Sell	13,069,570,000	128,824,524		7/29/15	18,375,668	-
Chilean Peso	JPHQ	Buy	23,075,040,000	39,654,649		7/30/15	-	(2,562,908)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Malaysian Ringgit	JPHQ	Buy	6,585,000	2,036,178		7/30/15	-	(122,389)
Mexican Peso	CITI	Buy	1,772,466,150	133,093,009		7/30/15	-	(7,698,037)
Chilean Peso	DBAB	Buy	10,855,470,000	18,666,443		7/31/15	-	(1,218,392)
Chilean Peso	JPHQ	Buy	24,540,000,000	42,172,195		7/31/15	-	(2,728,929)
Euro	JPHQ	Sell	236,418,000	317,854,544		7/31/15	22,972,524	-
Malaysian Ringgit	HSBK	Buy	31,057,000	9,561,295		7/31/15	-	(535,802)
Euro	DBAB	Sell	72,100,000	96,714,940		8/03/15	6,781,909	-
Chilean Peso	DBAB	Buy	21,710,940,000	36,823,168		8/04/15	-	(1,938,778)
Euro	BZWS	Sell	21,388,935	28,689,727		8/04/15	2,010,175	-
Euro	HSBK	Sell	236,418,000	317,278,866		8/04/15	22,382,169	-
Mexican Peso	CITI	Buy	2,260,406,280	166,905,876		8/04/15	-	(7,041,712)
Chilean Peso	JPHQ	Buy	13,008,500,000	22,044,569		8/05/15	-	(1,144,713)
Euro	BZWS	Sell	202,258,000	271,890,373		8/05/15	19,600,114	-
Euro	JPHQ	Sell	254,839,100	342,595,492		8/05/15	24,717,226	-
Euro	MSCO	Sell	8,856,901	11,903,232		8/05/15	855,413	-
Chilean Peso	DBAB	Buy	13,711,100,000	23,213,578		8/06/15	-	(1,186,752)
Malaysian Ringgit	HSBK	Buy	518,518,000	158,645,821		8/06/15	-	(8,014,873)
Malaysian Ringgit	JPHQ	Buy	13,600,000	4,189,127		8/06/15	-	(238,288)
Japanese Yen	MSCO	Sell	1,969,700,000	19,250,391		8/07/15	2,602,527	-
Mexican Peso	CITI	Buy	1,374,921,000	101,112,002		8/07/15	-	(3,891,054)
Singapore Dollar	DBAB	Buy	139,923,000	112,406,009		8/07/15	-	(5,092,396)
Euro	CITI	Sell	188,712,223	252,398,836		8/10/15	16,990,506	-
Mexican Peso	CITI	Buy	1,151,722,000	84,838,275		8/10/15	-	(3,415,243)
Chilean Peso	BZWS	Buy	20,031,600,000	33,760,175		8/11/15	-	(1,592,984)
Euro	DBAB	Sell	226,679,000	303,739,659		8/11/15	20,966,303	-
Euro	JPHQ	Sell	295,609,000	395,931,304		8/11/15	27,170,417	-
Japanese Yen	CITI	Sell	8,636,095,000	84,771,485		8/11/15	11,775,017	-
Malaysian Ringgit	DBAB	Buy	200,633,268	61,275,164		8/11/15	-	(3,008,639)
Malaysian Ringgit	HSBK	Buy	82,678,945	25,244,709		8/11/15	-	(1,233,662)
Mexican Peso	MSCO	Buy	1,342,789,000	98,862,004		8/11/15	-	(3,937,162)
Chilean Peso	DBAB	Buy	11,009,800,000	18,603,920		8/12/15	-	(925,620)
Euro	BZWS	Sell	28,000,000	37,576,560		8/12/15	2,647,199	-
Euro	GSCO	Sell	171,944,000	230,876,087		8/12/15	16,379,874	-
Malaysian Ringgit	HSBK	Buy	62,400,000	18,999,482		8/12/15	-	(878,826)
Malaysian Ringgit	JPHQ	Buy	116,351,000	35,435,054		8/12/15	-	(1,647,290)
South Korean Won	HSBK	Buy	184,161,000,000	17,799,180,407	JPY	8/12/15	13,839,372	-
Malaysian Ringgit	DBAB	Buy	176,076,402	53,964,816		8/13/15	-	(2,836,245)
Euro	MSCO	Sell	144,241,714	180,152,132		8/14/15	209,409	-
Euro	MSCO	Sell	144,241,718	193,648,112		8/17/15	13,698,667	-
Mexican Peso	MSCO	Buy	123,499,000	9,201,511		8/17/15	-	(474,398)
Chilean Peso	MSCO	Buy	9,984,130,000	16,823,877		8/18/15	-	(800,544)
Euro	BZWS	Sell	186,465,000	250,238,827		8/18/15	17,610,629	-
Euro	JPHQ	Sell	142,058,430	190,494,672		8/18/15	13,266,792	-
Japanese Yen	DBAB	Sell	9,637,940,000	94,500,262		8/18/15	13,027,176	-
Mexican Peso	DBAB	Buy	1,413,199,480	105,659,774		8/18/15	-	(5,801,706)
Chilean Peso	JPHQ	Buy	26,571,790,000	44,790,206		8/20/15	-	(2,152,812)
Euro	DBAB	Sell	148,587,110	199,303,605		8/20/15	13,926,124	-
Euro	JPHQ	Sell	207,184,000	278,015,030		8/20/15	19,531,989	-
Japanese Yen	HSBK	Sell	19,192,069,750	187,789,332		8/20/15	25,546,781	-
Japanese Yen	JPHQ	Sell	4,331,618,000	42,404,068		8/20/15	5,786,196	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Euro	JPHQ	Sell	141,425,000	188,823,589		8/21/15	12,379,370	-
Malaysian Ringgit	HSBK	Buy	571,500,000	177,506,523		8/21/15	-	(11,637,945)
Malaysian Ringgit	JPHQ	Buy	177,750,000	55,222,443		8/21/15	-	(3,633,397)
Mexican Peso	HSBK	Buy	1,245,700,000	93,289,897		8/21/15	-	(5,284,215)
Japanese Yen	BZWS	Sell	4,322,430,000	42,010,613		8/24/15	5,468,225	-
Mexican Peso	HSBK	Buy	543,754,960	40,599,937		8/24/15	-	(2,192,259)
Polish Zloty	DBAB	Buy	318,369,688	74,509,043	EUR	8/24/15	766,859	-
Japanese Yen	DBAB	Sell	4,271,575,000	41,307,974		8/25/15	5,194,980	-
Japanese Yen	HSBK	Sell	8,572,756,000	82,948,776		8/25/15	10,472,490	-
Mexican Peso	DBAB	Buy	1,242,200,000	92,660,003		8/25/15	-	(4,923,791)
Euro	BZWS	Sell	140,858,555	187,429,915		8/26/15	11,680,724	-
Euro	GSCO	Sell	188,527,791	250,855,079		8/26/15	15,628,992	-
Japanese Yen	BZWS	Sell	12,841,448,000	124,353,108		8/26/15	15,785,998	-
Japanese Yen	JPHQ	Sell	8,617,736,000	83,392,872		8/26/15	10,534,835	-
Chilean Peso	DBAB	Buy	13,753,090,000	22,948,590		8/27/15	-	(892,928)
Euro	HSBK	Sell	195,181,803	258,410,948		8/27/15	14,878,594	-
Euro	JPHQ	Sell	69,055,954	91,462,885		8/27/15	5,300,349	-
Japanese Yen	DBAB	Sell	8,644,374,000	83,447,556		8/27/15	10,362,827	-
Japanese Yen	HSBK	Sell	14,893,097,250	143,780,746		8/27/15	17,865,559	-
Japanese Yen	JPHQ	Sell	10,357,462,000	100,117,077		8/27/15	12,548,873	-
Malaysian Ringgit	JPHQ	Buy	227,033,719	70,171,762		8/27/15	-	(4,303,240)
Mexican Peso	HSBK	Buy	545,438,860	40,575,701		8/27/15	-	(2,056,289)
Chilean Peso	CITI	Buy	53,031,580,000	88,231,112		8/28/15	-	(3,191,683)
Chilean Peso	JPHQ	Buy	10,953,800,000	18,280,708		8/28/15	-	(715,610)
Malaysian Ringgit	HSBK	Buy	497,807,504	154,584,201		8/28/15	-	(10,165,823)
Mexican Peso	CITI	Buy	1,412,593,600	105,221,125		8/28/15	-	(5,468,594)
Philippine Peso	JPHQ	Buy	2,519,000,000	57,295,576		8/28/15	-	(1,772,879)
Euro	DBAB	Sell	60,147,806	79,552,691		8/31/15	4,500,033	-
Japanese Yen	JPHQ	Sell	6,909,339,000	66,797,235		8/31/15	8,376,793	-
Euro	DBAB	Sell	88,663,500	117,167,042		9/02/15	6,528,706	-
Mexican Peso	HSBK	Buy	615,247,100	45,768,800		9/04/15	-	(2,340,973)
Chilean Peso	DBAB	Buy	24,487,480,000	40,435,073		9/08/15	-	(1,201,712)
Euro	DBAB	Sell	104,415,800	137,747,412		9/08/15	7,439,611	-
Euro	JPHQ	Sell	410,375,000	533,938,913		9/08/15	21,803,166	-
Polish Zloty	DBAB	Buy	166,560,000	39,052,755	EUR	9/08/15	281,551	-
Chilean Peso	DBAB	Buy	12,019,520,000	19,713,826		9/09/15	-	(457,896)
Mexican Peso	CITI	Buy	1,158,913,000	85,584,849		9/11/15	-	(3,817,243)
Japanese Yen	BZWS	Sell	24,270,000,000	227,643,649		9/18/15	22,358,856	-
Euro	BZWS	Sell	58,343,508	75,926,783		9/21/15	3,100,047	-
Singapore Dollar	HSBK	Buy	217,756,000	172,548,336		9/21/15	-	(5,538,327)
Euro	DBAB	Sell	203,050,000	262,228,923		9/23/15	8,765,217	-
Hungarian Forint	JPHQ	Buy	9,861,822,000	31,344,188	EUR	9/23/15	577,648	-
Euro	BZWS	Sell	87,741,063	113,131,572		9/24/15	3,604,136	-
Hungarian Forint	JPHQ	Buy	7,894,536,000	25,064,406	EUR	9/25/15	493,476	-
Euro	CITI	Sell	7,237,832	9,334,632		9/28/15	299,022	-
Euro	DBAB	Sell	176,088,661	226,772,260		9/28/15	6,945,591	-
Malaysian Ringgit	DBAB	Buy	210,507,000	63,516,686		9/28/15	-	(2,562,159)
Malaysian Ringgit	HSBK	Buy	218,283,000	65,864,941		9/28/15	-	(2,658,791)
Mexican Peso	HSBK	Buy	1,303,182,600	95,576,282		9/28/15	-	(3,726,253)
Euro	BZWS	Sell	151,820,000	193,844,535		9/29/15	4,311,369	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Japanese Yen	JPHQ	Sell	8,250,436,116	75,943,594		9/29/15	6,142,714	-
Euro	HSBK	Sell	135,560,000	172,735,297		9/30/15	3,498,408	-
Japanese Yen	JPHQ	Sell	2,117,676,000	19,510,109		9/30/15	1,593,644	-
Mexican Peso	HSBK	Buy	603,492,100	43,690,154		9/30/15	-	(1,160,491)
Euro	DBAB	Sell	371,450,000	473,829,049		10/01/15	10,092,767	-
Euro	DBAB	Sell	3,565,000	4,513,647		10/05/15	62,630	-
Euro	DBAB	Sell	67,415,000	84,729,194		10/07/15	556,602	-
Euro	JPHQ	Sell	210,255,000	266,470,879		10/07/15	3,952,028	-
Japanese Yen	JPHQ	Sell	78,253,000,000	722,390,953		10/07/15	60,242,238	-
Euro	DBAB	Sell	319,800,000	405,682,290		10/09/15	6,375,122	-
Euro	GSCO	Sell	102,935,000	130,403,205		10/09/15	1,876,990	-
Japanese Yen	HSBK	Sell	38,917,825,000	361,194,691		10/09/15	31,872,691	-
Japanese Yen	BZWS	Sell	19,705,372,000	183,005,754		10/13/15	16,245,670	-
Japanese Yen	DBAB	Sell	19,434,250,000	180,598,922		10/13/15	16,133,255	-
Euro	JPHQ	Sell	102,960,000	130,332,946		10/14/15	1,764,796	-
Euro	HSBK	Sell	137,930,000	176,605,572		10/20/15	4,352,468	-
Malaysian Ringgit	JPHQ	Buy	244,314,016	73,001,469		10/20/15	-	(2,352,525)
Mexican Peso	DBAB	Buy	1,955,968,680	141,398,733		10/21/15	-	(3,735,119)
Japanese Yen	BZWS	Sell	9,218,756,500	86,634,306		10/22/15	8,604,738	-
Mexican Peso	CITI	Buy	629,982,970	45,495,990		10/22/15	-	(1,159,706)
Mexican Peso	DBAB	Buy	1,798,400,870	129,792,211		10/22/15	-	(3,226,233)
Malaysian Ringgit	HSBK	Buy	190,522,200	56,979,454		10/23/15	-	(1,895,697)
Malaysian Ringgit	JPHQ	Buy	903,500,000	28,844,237,500	JPY	10/23/15	17,070,935	-
Euro	DBAB	Sell	107,566,000	136,538,902		10/26/15	2,192,264	-
Euro	JPHQ	Sell	7,387,013	9,383,797		10/26/15	157,644	-
Malaysian Ringgit	DBAB	Buy	136,438,000	40,944,093		10/26/15	-	(1,504,356)
Malaysian Ringgit	HSBK	Buy	90,961,633	27,299,410		10/26/15	-	(1,005,394)
Malaysian Ringgit	JPHQ	Buy	32,000,000	9,598,714		10/26/15	-	(348,567)
Singapore Dollar	DBAB	Buy	1,115,826,850	878,396,324		10/26/15	-	(22,602,444)
Singapore Dollar	HSBK	Buy	356,099,500	280,451,661		10/26/15	-	(7,337,806)
Euro	BZWS	Sell	280,805,419	356,614,458		10/27/15	5,891,244	-
Euro	DBAB	Sell	175,760,000	223,584,296		10/28/15	4,058,118	-
Euro	GSCO	Sell	139,330,000	177,227,760		10/29/15	3,200,151	-
Euro	DBAB	Sell	189,168,918	241,559,250		10/30/15	5,277,303	-
Malaysian Ringgit	JPHQ	Buy	115,374,900	34,548,555		10/30/15	-	(1,205,585)
Euro	DBAB	Sell	11,263,065	14,264,672		11/03/15	195,571	-
Mexican Peso	CITI	Buy	1,132,383,200	82,310,245		11/03/15	-	(2,675,522)
Euro	UBSW	Sell	119,224,000	149,894,374		11/04/15	964,893	-
Euro	DBAB	Sell	84,940,000	106,534,296		11/05/15	429,140	-
Japanese Yen	BOFA	Sell	6,474,170,000	56,990,933		11/05/15	2,176,555	-
Japanese Yen	SCNY	Sell	12,949,800,000	114,361,157		11/05/15	4,720,041	-
Euro	BZWS	Sell	79,210,113	99,506,912		11/06/15	557,752	-
Euro	DBAB	Sell	65,665,000	82,452,257		11/06/15	423,633	-
Japanese Yen	BZWS	Sell	6,464,800,000	57,317,138		11/06/15	2,580,980	-
Euro	DBAB	Sell	70,759,000	88,374,453		11/10/15	-	(23,488)
Japanese Yen	CITI	Sell	9,190,446,650	80,616,185		11/10/15	2,796,202	-
Euro	DBAB	Sell	377,328,000	469,167,906		11/12/15	-	(2,236,881)
Euro	JPHQ	Sell	101,421,123	127,085,738		11/12/15	377,933	-
Euro	MSCO	Sell	178,075,514	222,631,603		11/12/15	157,656	-
Euro	UBSW	Sell	96,724,000	120,567,675		11/12/15	-	(271,904)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Japanese Yen	CITI	Sell	12,407,760,000	109,188,637	11/12/15	4,121,826	-
Japanese Yen	HSBK	Sell	6,367,072,000	55,813,565	11/12/15	1,898,278	-
Japanese Yen	JPHQ	Sell	9,028,069,000	79,324,403	11/12/15	2,876,243	-
Mexican Peso	CITI	Buy	435,292,000	31,375,788	11/12/15	-	(780,903)
Euro	BZWS	Sell	131,886,000	164,618,786	11/13/15	-	(152,259)
Mexican Peso	CITI	Buy	906,059,000	65,511,659	11/13/15	-	(1,832,419)
Euro	DBAB	Sell	102,118,400	127,796,072	11/16/15	208,626	-
Euro	MSCO	Sell	231,893,680	290,179,336	11/16/15	449,744	-
Japanese Yen	MSCO	Sell	3,400,000,000	29,649,008	11/16/15	856,043	-
Japanese Yen	SCNY	Sell	9,153,053,700	79,951,902	11/16/15	2,439,092	-
Euro	UBSW	Sell	180,000,000	225,189,000	11/17/15	291,984	-
Euro	DBAB	Sell	69,738,000	86,986,580	11/18/15	9,937	(157,411)
Euro	UBSW	Sell	59,525,000	74,221,723	11/18/15	-	(151,712)
Japanese Yen	DBAB	Sell	10,792,263,000	93,052,794	11/18/15	1,654,593	-
Euro	DBAB	Sell	126,551,139	158,514,407	11/19/15	392,610	-
Japanese Yen	CITI	Sell	13,358,646,000	115,354,657	11/19/15	2,219,809	-
Malaysian Ringgit	DBAB	Buy	79,333,360	23,213,179	11/19/15	-	(313,964)
Euro	BZWS	Sell	449,792,000	565,412,556	11/20/15	3,401,763	-
Euro	DBAB	Sell	133,816,000	167,960,491	11/20/15	758,680	-
Japanese Yen	CITI	Sell	15,005,634,000	129,470,526	11/20/15	2,384,695	-
Malaysian Ringgit	HSBK	Buy	218,456,900	63,747,673	11/20/15	-	(694,912)
Euro	MSCO	Sell	57,920,996	72,850,132	11/23/15	474,779	-
Japanese Yen	HSBK	Sell	2,816,138,000	24,090,145	11/24/15	237,748	-
Euro	MSCO	Sell	100,965,680	125,870,885	11/25/15	-	(295,293)
Euro	DBAB	Sell	277,024,466	345,347,010	11/30/15	-	(850,177)
Mexican Peso	CITI	Buy	1,775,831,900	127,308,904	11/30/15	-	(2,631,258)
Unrealized appreciation (depreciation)						3,957,051,309	(636,044,942)
Net unrealized appreciation (depreciation)						$3,321,006,367

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

*	In U.S. dollars unless otherwise indicated.

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

At November 30, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	10/17/17	$3,657,620,000	$9,818,386	$-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.184%	CME	10/15/20	212,000,000	-	(4,782,136)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.759%	CME	3/18/24	114,725,000	-	(5,361,505)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.788%	CME	3/31/24	202,600,000	-	(9,843,929)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.731%	LCH	7/07/24	690,810,000	-	(33,602,761)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.559%	CME	3/18/44	54,025,000	-	(7,720,559)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.489%	CME	3/31/44	96,470,000	-	(12,255,967)
Centrally Cleared Swaps unrealized appreciation (depreciation)				9,818,386	(73,566,857)

OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.558%	JPHQ	3/04/21	$101,430,000	$-	$(10,949,831)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	3/28/21	471,880,000	-	(48,978,130)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.963%	JPHQ	11/23/40	332,000,000	-	(69,650,379)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.368%	CITI	12/20/40	43,600,000	-	(13,363,839)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.215%	JPHQ	1/11/41	234,600,000	-	(64,351,986)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.347%	CITI	2/25/41	245,400,000	-	(72,613,497)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.349%	JPHQ	2/25/41	245,400,000	-	(72,741,268)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.320%	JPHQ	2/28/41	184,050,000	-	(53,765,987)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.299%	JPHQ	3/01/41	61,350,000	-	(17,505,893)
OTC Swaps unrealized appreciation (depreciation)				-	(423,920,810)
Total Interest Rate Swaps unrealized appreciation (depreciation)				9,818,386	(497,487,667)
Net unrealized appreciation (depreciation)					$(487,669,281)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
LCH	-	London Clearing House
MSCO	-	Morgan Stanley and Co. Inc.
SCNY	-	Standard Charted Bank
UBSW	-	UBS AG

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)

Currency

BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

Selected Portfolio

FHLB - Federal Home Loan Bank
FRN - Floating Rate Note

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited)

Templeton Global Total Return Fund	Shares			Value
Common Stocks 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC	920			$827,595
United States 0.0%†
NewPage Holdings Inc.	5,000			452,500

Total Common Stocks (Cost $1,855,492)				1,280,095
Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	37			44,400
[a]CEVA Holdings LLC, cvt. pfd., A-2	1,991			1,791,522
Total Convertible Preferred Stocks (Cost $2,895,379)				1,835,922
Preferred Stocks (Cost $575,000) 0.0%†
United States 0.0%†
GMAC Capital Trust I, 8.125%, pfd.	23,000			608,120
	Principal Amount*
Convertible Bonds (Cost $53,860,000) 0.5%
Canada 0.5%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	53,860,000			47,208,290

Foreign Government and Agency Securities 66.0%
Bosnia & Herzegovina 0.0%†
[b,c]Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 1.125%, 12/11/21	218,750		DEM	116,761
Brazil 5.0%
Letra Tesouro Nacional, Strip,
1/01/15	1,390	[d]	BRL	536,576
10/01/15	49,090	[d]	BRL	17,358,701
1/01/16	122,340	[d]	BRL	41,980,760
7/01/16	14,770	[d]	BRL	4,786,200
10/01/16	46,650	[d]	BRL	14,681,646
Nota Do Tesouro Nacional,
10.00%, 1/01/23	289,500	[d]	BRL	102,988,149
[e] Index Linked, 6.00%, 5/15/17	5,321	[d]	BRL	5,272,093
[e] Index Linked, 6.00%, 5/15/19	65,575	[d]	BRL	64,608,401
[e] Index Linked, 6.00%, 8/15/20	4,190	[d]	BRL	4,140,564
[e] Index Linked, 6.00%, 8/15/22	62,989	[d]	BRL	62,528,980
[e] Index Linked, 6.00%, 5/15/23	132,504	[d]	BRL	131,375,142
[e] Index Linked, 6.00%, 8/15/24	3,460	[d]	BRL	3,439,035
[e] Index Linked, 6.00%, 8/15/50	400	[d]	BRL	402,528
				454,098,775
Croatia 0.1%
[f]Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000			4,552,539
Ecuador 0.6%
[f]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	55,320,000			56,943,642
Ghana 1.4%
Government of Ghana,
14.99%, 2/23/15	12,590,000		GHS	3,848,926
24.00%, 5/25/15	40,600,000		GHS	12,657,763
21.00%, 10/26/15	60,275,000		GHS	18,336,200
16.90%, 3/07/16	1,090,000		GHS	316,233
19.24%, 5/30/16	33,350,000		GHS	9,871,236
23.00%, 2/13/17	22,290,000		GHS	7,094,931
24.44%, 5/29/17	31,440,000		GHS	10,309,769
26.00%, 6/05/17	3,110,000		GHS	1,042,321
25.40%, 7/31/17	5,830,000		GHS	1,936,624

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
23.00%, 8/21/17	81,119,000	GHS	25,773,822
19.04%, 9/24/18	43,190,000	GHS	12,426,592
[f]144A, 7.875%, 8/07/23	26,510,000		26,302,029
			129,916,446
Hungary 7.8%
Government of Hungary,
7.75%, 8/24/15	1,825,630,000	HUF	7,746,121
5.50%, 12/22/16	20,763,400,000	HUF	90,513,724
4.125%, 2/19/18	20,840,000		21,728,097
4.00%, 4/25/18	6,050,490,000	HUF	25,704,881
6.00%, 1/11/19	11,560,000	EUR	16,730,686
6.50%, 6/24/19	10,993,370,000	HUF	51,717,996
7.50%, 11/12/20	4,916,980,000	HUF	24,784,481
5.375%, 2/21/23	38,460,000		42,094,470
A, 8.00%, 2/12/15	47,800,000	HUF	196,524
A, 6.75%, 11/24/17	13,762,060,000	HUF	62,957,765
A, 5.50%, 12/20/18	11,115,920,000	HUF	49,987,345
A, 7.00%, 6/24/22	1,899,000,000	HUF	9,578,063
A, 6.00%, 11/24/23	23,670,900,000	HUF	115,357,442
B, 6.75%, 2/24/17	19,342,000,000	HUF	86,689,989
B, 5.50%, 6/24/25	1,936,290,000	HUF	9,224,102
senior note, 6.25%, 1/29/20	21,385,000		24,238,721
senior note, 6.375%, 3/29/21	23,190,000		26,769,029
senior note, 5.375%, 3/25/24	10,000,000		10,963,800
[b] senior note, Reg S, 3.50%, 7/18/16	10,000	EUR	12,976
[b] senior note, Reg S, 4.375%, 7/04/17	19,865,000	EUR	26,621,258
[b] senior note, Reg S, 5.75%, 6/11/18	6,625,000	EUR	9,417,554
[b] senior note, Reg S, 3.875%, 2/24/20	20,000	EUR	27,118
			713,062,142
Iceland 0.1%
[f]Government of Iceland, 144A, 5.875%, 5/11/22	10,810,000		12,197,031

India 2.7%
Government of India,
senior bond, 7.80%, 5/03/20	1,786,600,000	INR	28,212,542
senior bond, 8.28%, 9/21/27	539,800,000	INR	8,729,428
senior bond, 8.60%, 6/02/28	1,852,900,000	INR	30,900,183
senior note, 7.28%, 6/03/19	69,400,000	INR	1,080,190
senior note, 8.12%, 12/10/20	1,341,500,000	INR	21,463,137
senior note, 8.35%, 5/14/22	527,100,000	INR	8,531,505
senior note, 7.16%, 5/20/23	2,481,400,000	INR	37,338,269
senior note, 8.83%, 11/25/23	6,495,900,000	INR	108,577,908
			244,833,162
Indonesia 0.3%
Government of Indonesia,
FR31, 11.00%, 11/15/20	13,446,000,000	IDR	1,274,213
FR34, 12.80%, 6/15/21	34,970,000,000	IDR	3,608,208
FR35, 12.90%, 6/15/22	4,323,000,000	IDR	456,699
FR36, 11.50%, 9/15/19	33,165,000,000	IDR	3,131,108
FR39, 11.75%, 8/15/23	6,350,000,000	IDR	649,101
FR40, 11.00%, 9/15/25	110,250,000,000	IDR	11,020,392
FR42, 10.25%, 7/15/27	2,150,000,000	IDR	206,253
FR43, 10.25%, 7/15/22	3,593,000,000	IDR	335,824
FR44, 10.00%, 9/15/24	7,250,000,000	IDR	678,755
FR46, 9.50%, 7/15/23	7,100,000,000	IDR	642,822
FR47, 10.00%, 2/15/28	26,890,000,000	IDR	2,544,404
FR52, 10.50%, 8/15/30	24,050,000,000	IDR	2,379,579
senior bond, FR53, 8.25%, 7/15/21	10,287,000,000	IDR	866,935
senior note, 8.50%, 10/15/16	3,130,000,000	IDR	261,601
			28,055,894
Ireland 5.3%
Government of Ireland,
5.90%, 10/18/19	19,824,000	EUR	31,218,641

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
4.50%, 4/18/20	28,686,000		EUR	43,135,978
5.00%, 10/18/20	54,121,000		EUR	84,483,280
senior bond, 4.50%, 10/18/18	13,016,000		EUR	18,777,765
senior bond, 5.40%, 3/13/25	179,328,930		EUR	304,327,909
				481,943,573
Kenya 0.2%
[f]Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,920,000			21,406,530

Latvia 0.5%
[f]Government of Latvia,
144A, 5.25%, 2/22/17	25,850,000			28,055,134
senior note, 144A, 5.25%, 6/16/21	18,000,000			20,353,140
				48,408,274
Lithuania 0.2%
[f]Government of Lithuania, 144A,
6.75%, 1/15/15	2,320,000			2,335,405
7.375%, 2/11/20	10,320,000			12,575,333
				14,910,738
Malaysia 0.9%
Government of Malaysia,
3.835%, 8/12/15	155,930,000		MYR	46,255,315
4.72%, 9/30/15	42,800,000		MYR	12,791,284
senior bond, 4.262%, 9/15/16	61,440,000		MYR	18,393,129
				77,439,728
Mexico 7.9%
Government of Mexico,
6.00%, 6/18/15	8,526,040	[g]	MXN	62,225,317
8.00%, 12/17/15	23,951,770	[g]	MXN	180,655,316
6.25%, 6/16/16	15,055,030	[g]	MXN	112,764,703
7.25%, 12/15/16	43,453,750	[g]	MXN	334,684,005
7.75%, 12/14/17	1,335,000	[g]	MXN	10,566,506
[h]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	318,680	[i]	MXN	2,286,813
5.00%, 6/16/16	816,046	[i]	MXN	6,290,233
3.50%, 12/14/17	823,890	[i]	MXN	6,387,889
4.00%, 6/13/19	566,934	[i]	MXN	4,510,938
2.50%, 12/10/20	446,980	[i]	MXN	3,308,782
				723,680,502
Philippines 1.6%
Government of the Philippines,
senior bond, 6.375%, 5/13/15	101,000,000		PHP	2,284,558
senior bond, 8.375%, 5/22/15	160,000,000		PHP	3,648,955
senior bond, 7.00%, 1/27/16	260,790,000		PHP	6,060,545
senior bond, 9.125%, 9/04/16	126,690,000		PHP	3,079,994
senior note, 1.625%, 4/25/16	5,820,390,000		PHP	128,640,408
				143,714,460
Poland 2.8%
Government of Poland,
5.50%, 4/25/15	49,885,000		PLN	15,052,263
6.25%, 10/24/15	46,028,000		PLN	14,224,684
5.00%, 4/25/16	304,780,000		PLN	94,630,860
4.75%, 10/25/16	293,705,000		PLN	92,175,867
4.75%, 4/25/17	9,170,000		PLN	2,915,875
[c] FRN, 2.69%, 1/25/17	64,309,000		PLN	19,141,846
[c] FRN, 2.69%, 1/25/21	55,199,000		PLN	16,282,351
				254,423,746
Portugal 2.5%
Government of Portugal,
[f]144A, 5.125%, 10/15/24	212,200,000			222,747,401
[b] senior bond, Reg S, 4.95%, 10/25/23	1,419,700		EUR	2,064,755

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

[b] senior note, Reg S, 5.65%, 2/15/24	3,549,500	EUR	5,403,107
			230,215,263
Russia 0.1%
Government of Russia, senior bond,
[f]144A, 7.50%, 3/31/30	2,267,610		2,488,815
[b] Reg S, 7.50%, 3/31/30	5,492,175		6,027,937
			8,516,752
Serbia 3.2%
[f]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	45,960,000		47,212,870
7.25%, 9/28/21	29,790,000		34,218,730
[j]Serbia Treasury Bill, 7/24/15	1,329,560,000	RSD	13,076,959
Serbia Treasury Bond, 10.00%,
6/27/16	680,370,000	RSD	7,185,864
8/15/16	280,100,000	RSD	2,960,371
11/21/18	140,010,000	RSD	1,418,230
9/11/21	1,120,600,000	RSD	10,529,231
Serbia Treasury Note, 10.00%,
3/01/15	1,589,800,000	RSD	16,528,322
3/21/15	1,000,000,000	RSD	10,400,145
4/27/15	606,300,000	RSD	6,326,894
9/14/15	435,500,000	RSD	4,569,287
9/28/15	149,700,000	RSD	1,571,549
10/18/15	637,300,000	RSD	6,696,125
12/06/15	123,700,000	RSD	1,302,069
1/30/16	104,830,000	RSD	1,104,282
2/21/16	4,619,000,000	RSD	48,675,026
5/22/16	273,340,000	RSD	2,885,143
10/17/16	156,810,000	RSD	1,657,241
12/19/16	439,100,000	RSD	4,622,316
5/08/17	149,560,000	RSD	1,553,569
7/10/17	3,418,090,000	RSD	35,256,024
11/08/17	848,160,000	RSD	8,725,520
8/21/19	2,432,950,000	RSD	24,255,888
3/20/21	357,280,000	RSD	3,408,401
			296,140,056
Singapore 0.0%†
Government of Singapore, senior note, 1.125%, 4/01/16	2,210,000	SGD	1,710,090

Slovenia 1.4%
[f]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	28,870,000		32,236,098
5.85%, 5/10/23	84,940,000		97,480,966
			129,717,064
South Korea 11.7%
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	44,895,900,000	KRW	40,398,202
senior bond, 2.80%, 8/02/15	29,838,950,000	KRW	26,948,290
senior bond, 2.81%, 10/02/15	6,951,000,000	KRW	6,285,556
senior note, 2.84%, 12/02/14	61,896,730,000	KRW	55,607,521
senior note, 2.74%, 2/02/15	114,182,750,000	KRW	102,707,749
senior note, 2.76%, 6/02/15	82,959,000,000	KRW	74,813,944
senior note, 2.66%, 6/09/15	10,337,650,000	KRW	9,318,308
senior note, 2.90%, 12/02/15	91,566,000,000	KRW	82,992,639
senior note, 2.78%, 2/02/16	107,819,740,000	KRW	97,716,200
senior note, 2.80%, 4/02/16	40,489,280,000	KRW	36,746,742
senior note, 2.79%, 6/02/16	229,756,270,000	KRW	208,729,780
senior note, 2.46%, 8/02/16	40,544,100,000	KRW	36,678,840
senior note, 2.22%, 10/02/16	5,642,200,000	KRW	5,085,401
Korea Treasury Bond,
senior bond, 4.00%, 3/10/16	2,835,300,000	KRW	2,610,356
senior note, 3.25%, 12/10/14	28,350,610,000	KRW	25,475,969
senior note, 4.50%, 3/10/15	1,417,600,000	KRW	1,281,986

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
senior note, 3.25%, 6/10/15	40,661,740,000	KRW	36,763,275
senior note, 4.00%, 9/10/15	7,503,000,000	KRW	6,842,533
senior note, 2.75%, 12/10/15	164,021,360,000	KRW	148,450,894
senior note, 2.75%, 6/10/16	34,790,200,000	KRW	31,596,133
senior note, 3.00%, 12/10/16	32,065,200,000	KRW	29,348,518
			1,066,398,836
Sri Lanka 1.3%
Government of Sri Lanka,
8.25%, 3/01/17	10,170,000	LKR	79,745
10.60%, 7/01/19	313,620,000	LKR	2,688,739
10.60%, 9/15/19	115,200,000	LKR	989,012
11.20%, 7/01/22	89,990,000	LKR	802,355
A, 11.75%, 3/15/15	611,300,000	LKR	4,736,188
A, 6.50%, 7/15/15	90,460,000	LKR	691,948
A, 11.00%, 8/01/15	148,900,000	LKR	1,171,309
A, 8.50%, 11/01/15	1,067,960,000	LKR	8,305,415
A, 6.40%, 8/01/16	86,300,000	LKR	656,610
A, 5.80%, 1/15/17	394,700,000	LKR	2,955,284
A, 7.50%, 8/15/18	33,420,000	LKR	256,716
A, 8.00%, 11/15/18	542,330,000	LKR	4,245,392
A, 9.00%, 5/01/21	162,810,000	LKR	1,307,700
B, 11.00%, 9/01/15	333,600,000	LKR	2,633,952
B, 8.00%, 6/01/16	1,537,000,000	LKR	11,979,459
B, 6.40%, 10/01/16	885,200,000	LKR	6,726,811
B, 5.80%, 7/15/17	973,900,000	LKR	7,220,264
B, 8.50%, 7/15/18	124,950,000	LKR	990,568
C, 8.50%, 4/01/18	481,990,000	LKR	3,817,368
D, 8.50%, 6/01/18	119,600,000	LKR	949,938
[b] senior note, Reg S, 6.25%, 7/27/21	50,000,000		53,578,750
			116,783,523
Sweden 1.4%
Government of Sweden, 4.50%, 8/12/15	940,100,000	SEK	129,984,256

Ukraine 1.9%
[f]Government of Ukraine,
144A, 9.25%, 7/24/17	47,740,000		37,963,564
144A, 7.75%, 9/23/20	50,845,000		39,289,965
senior bond, 144A, 6.58%, 11/21/16	9,395,000		7,296,392
senior bond, 144A, 7.80%, 11/28/22	87,520,000		65,381,816
senior note, 144A, 6.25%, 6/17/16	3,000,000		2,405,700
senior note, 144A, 6.75%, 11/14/17	300,000		232,863
senior note, 144A, 7.95%, 2/23/21	12,058,000		9,332,892
senior note, 144A, 7.50%, 4/17/23	21,370,000		15,667,523
			177,570,715
Uruguay 5.1%
[h]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	231,930,695	UYU	10,084,603
Index Linked, zero cpn., 3/26/15	15,988,714	UYU	665,529
senior bond, Index Linked, 5.00%, 9/14/18	120,162,973	UYU	5,273,346
senior bond, Index Linked, 4.375%, 12/15/28	3,508,248,083	UYU	154,963,547
senior bond, Index Linked, 4.00%, 7/10/30	121,170,911	UYU	5,218,253
senior bond, Index Linked, 3.70%, 6/26/37	25,824,224	UYU	987,285
Uruguay Notas del Tesoro,
10.50%, 3/21/15	288,830,000	UYU	12,058,418
10.25%, 8/22/15	579,631,000	UYU	24,181,882
9.50%, 1/27/16	507,279,000	UYU	20,737,784
11.00%, 3/21/17	762,105,000	UYU	30,385,337
[h] 10, Index Linked, 4.25%, 1/05/17	218,421,792	UYU	9,258,050
[h] 13, Index Linked, 4.00%, 5/25/25	524,092,904	UYU	22,072,355
[h] 14, Index Linked, 4.00%, 6/10/20	538,527,077	UYU	22,853,238
[h] 16, Index Linked, 3.25%, 1/27/19	933,906	UYU	37,089
[h] 17, Index Linked, 2.75%, 6/16/16	328,545,907	UYU	13,252,212
[h] 18, Index Linked, 2.25%, 8/23/17	279,489,223	UYU	11,136,173
[h] 19, Index Linked, 2.50%, 9/27/22	175,459,143	UYU	6,472,587

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
[h] Index Linked, 4.00%, 6/14/15	455,353,255	UYU	19,165,691
Uruguay Treasury Bill, Strip,
3/26/15	325,768,000	UYU	13,205,907
5/14/15	262,174,000	UYU	10,451,074
7/02/15	109,781,000	UYU	4,288,270
8/20/15	787,736,000	UYU	30,279,660
10/08/15	83,910,000	UYU	3,170,985
11/26/15	41,280,000	UYU	1,534,424
1/14/16	326,013,000	UYU	11,924,368
3/03/16	45,400,000	UYU	1,632,247
4/21/16	219,579,000	UYU	7,779,373
6/09/16	15,810,000	UYU	548,181
7/28/16	271,872,000	UYU	9,329,491
9/15/16	200,920,000	UYU	6,800,448
11/03/16	33,960,000	UYU	1,131,497
			470,879,304
Vietnam 0.0%†
[f]Government of Vietnam, 144A, 6.75%, 1/29/20	170,000		192,950

Total Foreign Government and Agency Securities (Cost $6,199,741,481)			6,037,812,752
Quasi-Sovereign and Corporate Bonds 11.8%
Australia 0.1%
[f]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	4,000,000		3,495,000
[f]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.00%, 4/01/17	1,000,000		953,125
6.875%, 2/01/18	5,333,333		5,020,000
8.25%, 11/01/19	600,000		557,250
			10,025,375
Bermuda 0.2%
[f]Digicel Group Ltd., senior note, 144A,
8.25%, 9/30/20	5,600,000		5,747,000
7.125%, 4/01/22	3,000,000		2,949,375
[f]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	6,100,000		5,993,250
			14,689,625
Canada 0.5%
[f]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	13,000,000		13,390,000
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	9,450,000		9,833,906
[f]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	7,890,000		7,613,850
7.00%, 2/15/21	7,890,000		7,692,750
Novelis Inc., senior note,
8.375%, 12/15/17	1,000,000		1,043,750
8.75%, 12/15/20	4,000,000		4,360,000
			43,934,256
Chile 0.1%
[f]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	10,300,000		10,866,500

France 0.2%
CGG SA, senior note,
7.75%, 5/15/17	1,010,000		1,002,425
6.50%, 6/01/21	6,400,000		5,760,000
6.875%, 1/15/22	7,600,000		7,258,000
			14,020,425
Germany 0.2%
[f]Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	3,300,000	EUR	4,455,932
[f]Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
secured bond, 144A, 5.75%, 1/15/23	2,100,000	EUR	2,891,129
senior secured note, 144A, 5.625%, 4/15/23	1,000,000	EUR	1,373,138

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

[f]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	5,000,000		5,228,125
			13,948,324
Italy 0.2%
[f]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	16,000,000		15,430,000

Japan 0.0%†
[f]eAccess Ltd., senior note, 144A,
8.25%, 4/01/18	1,300,000		1,377,188
8.375%, 4/01/18	500,000	EUR	661,918
			2,039,106
Kazakhstan 0.0%†
[f]Halyk Savings Bank of Kazakhstan JSC, senior note, 144A, 7.25%, 1/28/21	4,040,000		4,293,470
[f]HSBK (Europe) BV, senior note, 144A, 7.25%, 5/03/17	100,000		104,964
			4,398,434
Luxembourg 0.3%
ArcelorMittal, senior note, 6.00%, 3/01/21	12,200,000		12,846,051
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	4,200,000		4,399,500
senior bond, 5.50%, 8/01/23	6,500,000		6,447,187
senior note, 7.25%, 10/15/20	2,000,000		2,127,500
senior note, 7.50%, 4/01/21	5,500,000		5,919,375
			31,739,613
Mexico 0.1%
[f]Cemex Finance LLC, senior secured note, 144A, 6.00%, 4/01/24	8,700,000		8,705,437

Netherlands 0.3%
[f]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	13,000,000		12,577,500
[f]UPC Holding BV, senior note, 144A,
6.375%, 9/15/22	3,000,000	EUR	4,057,848
6.75%, 3/15/23	2,800,000	EUR	3,851,267
[f]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	1,100,000	EUR	1,444,660
[f]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	4,500,000		4,896,562
			26,827,837
Poland 0.1%
[f]Play Finance 1 SA, senior note, 144A, 6.50%, 8/01/19	1,300,000	EUR	1,732,110
[f]Play Finance 2 SA, senior secured note, 144A, 5.25%, 2/01/19	2,200,000	EUR	2,870,962
			4,603,072
Russia 0.7%
[f]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation,
secured note, 144A, 7.875%, 9/25/17	10,740,000		11,021,925
senior note, 144A, 7.75%, 4/28/21	29,610,000		28,795,725
Gaz Capital SA (OJSC Gazprom), loan participation,
[f]senior bond, 144A, 6.51%, 3/07/22	2,860,000		2,820,675
[b] senior bond, Reg S, 6.51%, 3/07/22	170,000		167,871
[f]senior note, 144A, 5.092%, 11/29/15	8,760,000		8,841,249
LUKOIL International Finance BV,
[f]144A, 6.656%, 6/07/22	430,000		419,250
[b] Reg S, 6.656%, 6/07/22	2,400,000		2,348,916
[f]senior note, 144A, 6.125%, 11/09/20	6,180,000		5,990,181
TNK-BP Finance SA,
[f]senior bond, 144A, 7.25%, 2/02/20	590,000		591,632
[b] senior note, Reg S, 7.875%, 3/13/18	420,000		433,068
			61,430,492
South Africa 0.4%
[f]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	31,079,000	EUR	18,662,045
Edcon Pty. Ltd.,
[f]secured note, 144A, 9.50%, 3/01/18	2,000,000	EUR	2,093,871
[f]senior secured note, 144A, 9.50%, 3/01/18	13,350,000		11,080,500
[f]senior secured note, 144A, 9.50%, 3/01/18	7,916,000	EUR	8,262,913

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

[b] senior secured note, Reg S, 9.50%, 3/01/18	100,000	EUR	104,383
			40,203,712
Spain 0.2%
[f]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	6,000,000		5,883,750
7.75%, 2/01/20	8,900,000		8,143,500
			14,027,250
Sweden 0.1%
[f]Stena AB, senior bond, 144A, 7.00%, 2/01/24	5,000,000		4,912,500
[f]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	6,900,000		6,882,750
			11,795,250
Switzerland 0.1%
[f]Ineos Group Holdings SA, senior note, 144A,
6.50%, 8/15/18	2,100,000	EUR	2,662,452
5.75%, 2/15/19	2,300,000	EUR	2,839,093
5.875%, 2/15/19	5,000,000		4,871,875
			10,373,420
Trinidad and Tobago 0.0%†
Petro Co. of Trinidad and Tobago Ltd., senior note,
[f]144A, 9.75%, 8/14/19	450,000		559,575
[b] Reg S, 9.75%, 8/14/19	150,000		186,525
			746,100
Ukraine 0.3%
[f]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	18,260,000		13,617,395
7.40%, 4/20/18	15,100,000		11,023,000
[b]State Export-Import Bank of Ukraine (BIZ FIN), loan participation, Reg S, 8.75%,
1/22/18	6,430,000		4,605,070
			29,245,465
United Arab Emirates 0.0%†
DP World Ltd.,
[f]144A, 6.85%, 7/02/37	130,000		150,396
[b] Reg S, 6.85%, 7/02/37	1,500,000		1,735,343
			1,885,739
United Kingdom 0.4%
[f]Algeco Scotsman Global Finance PLC,
first lien, 144A, 9.00%, 10/15/18	400,000	EUR	513,978
senior secured note, first lien, 144A, 8.50%, 10/15/18	11,500,000		11,909,688
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	300,000		383,680
Kerling PLC, senior secured note,
[f]144A, 10.625%, 2/01/17	3,000,000	EUR	3,856,631
[b] Reg S, 10.625%, 2/01/17	1,200,000	EUR	1,542,652
[f]New Look Bondco I PLC, 144A, 8.75%, 5/14/18	2,900,000	GBP	4,808,502
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	600,000		657,375
5.125%, 5/28/24	1,600,000		1,640,000
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	2,800,000	EUR	4,048,669
[f]Virgin Media Finance PLC, senior bond, 144A, 6.375%,
4/15/23	1,300,000		1,391,000
10/15/24	2,000,000	GBP	3,323,607
[f]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	4,000,000		4,165,000
			38,240,782
United States 7.3%
Alere Inc., senior sub. note, 6.50%, 6/15/20	5,500,000		5,678,750
Ally Financial Inc.,
senior bond, 5.125%, 9/30/24	800,000		818,000
senior note, 4.75%, 9/10/18	800,000		830,000
senior note, 7.50%, 9/15/20	3,200,000		3,760,000
[f]AmSurg Corp., senior note, 144A, 5.625%, 7/15/22	1,200,000		1,236,000
Antero Resources Finance Corp., senior note, 5.375%, 11/01/21	11,900,000		11,795,875

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
[k]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	8,000,000	8,660,000
[f]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	7,500,000	7,068,750
Caesars Entertainment Operating Co. Inc., senior secured note, first lien,
11.25%, 6/01/17	6,600,000	5,313,000
9.00%, 2/15/20	1,400,000	1,120,000
[f]California Resources Corp.,
senior bond, 144A, 6.00%, 11/15/24	2,100,000	1,883,438
senior note, 144A, 5.50%, 9/15/21	2,100,000	1,895,250
Calpine Corp.,
senior bond, 5.75%, 1/15/25	7,000,000	7,131,250
senior note, 5.375%, 1/15/23	2,000,000	2,030,000
[f]senior secured bond, first lien, 144A, 7.875%, 1/15/23	4,678,000	5,204,275
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	8,200,000	8,189,750
senior note, 7.25%, 10/30/17	400,000	417,000
senior note, 8.125%, 4/30/20	5,000,000	5,312,500
CenturyLink Inc., senior bond, 6.75%, 12/01/23	6,300,000	7,016,625
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	600,000	621,000
8.25%, 9/01/21	11,400,000	11,001,000
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	10,500,000	11,628,750
5.75%, 3/15/23	1,700,000	1,810,500
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	5,100,000	5,469,750
senior note, 7.125%, 7/15/20	4,600,000	4,870,250
senior secured note, 5.125%, 8/15/18	1,300,000	1,340,625
CIT Group Inc.,
senior bond, 5.00%, 8/01/23	7,000,000	7,227,500
senior note, 5.375%, 5/15/20	1,700,000	1,812,625
senior note, 5.00%, 8/15/22	6,400,000	6,624,000
[f]senior note, 144A, 6.625%, 4/01/18	600,000	656,250
[k]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	10,900,000	10,856,400
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	11,000,000	10,725,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	2,000,000	2,095,000
senior sub. note, 7.625%, 3/15/20	200,000	208,000
senior sub. note, 7.625%, 3/15/20	4,500,000	4,707,000
[f,l]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	1,300,000	1,361,750
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	2,300,000	2,429,375
6.375%, 3/01/21	3,500,000	3,657,500
[f]144A, 5.875%, 4/15/22	6,300,000	6,307,875
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	11,100,000	11,349,750
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	2,700,000	2,774,250
senior note, 5.75%, 8/15/22	7,100,000	7,526,000
Del Monte Corp., senior note, 7.625%, 2/15/19	3,580,000	3,515,112
DISH DBS Corp., senior note, 5.875%, 7/15/22	8,050,000	8,342,819
[f]Dynegy Finance I Inc./Dynegy Finance II Inc., senior bond, 144A, 7.625%, 11/01/24	3,300,000	3,493,875
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	5,300,000	5,697,500
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	3,000,000	3,195,000
senior note, 7.50%, 10/15/20	5,000,000	5,762,500
Energy XXI Gulf Coast Inc.,
7.75%, 6/15/19	1,000,000	805,000
senior note, 9.25%, 12/15/17	4,000,000	3,600,000
[f]senior note, 144A, 6.875%, 3/15/24	3,400,000	2,558,500
Equinix Inc., senior bond, 5.375%, 4/01/23	15,000,000	15,131,250
First Data Corp.,
senior bond, 12.625%, 1/15/21	8,800,000	10,494,000
senior note, 11.25%, 1/15/21	342,000	390,735
[f]senior secured bond, 144A, 8.25%, 1/15/21	5,000,000	5,375,000

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Ford Motor Credit Co. LLC, senior note,
6.625%, 8/15/17	2,900,000	3,264,936
5.00%, 5/15/18	500,000	547,744
8.125%, 1/15/20	1,000,000	1,254,052
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., senior note,
6.125%, 6/15/19	582,000	635,835
6.625%, 5/01/21	2,213,000	2,426,001
6.875%, 2/15/23	314,000	355,071
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	500,000	531,250
senior note, 8.50%, 4/15/20	3,400,000	3,910,000
senior note, 8.75%, 4/15/22	1,500,000	1,732,500
senior note, 7.125%, 1/15/23	2,700,000	2,835,000
senior note, 7.875%, 1/15/27	300,000	307,500
Gannett Co. Inc.,
[f]senior bond, 144A, 5.50%, 9/15/24	4,200,000	4,268,250
senior note, 5.125%, 7/15/20	6,900,000	7,158,750
GMAC Inc., sub. note, 8.00%, 12/31/18	3,300,000	3,778,500
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	8,300,000	8,860,250
[f]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	2,200,000	2,271,500
Halcon Resources Corp., senior note, 8.875%, 5/15/21	11,000,000	8,525,000
HCA Inc.,
senior note, 7.50%, 2/15/22	2,300,000	2,639,250
senior secured note, 5.875%, 3/15/22	13,900,000	15,151,000
Hertz Corp., senior note,
5.875%, 10/15/20	4,000,000	4,060,000
6.25%, 10/15/22	800,000	814,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	6,500,000	6,361,875
[f]senior secured note, 144A, 9.00%, 9/15/22	1,500,000	1,466,250
[f]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	2,400,000	2,479,248
[f,l]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	7,200,000	7,362,000
Jarden Corp., senior note, 6.125%, 11/15/22	2,550,000	2,674,312
[f]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	1,700,000	1,736,125
senior note, 144A, 8.25%, 2/01/20	5,500,000	5,885,000
senior note, 144A, 7.25%, 6/01/21	700,000	747,250
[k]JPMorgan Chase & Co., junior sub. bond,
6.00% to 8/01/23, FRN thereafter, Perpetual	5,000,000	5,062,500
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	4,000,000	3,948,000
[f]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	2,500,000	2,787,500
Kinder Morgan Inc., senior note, 7.00%, 6/15/17	2,000,000	2,247,500
Linn Energy LLC/Finance Corp., senior note,
6.25%, 11/01/19	2,500,000	2,248,437
8.625%, 4/15/20	1,600,000	1,456,000
7.75%, 2/01/21	6,900,000	6,175,500
Meritor Inc., senior note, 6.75%, 6/15/21	8,000,000	8,440,000
MGM Resorts International, senior note,
6.875%, 4/01/16	800,000	850,000
7.50%, 6/01/16	2,900,000	3,113,730
8.625%, 2/01/19	700,000	803,250
6.75%, 10/01/20	200,000	216,000
6.625%, 12/15/21	5,700,000	6,113,250
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	11,400,000	9,519,000
Navient Corp., senior note,
8.45%, 6/15/18	3,900,000	4,416,750
5.50%, 1/15/19	9,600,000	9,924,000
Navistar International Corp., senior note, 8.25%, 11/01/21	6,100,000	6,305,875
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	8,000,000	5,680,000
senior secured note, first lien, 7.50%, 11/01/19	4,700,000	3,771,750
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	8,600,000	9,073,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	11,300,000	10,593,750
Pinnacle Entertainment Inc.,
senior note, 6.375%, 8/01/21	200,000	209,500

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
senior sub. note, 8.75%, 5/15/20	2,050,000		2,190,938
senior sub. note, 7.75%, 4/01/22	4,300,000		4,644,000
[f]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	4,500,000		4,432,500
6.00%, 12/15/22	6,100,000		5,764,500
Quicksilver Resources Inc.,
[c,f] secured note, second lien, 144A, FRN, 7.00%, 6/21/19	2,500,000		2,143,750
senior note, 9.125%, 8/15/19	3,500,000		1,575,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	1,500,000		1,552,500
5.00%, 10/01/22	2,400,000		2,364,000
Reynolds Group Issuer Inc./LLC/SA,
senior note, 8.50%, 5/15/18	3,950,000		4,088,250
senior note, 9.00%, 4/15/19	8,550,000		8,956,125
senior note, 9.875%, 8/15/19	1,000,000		1,082,500
senior secured note, 7.125%, 4/15/19	500,000		519,063
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	9,600,000		9,864,000
Samson Investment Co., senior note, 9.75%, 2/15/20	13,500,000		7,863,750
[f]Sealed Air Corp., senior note, 144A,
6.50%, 12/01/20	3,400,000		3,757,000
8.375%, 9/15/21	800,000		904,000
[f]SGMS Escrow Corp.,
senior note, 144A, 10.00%, 12/01/22	2,900,000		2,726,000
senior secured note, 144A, 7.00%, 1/01/22	2,200,000		2,224,750
[f]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	11,100,000		11,488,500
[f]Smithfield Foods Inc., senior note, 144A, 5.875%, 8/01/21	4,400,000		4,669,500
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	2,000,000		2,215,000
6.00%, 11/15/22	5,000,000		4,831,250
[f]144A, 9.00%, 11/15/18	9,000,000		10,440,000
[f]144A, 7.00%, 3/01/20	400,000		442,250
Sterling International Inc., senior note, 11.00%, 10/01/19	1,200,000		1,290,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	1,000,000		1,025,000
senior bond, 6.375%, 3/01/25	9,500,000		9,666,250
senior note, 6.542%, 4/28/20	3,200,000		3,332,000
senior note, 6.125%, 1/15/22	600,000		612,750
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	3,900,000		4,368,000
[f]144A, 5.00%, 3/01/19	4,600,000		4,542,500
Terex Corp., senior note, 6.00%, 5/15/21	8,400,000		8,568,000
[f,m]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	6,200,000		4,975,500
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	2,900,000		3,081,250
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	1,200,000		1,230,000
senior sub. note, 6.00%, 7/15/22	16,100,000		16,341,500
[f]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	1,832,000		2,024,360
senior secured note, 144A, 6.875%, 5/15/19	1,500,000		1,578,750
senior secured note, 144A, 7.875%, 11/01/20	2,500,000		2,709,375
senior secured note, 144A, 5.125%, 5/15/23	800,000		842,000
[f]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	1,500,000		1,625,625
Visant Corp., senior note, 10.00%, 10/01/17	5,900,000		5,310,000
[f]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	10,600,000		11,037,356
W&T Offshore Inc., senior note, 8.50%, 6/15/19	10,000,000		8,750,000
			671,424,987
Total Quasi-Sovereign and Corporate Bonds (Cost $1,133,135,744)			1,080,601,201
Credit-Linked Notes 0.1%
Ukraine 0.1%
[c,f]Citigroup Inc. (Export/Import Bank of Ukraine), 144A, FRN, 5.50%, 9/01/15	5,136,800	UAH	320,397
[f]ING Americas Issuance BV (Government of Ukraine), 144A, 5.50%,
8/24/15	31,927,000	UAH	1,991,136
8/25/15	11,376,400	UAH	709,578

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Total Credit-Linked Notes (Cost $5,169,542)				3,021,111
[c]Senior Floating Rate Interests 0.0%†
United States 0.0%†
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	191,948			190,508
[n]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	23,812			19,862
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%,
1/29/18	67,148			66,645
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	13,086			13,102
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	323,485			315,802
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	201,821			204,218
Total Senior Floating Rate Interests (Cost $814,929)				810,137
	Shares
Escrows and Litigation Trusts 0.0%
[a,n]Comfort Co. Inc., Escrow Account	1,299			—
[a,n]NewPage Corp., Litigation Trust	2,500,000			—
Total Escrows and Litigation Trusts (Cost $—)				—
Total Investments before Short Term Investments (Cost $7,398,047,567)				7,173,177,628
	Principal Amount*
Short Term Investments 14.1%
Foreign Government and Agency Securities 10.7%
Canada 1.6%
[j]Canada Treasury Bills, 12/04/14 - 4/23/15	162,155,000		CAD	141,638,077
Government of Canada, 1.50%, 8/01/15	10,500,000		CAD	9,216,085
				150,854,162
Hungary 0.0%†
[j]Hungary Treasury Bill, 9/16/15	808,310,000		HUF	3,238,244
Malaysia 3.5%
[j]Bank of Negara Monetary Notes, 1/08/15 - 10/27/15	1,108,050,000		MYR	321,737,649
Mexico 0.5%
[j]Mexico Treasury Bills, 9/17/15 - 10/01/15	62,436,700	[o]	MXN	43,707,938
Philippines 0.2%
[j]Philippine Treasury Bills, 4/08/15 - 11/04/15	646,790,000		PHP	14,240,304
Serbia 0.0%†
[j]Serbia Treasury Bill, 6/25/15	282,690,000		RSD	2,798,395
Singapore 3.2%
[j]Monetary Authority of Singapore Treasury Bills,
1/02/15 - 1/20/15	79,296,000		SGD	60,820,151
1/30/15	170,000,000		SGD	130,359,856
2/23/15	132,464,000		SGD	101,552,108
				292,732,115
South Korea 0.3%
Korea Monetary Stabilization Bond,
[j]1/13/15	16,249,500,000		KRW	14,565,748
senior note, 2.13%, 10/08/15	11,284,400,000		KRW	10,147,565
				24,713,313
Sweden 1.2%
[j]Sweden Treasury Bills, 1/21/15 - 3/18/15	793,260,000		SEK	106,374,711
Uruguay 0.2%
[j]Uruguay Treasury Bills, 5/04/15 - 10/23/15	374,679,000		UYU	14,843,980

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Total Foreign Government and Agency Securities (Cost $1,002,424,757)		975,240,811
Total Investments before Money Market Funds (Cost $8,400,472,324)		8,148,418,439
	Shares
Money Market Funds (Cost $316,033,307) 3.4%
United States 3.4%
[a,p]Institutional Fiduciary Trust Money Market Portfolio	316,033,307	316,033,307
Total Investments (Cost $8,716,505,631) 92.5%		8,464,451,746
Other Assets, less Liabilities 7.5%		688,741,010
Net Assets 100.0%		$9,153,192,756

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2014, the aggregate value of these securities was $114,394,044, representing 1.25% of net assets.
c The coupon rate shown represents the rate at period end.
d Principal amount is stated in 1,000 Brazilian Real Units.
e Redemption price at maturity is adjusted for inflation.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2014, the aggregate value of these securities was $1,276,587,709, representing 13.95% of net assets.
g Principal amount is stated in 100 Mexican Peso Units.
h Principal amount of security is adjusted for inflation.
iPrincipal amount is stated in 100 Uninad de Inversion Units.
jThe security is traded on a discount basis with no stated coupon rate.
k Perpetual security with no stated maturity date.
lIncome may be received in additional securities and/or cash.
m Defaulted security or security for which income has been deemed uncollectible.
n Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2014, the aggregate value of these securities was $19,862, representing less than 0.01% of net assets.
o Principal amount is stated in 10 Mexican Peso Units.
p Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At November 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
	Counter			Contract	Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
Chilean Peso	DBAB	Buy	91,000,000	159,621	12/01/14	$-	$(10,076)
Chilean Peso	DBAB	Sell	91,000,000	152,047	12/01/14	2,501	-
Uruguayan Peso	CITI	Buy	79,460,000	3,397,178	12/01/14	-	(45,850)
Uruguayan Peso	CITI	Sell	79,460,000	3,378,401	12/01/14	27,073	-
Indian Rupee	HSBK	Buy	132,590,750	2,147,789	12/03/14	-	(18,045)
Chilean Peso	DBAB	Buy	87,440,000	158,722	12/04/14	-	(15,073)
Euro	CITI	Sell	8,173,000	11,074,006	12/04/14	902,378	-
Euro	DBAB	Sell	8,035,000	10,885,507	12/04/14	885,625	-
Euro	CITI	Sell	7,059,000	9,597,769	12/05/14	812,512	-
Euro	DBAB	Sell	183,617	248,930	12/08/14	20,406	-
Chilean Peso	DBAB	Buy	166,450,000	300,343	12/09/14	-	(27,039)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Chilean Peso	MSCO	Buy	195,220,000	330,545		12/09/14	-	(10,003)
Euro	HSBK	Sell	7,767	10,602		12/09/14	935	-
Euro	SCNY	Sell	3,227,500	4,409,185		12/09/14	392,322	-
Indian Rupee	DBAB	Buy	23,321,000	380,450		12/09/14	-	(6,192)
Indian Rupee	JPHQ	Buy	20,335,000	331,819		12/09/14	-	(5,480)
Swedish Krona	DBAB	Buy	9,379,710	1,019,622	EUR	12/09/14	-	(11,087)
Swedish Krona	DBAB	Sell	9,379,710	1,013,943	EUR	12/09/14	4,018	-
Swedish Krona	DBAB	Buy	18,790,580	2,048,131	EUR	12/10/14	-	(29,061)
Swedish Krona	DBAB	Sell	18,790,580	2,031,463	EUR	12/10/14	8,317	-
Swedish Krona	MSCO	Buy	8,919,000	971,600	EUR	12/11/14	-	(13,112)
Chilean Peso	CITI	Buy	25,880,400,000	44,031,509		12/12/14	-	(1,550,652)
Euro	DBAB	Sell	4,002,875	5,556,071		12/12/14	574,116	-
Chilean Peso	MSCO	Buy	30,083,099,400	51,131,298		12/15/14	-	(1,767,806)
Euro	CITI	Sell	24,838,000	34,283,891		12/15/14	3,370,159	-
Euro	JPHQ	Sell	455,000	627,597		12/15/14	61,298	-
Malaysian Ringgit	DBAB	Buy	8,400,000	2,574,121		12/15/14	-	(94,780)
Polish Zloty	DBAB	Buy	15,880,000	3,710,801	EUR	12/15/14	98,989	-
Singapore Dollar	DBAB	Buy	9,800,000	7,857,916		12/15/14	-	(339,850)
Chilean Peso	DBAB	Buy	3,165,540,000	5,325,606		12/16/14	-	(131,811)
Mexican Peso	CITI	Buy	197,663,500	14,894,394		12/16/14	-	(712,361)
Euro	DBAB	Sell	552,375	759,405		12/17/14	71,904	-
Euro	DBAB	Sell	95,558	131,407		12/18/14	12,472	-
Mexican Peso	CITI	Buy	94,764,220	7,118,172		12/18/14	-	(319,880)
Malaysian Ringgit	JPHQ	Buy	3,824,153	1,157,887		12/19/14	-	(29,582)
Singapore Dollar	JPHQ	Buy	5,777,000	4,613,480		12/19/14	-	(181,838)
Chilean Peso	CITI	Buy	178,639,000	296,940		12/22/14	-	(4,029)
Japanese Yen	DBAB	Sell	7,430,160,000	72,440,954		12/22/14	9,809,160	-
Japanese Yen	HSBK	Sell	7,441,570,000	72,440,959		12/22/14	9,712,986	-
Singapore Dollar	HSBK	Buy	6,967,000	5,560,255		12/22/14	-	(215,907)
Malaysian Ringgit	HSBK	Buy	6,027,114	1,821,981		12/23/14	-	(44,377)
Singapore Dollar	DBAB	Buy	8,718,400	6,979,131		12/23/14	-	(291,361)
Japanese Yen	BZWS	Sell	3,208,950,000	30,946,044		12/26/14	3,894,330	-
Japanese Yen	CITI	Sell	5,005,980,000	48,275,816		12/26/14	6,074,991	-
Chilean Peso	DBAB	Buy	125,650,000	228,975		1/07/15	-	(23,266)
Euro	DBAB	Sell	22,892,843	31,224,235		1/07/15	2,726,982	-
Japanese Yen	DBAB	Sell	95,091,000	913,107		1/07/15	111,388	-
Japanese Yen	GSCO	Sell	1,641,201,000	15,824,753		1/08/15	1,987,559	-
Malaysian Ringgit	DBAB	Buy	12,301,000	3,666,140		1/08/15	-	(43,091)
Malaysian Ringgit	JPHQ	Buy	47,636,700	14,216,515		1/08/15	-	(185,941)
Euro	DBAB	Buy	654,663	890,014		1/09/15	-	(75,069)
Euro	DBAB	Sell	9,567,290	13,060,978		1/09/15	1,151,307	-
Malaysian Ringgit	JPHQ	Buy	25,616,000	7,650,221		1/09/15	-	(106,074)
Chilean Peso	DBAB	Buy	176,530,000	321,051		1/12/15	-	(32,174)
Chilean Peso	MSCO	Buy	198,000,000	358,988		1/12/15	-	(34,977)
Malaysian Ringgit	JPHQ	Buy	7,677,000	2,295,067		1/12/15	-	(34,666)
Mexican Peso	CITI	Buy	227,337,200	16,940,179		1/12/15	-	(656,008)
Euro	SCNY	Sell	1,738,694	2,362,903		1/13/15	198,444	-
Japanese Yen	CITI	Sell	83,690,000	800,172		1/13/15	94,543	-
Japanese Yen	HSBK	Sell	276,930,000	2,652,586		1/13/15	317,661	-
Indian Rupee	JPHQ	Buy	68,690,000	1,107,930		1/14/15	-	(11,548)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Japanese Yen	SCNY	Sell	251,020,000	2,402,565		1/14/15	286,083	-
Indian Rupee	DBAB	Buy	911,000	14,677		1/15/15	-	(138)
Japanese Yen	BZWS	Sell	5,795,250,000	55,882,662		1/15/15	7,019,464	-
Japanese Yen	HSBK	Sell	218,790,000	2,103,750		1/15/15	259,001	-
Japanese Yen	JPHQ	Sell	3,767,300,000	36,323,754		1/15/15	4,559,408	-
Malaysian Ringgit	JPHQ	Buy	4,940,000	1,481,926		1/15/15	-	(27,753)
Euro	DBAB	Sell	186,978	255,824		1/16/15	23,053	-
Japanese Yen	DBAB	Sell	2,079,900,000	20,121,509		1/16/15	2,584,500	-
Japanese Yen	SCNY	Sell	240,140,000	2,324,179		1/16/15	299,400	-
Malaysian Ringgit	JPHQ	Buy	496,000	149,447		1/16/15	-	(3,453)
Indian Rupee	DBAB	Buy	876,728,000	14,044,827		1/20/15	-	(63,819)
Indian Rupee	JPHQ	Buy	68,690,000	1,104,829		1/20/15	-	(9,444)
Japanese Yen	HSBK	Sell	126,059,100	1,209,780		1/20/15	146,860	-
Japanese Yen	JPHQ	Sell	1,812,355,000	17,456,872		1/20/15	2,175,240	-
Euro	BZWS	Sell	8,655,000	11,796,765		1/21/15	1,021,612	-
Indian Rupee	JPHQ	Buy	1,288,000	20,588		1/21/15	-	(51)
Indian Rupee	DBAB	Buy	451,000	7,253		1/22/15	-	(64)
Indian Rupee	JPHQ	Buy	2,423,000	38,722		1/22/15	-	(94)
Malaysian Ringgit	HSBK	Buy	1,124,388	332,512		1/23/15	-	(1,742)
Euro	DBAB	Sell	23,329,245	31,662,451		1/26/15	2,617,142	-
Singapore Dollar	JPHQ	Buy	5,820,000	4,691,657		1/26/15	-	(228,019)
Euro	BZWS	Sell	3,358,633	4,589,018		1/27/15	407,426	-
Indian Rupee	DBAB	Buy	426,079,000	6,800,942		1/27/15	-	(13,542)
Japanese Yen	GSCO	Sell	183,530,000	1,775,381		1/27/15	227,787	-
Swedish Krona	DBAB	Buy	9,420,000	1,024,392	EUR	1/27/15	-	(11,925)
Swedish Krona	DBAB	Sell	9,420,000	1,017,938	EUR	1/27/15	3,890	-
Swedish Krona	UBSW	Buy	10,150,000	1,103,813	EUR	1/27/15	-	(12,894)
Japanese Yen	DBAB	Sell	174,474,569	1,708,860		1/28/15	237,613	-
Japanese Yen	HSBK	Sell	225,900,265	2,207,437		1/28/15	302,546	-
Swedish Krona	DBAB	Buy	1,208,500	131,317	EUR	1/28/15	-	(1,403)
Swedish Krona	DBAB	Sell	1,208,500	130,591	EUR	1/28/15	498	-
Euro	CITI	Sell	137,500	187,987		1/29/15	16,793	-
Swedish Krona	BZWS	Buy	112,249,300	12,134,417	EUR	1/29/15	-	(52,232)
Chilean Peso	DBAB	Buy	863,498,000	1,433,334		1/30/15	-	(22,563)
Euro	DBAB	Sell	66,152,706	90,413,497		1/30/15	8,049,616	-
Indian Rupee	DBAB	Buy	1,622,389,816	26,082,564		1/30/15	-	(247,509)
Indian Rupee	HSBK	Buy	268,629,000	4,321,702		1/30/15	-	(44,034)
Swedish Krona	DBAB	Buy	67,236,125	7,177,771	EUR	1/30/15	81,489	-
Swedish Krona	DBAB	Sell	67,236,125	7,274,747	EUR	1/30/15	39,252	-
Chilean Peso	DBAB	Buy	921,287,000	1,537,104		2/02/15	-	(32,310)
Indian Rupee	DBAB	Buy	805,561,083	12,944,379		2/02/15	-	(121,261)
Chilean Peso	DBAB	Buy	708,576,800	1,182,538		2/03/15	-	(25,278)
Euro	DBAB	Sell	53,270,000	72,204,822		2/03/15	5,878,589	-
Indian Rupee	DBAB	Buy	39,167,000	628,521		2/03/15	-	(5,128)
Indian Rupee	HSBK	Buy	132,590,750	2,127,457		2/03/15	-	(17,102)
Swedish Krona	MSCO	Buy	45,869,704	4,923,385	EUR	2/03/15	22,382	-
Chilean Peso	DBAB	Buy	245,840,000	433,733		2/04/15	-	(32,258)
Indian Rupee	JPHQ	Buy	255,272,000	4,097,332		2/04/15	-	(34,842)
Chilean Peso	DBAB	Buy	372,800,000	656,882		2/05/15	-	(48,124)
Malaysian Ringgit	DBAB	Buy	4,886,300	1,432,722		2/05/15	3,432	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Japanese Yen	JPHQ	Sell	4,453,400,000	44,106,782		2/06/15	6,550,976	-
Japanese Yen	SCNY	Sell	4,454,700,000	44,107,032		2/06/15	6,540,264	-
Chilean Peso	BZWS	Buy	265,850,000	458,995		2/09/15	-	(25,031)
Chilean Peso	DBAB	Buy	386,110,000	667,433		2/09/15	-	(37,161)
Euro	DBAB	Sell	5,177,000	7,153,453		2/09/15	707,295	-
Euro	GSCO	Sell	10,269,000	14,312,316		2/09/15	1,525,838	-
Indian Rupee	CITI	Buy	85,545,000	1,367,787		2/09/15	-	(7,224)
Indian Rupee	DBAB	Buy	137,306,550	2,206,373		2/09/15	-	(22,559)
Indian Rupee	HSBK	Buy	237,532,000	3,815,971		2/09/15	-	(38,106)
Indian Rupee	JPHQ	Buy	22,900,000	368,038		2/09/15	-	(3,822)
Japanese Yen	BZWS	Sell	4,455,270,000	44,106,999		2/09/15	6,534,503	-
Japanese Yen	JPHQ	Sell	4,464,960,000	44,107,039		2/09/15	6,452,825	-
Malaysian Ringgit	HSBK	Buy	24,550,000	7,607,921		2/09/15	-	(394,157)
Singapore Dollar	HSBK	Buy	5,044,000	4,048,154		2/09/15	-	(179,685)
Chilean Peso	BZWS	Buy	169,400,000	291,416		2/10/15	-	(14,917)
Japanese Yen	CITI	Sell	618,845,000	6,095,314		2/10/15	876,384	-
Mexican Peso	CITI	Buy	54,828,000	4,028,212		2/10/15	-	(107,105)
Polish Zloty	DBAB	Buy	59,680,407	13,961,962	EUR	2/10/15	300,403	-
Swedish Krona	BZWS	Buy	50,100,000	5,636,814	EUR	2/10/15	-	(298,741)
Euro	BZWS	Sell	344,000	467,737		2/11/15	39,397	-
Indian Rupee	JPHQ	Buy	36,649,700	586,161		2/11/15	-	(3,402)
Mexican Peso	MSCO	Buy	14,773,000	1,098,609		2/11/15	-	(42,150)
Chilean Peso	MSCO	Buy	298,320,000	518,277		2/12/15	-	(31,437)
Indian Rupee	DBAB	Buy	93,191,125	1,497,015		2/12/15	-	(15,384)
Indian Rupee	HSBK	Buy	47,584,000	764,294		2/12/15	-	(7,763)
Japanese Yen	GSCO	Sell	233,392,000	2,285,871		2/12/15	317,565	-
Japanese Yen	HSBK	Sell	2,845,000,000	27,913,366		2/12/15	3,920,124	-
Japanese Yen	JPHQ	Sell	2,843,509,000	27,931,485		2/12/15	3,950,818	-
Malaysian Ringgit	DBAB	Buy	23,459,000	6,922,407		2/12/15	-	(30,539)
Mexican Peso	MSCO	Buy	104,174,000	7,617,843		2/12/15	-	(168,444)
Singapore Dollar	DBAB	Buy	10,048,000	8,012,759		2/12/15	-	(306,499)
South Korean Won	DBAB	Buy	4,814,000,000	4,427,074		2/12/15	-	(116,608)
Euro	SCNY	Sell	1,757,000	2,403,963		2/13/15	216,161	-
Indian Rupee	HSBK	Buy	620,000	9,941		2/13/15	-	(85)
Japanese Yen	CITI	Sell	3,768,690,000	36,976,943		2/13/15	5,193,523	-
Japanese Yen	JPHQ	Sell	1,887,190,000	18,475,779		2/13/15	2,560,076	-
Mexican Peso	CITI	Buy	56,273,000	4,110,519		2/13/15	-	(86,688)
Singapore Dollar	DBAB	Buy	2,650,000	2,121,528		2/13/15	-	(89,124)
South Korean Won	HSBK	Buy	4,771,000,000	4,383,096		2/13/15	-	(111,273)
Chilean Peso	DBAB	Buy	111,050,000	193,265		2/17/15	-	(12,117)
Japanese Yen	CITI	Sell	1,882,140,000	18,445,120		2/17/15	2,571,487	-
Malaysian Ringgit	HSBK	Buy	63,130,000	18,626,265		2/17/15	-	(85,611)
Mexican Peso	MSCO	Buy	55,482,640	4,120,451		2/17/15	-	(153,949)
Singapore Dollar	BZWS	Buy	4,267,000	3,419,208		2/17/15	-	(146,655)
Singapore Dollar	DBAB	Buy	4,645,000	3,716,595		2/17/15	-	(154,137)
Singapore Dollar	HSBK	Buy	3,202,500	2,563,477		2/17/15	-	(107,336)
Chilean Peso	DBAB	Buy	99,300,000	169,932		2/18/15	-	(7,966)
Japanese Yen	GSCO	Sell	1,915,697,570	18,872,056		2/18/15	2,715,273	-
Japanese Yen	JPHQ	Sell	1,935,480,000	19,060,694		2/18/15	2,737,068	-
Malaysian Ringgit	HSBK	Buy	194,568,387	57,578,240		2/18/15	-	(439,072)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Singapore Dollar	HSBK	Buy	3,202,500	2,533,623		2/18/15	-	(77,483)
Euro	JPHQ	Sell	164,000	224,912		2/19/15	20,691	-
Chilean Peso	JPHQ	Buy	145,269,900	248,963		2/20/15	-	(12,056)
Euro	BZWS	Sell	8,514,000	11,698,832		2/20/15	1,096,695	-
Chilean Peso	MSCO	Buy	146,640,000	256,723		2/23/15	-	(17,644)
Euro	DBAB	Sell	40,108,000	55,186,603		2/23/15	5,240,588	-
Indian Rupee	DBAB	Buy	871,067,000	13,901,928		2/23/15	-	(71,516)
Indian Rupee	HSBK	Buy	34,619,025	552,508		2/23/15	-	(2,842)
Malaysian Ringgit	JPHQ	Buy	142,030,440	42,269,672		2/23/15	-	(572,663)
Singapore Dollar	DBAB	Buy	3,202,500	2,564,411		2/23/15	-	(108,270)
Chilean Peso	JPHQ	Buy	206,400,000	361,598		2/24/15	-	(25,117)
Japanese Yen	HSBK	Sell	199,040,000	1,950,952		2/24/15	272,188	-
Chilean Peso	BZWS	Buy	1,124,481,000	1,874,447		2/25/15	-	(41,438)
Chilean Peso	MSCO	Buy	317,000,000	552,891		2/25/15	-	(36,151)
Japanese Yen	BZWS	Sell	943,870,000	9,215,231		2/25/15	1,254,280	-
Japanese Yen	JPHQ	Sell	199,200,000	1,944,154		2/25/15	264,027	-
Malaysian Ringgit	DBAB	Buy	3,552,000	1,055,949		2/25/15	-	(13,292)
Chilean Peso	DBAB	Buy	108,310,000	188,562		2/26/15	-	(12,022)
Euro	BZWS	Sell	1,267,962	1,740,468		2/26/15	161,453	-
Japanese Yen	BZWS	Sell	1,924,820,000	18,821,516		2/26/15	2,586,735	-
Japanese Yen	SCNY	Sell	90,565,000	886,345		2/26/15	122,480	-
Malaysian Ringgit	HSBK	Buy	7,929,900	2,481,894		2/26/15	-	(154,294)
Euro	BOFA	Sell	1,034,213	1,414,079		2/27/15	126,145	-
Euro	DBAB	Sell	4,886,000	6,697,240		2/27/15	612,569	-
Euro	JPHQ	Sell	20,456,395	28,082,539		2/27/15	2,607,624	-
Japanese Yen	BZWS	Sell	3,288,665,160	32,216,232		2/27/15	4,477,871	-
Japanese Yen	DBAB	Sell	2,461,820,000	24,152,065		2/27/15	3,387,759	-
Malaysian Ringgit	HSBK	Buy	13,536,800	4,055,120		2/27/15	-	(82,034)
Malaysian Ringgit	JPHQ	Buy	29,870,790	8,842,744		2/27/15	-	(75,592)
Mexican Peso	CITI	Buy	17,253,800	1,303,157		2/27/15	-	(70,318)
Mexican Peso	MSCO	Buy	13,563,500	993,954		2/27/15	-	(24,799)
Polish Zloty	DBAB	Buy	44,242,749	10,374,819	EUR	2/27/15	182,212	-
Singapore Dollar	DBAB	Buy	13,944,000	11,140,940		2/27/15	-	(446,670)
Swedish Krona	GSCO	Buy	20,086,000	2,241,241	EUR	3/02/15	-	(96,813)
Chilean Peso	DBAB	Buy	39,500,000	68,174		3/03/15	-	(3,821)
Japanese Yen	JPHQ	Sell	601,100,000	5,903,129		3/03/15	832,905	-
Polish Zloty	DBAB	Buy	14,078,000	3,303,532	EUR	3/03/15	54,383	-
Uruguayan Peso	CITI	Buy	45,000,000	1,789,976		3/03/15	56,514	-
Japanese Yen	HSBK	Sell	284,000,000	2,782,950		3/04/15	387,409	-
South Korean Won	JPHQ	Buy	10,406,210,000	10,188,183		3/04/15	-	(876,138)
Euro	DBAB	Sell	51,989,000	71,626,695		3/05/15	6,880,007	-
Japanese Yen	GSCO	Sell	11,008,384,000	108,800,000		3/05/15	15,943,214	-
Polish Zloty	DBAB	Buy	18,098,270	4,218,219	EUR	3/05/15	105,172	-
Singapore Dollar	MSCO	Buy	5,055,000	3,987,536		3/05/15	-	(110,648)
British Pound	DBAB	Buy	616,532	1,041,365		3/09/15	-	(77,802)
British Pound	DBAB	Sell	3,021,775	5,068,675		3/09/15	346,017	-
Euro	BZWS	Sell	10,259,560	14,092,276		3/09/15	1,314,661	-
Euro	DBAB	Sell	5,469,373	7,558,078		3/09/15	746,330	-
Euro	HSBK	Sell	427,000	587,023		3/09/15	55,222	-
Japanese Yen	BZWS	Sell	2,532,491,700	24,765,586		3/09/15	3,402,824	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Japanese Yen	MSCO	Sell	91,664,560	896,475		3/09/15	123,241	-
Euro	CITI	Sell	15,709,005	21,741,656		3/10/15	2,176,943	-
Euro	MSCO	Sell	1,211,000	1,677,205		3/10/15	168,970	-
Ghanaian Cedi	BZWS	Buy	3,180,000	1,025,806		3/10/15	-	(99,652)
Singapore Dollar	GSCO	Buy	5,725,000	4,556,670		3/10/15	-	(165,945)
Malaysian Ringgit	HSBK	Buy	124,263,688	37,441,227		3/11/15	-	(998,470)
Malaysian Ringgit	JPHQ	Buy	31,579,530	9,443,075		3/12/15	-	(182,372)
Polish Zloty	DBAB	Buy	230,476,746	53,801,939	EUR	3/12/15	1,212,828	-
South Korean Won	HSBK	Buy	11,313,150,000	10,448,051		3/12/15	-	(326,480)
Indian Rupee	JPHQ	Buy	68,690,000	1,093,616		3/13/15	-	(5,945)
Mexican Peso	CITI	Buy	63,796,400	4,808,291		3/13/15	-	(254,062)
Polish Zloty	DBAB	Buy	7,949,300	1,845,670	EUR	3/13/15	54,173	-
Euro	DBAB	Sell	75,790,000	105,119,972		3/16/15	10,722,765	-
Euro	JPHQ	Sell	31,220,000	43,265,613		3/16/15	4,380,789	-
Japanese Yen	CITI	Sell	9,546,876,430	93,168,436		3/16/15	12,629,768	-
Malaysian Ringgit	DBAB	Buy	563,206,240	168,171,466		3/16/15	-	(3,054,830)
Malaysian Ringgit	HSBK	Buy	36,500,000	11,190,827		3/16/15	-	(490,027)
Polish Zloty	JPHQ	Buy	352,645,568	81,612,027	EUR	3/16/15	2,719,300	-
Singapore Dollar	HSBK	Buy	8,971,900	7,101,843		3/16/15	-	(220,971)
Euro	BZWS	Sell	1,054,943	1,471,118		3/17/15	157,165	-
Euro	CITI	Sell	113,350,770	158,158,329		3/17/15	16,977,589	-
Euro	JPHQ	Sell	27,462,000	38,309,490		3/17/15	4,104,998	-
Japanese Yen	BZWS	Sell	8,582,643,860	83,896,812		3/17/15	11,491,729	-
Japanese Yen	CITI	Sell	241,795,083	2,363,080		3/17/15	323,243	-
Mexican Peso	CITI	Buy	53,831,500	3,943,266		3/17/15	-	(101,419)
Polish Zloty	BZWS	Buy	7,593,347	1,756,296	EUR	3/17/15	59,716	-
Polish Zloty	DBAB	Buy	22,045,960	5,107,014	EUR	3/17/15	163,519	-
Polish Zloty	JPHQ	Buy	365,237,029	84,555,395	EUR	3/17/15	2,774,894	-
Euro	DBAB	Sell	2,334,000	3,241,576		3/18/15	334,505	-
Singapore Dollar	DBAB	Buy	7,150,000	5,649,383		3/18/15	-	(165,798)
Hungarian Forint	DBAB	Buy	5,376,462,700	16,848,833	EUR	3/19/15	772,372	-
Hungarian Forint	JPHQ	Buy	1,611,347,720	5,050,455	EUR	3/19/15	230,497	-
Malaysian Ringgit	DBAB	Buy	58,684,300	17,545,460		3/19/15	-	(344,244)
Malaysian Ringgit	HSBK	Buy	51,780,000	15,470,571		3/19/15	-	(293,105)
Polish Zloty	DBAB	Buy	8,845,690	2,049,701	EUR	3/19/15	64,661	-
South Korean Won	CITI	Buy	35,659,300,000	34,244,982		3/19/15	-	(2,347,225)
Chilean Peso	JPHQ	Buy	122,700,000	208,142		3/20/15	-	(8,565)
Hungarian Forint	JPHQ	Buy	5,377,186,000	16,910,985	EUR	3/20/15	697,078	-
Malaysian Ringgit	HSBK	Buy	4,196,000	1,259,379		3/20/15	-	(29,552)
Euro	BZWS	Sell	762,348	1,061,570		3/23/15	112,000	-
Euro	DBAB	Sell	11,411,000	15,884,112		3/23/15	1,670,740	-
Malaysian Ringgit	HSBK	Buy	11,185,200	3,344,356		3/23/15	-	(66,679)
Polish Zloty	BZWS	Buy	10,009,200	2,328,533	EUR	3/23/15	61,132	-
Mexican Peso	CITI	Buy	157,237,800	11,502,399		3/24/15	-	(285,847)
Japanese Yen	BZWS	Sell	735,719,080	7,210,105		3/25/15	1,002,864	-
Euro	DBAB	Sell	543,750	748,825		3/26/15	71,521	-
Malaysian Ringgit	DBAB	Buy	7,644,500	2,269,745		3/26/15	-	(30,068)
Malaysian Ringgit	HSBK	Buy	7,284,000	2,161,809		3/26/15	-	(27,751)
Polish Zloty	DBAB	Buy	5,265,800	1,250,546	EUR	3/26/15	167	-
Uruguayan Peso	CITI	Buy	67,900,000	2,684,856		3/26/15	82,720	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Euro	DBAB	Sell	369,873	509,130		3/31/15	48,390	-
Malaysian Ringgit	HSBK	Buy	25,370,000	7,555,542		3/31/15	-	(125,124)
Polish Zloty	DBAB	Buy	313,000	73,199	EUR	3/31/15	1,401	-
Serbian Dinar	DBAB	Buy	904,845,548	7,273,678	EUR	3/31/15	90,444	-
Euro	BZWS	Sell	1,763,676	2,431,139		4/02/15	234,141	-
Euro	DBAB	Sell	1,124,643	1,552,626		4/07/15	151,606	-
Polish Zloty	DBAB	Buy	14,796,480	3,464,001	EUR	4/07/15	60,262	-
Euro	HSBK	Sell	2,107,000	2,904,868		4/10/15	280,013	-
Malaysian Ringgit	HSBK	Buy	16,260,000	4,882,150		4/10/15	-	(123,031)
Euro	DBAB	Sell	5,047,127	6,966,398		4/13/15	678,634	-
Euro	SCNY	Sell	1,054,000	1,456,870		4/13/15	143,786	-
Euro	JPHQ	Sell	3,371,000	4,672,375		4/14/15	472,711	-
Euro	DBAB	Sell	82,000	113,750		4/15/15	11,592	-
Japanese Yen	CITI	Sell	271,000,000	2,677,165		4/15/15	390,212	-
South Korean Won	JPHQ	Buy	11,328,005,920	10,751,714		4/15/15	-	(625,579)
Chilean Peso	MSCO	Buy	174,920,000	308,501		4/16/15	-	(24,712)
Euro	HSBK	Sell	3,919,180	5,442,213		4/16/15	559,531	-
Japanese Yen	BZWS	Sell	813,310,000	8,004,389		4/17/15	1,140,763	-
Japanese Yen	JPHQ	Sell	488,670,000	4,792,621		4/21/15	668,489	-
Euro	BZWS	Sell	1,737,194	2,397,472		4/22/15	233,090	-
Euro	JPHQ	Sell	481,591	666,255		4/22/15	66,237	-
Japanese Yen	JPHQ	Sell	781,110,000	7,662,261		4/22/15	1,070,008	-
Swedish Krona	DBAB	Buy	195,715,395	21,383,818	EUR	4/22/15	-	(384,128)
Chilean Peso	JPHQ	Buy	110,826,000	191,658		4/28/15	-	(12,058)
Euro	BZWS	Sell	9,766,340	13,540,640		4/30/15	1,371,848	-
Euro	SCNY	Sell	2,285,000	3,162,120		4/30/15	315,026	-
Uruguayan Peso	CITI	Buy	412,400,000	16,242,615		4/30/15	397,824	-
Euro	BZWS	Sell	1,144,918	1,586,696		5/05/15	160,075	-
British Pound	DBAB	Sell	3,178,293	5,256,397		5/07/15	291,773	-
Euro	BZWS	Sell	6,319,000	8,769,445		5/07/15	895,540	-
Euro	DBAB	Sell	5,732,037	7,440,060		5/07/15	297,551	-
Euro	GSCO	Sell	15,008,000	20,833,205		5/07/15	2,132,214	-
Chilean Peso	MSCO	Buy	101,000,000	172,384		5/11/15	-	(8,909)
Japanese Yen	CITI	Sell	618,846,000	6,110,732		5/12/15	886,760	-
Euro	GSCO	Sell	11,495,000	15,838,317		5/13/15	1,514,023	-
Euro	SCNY	Sell	3,160,000	4,346,817		5/13/15	409,038	-
Japanese Yen	GSCO	Sell	827,501,000	8,151,916		5/13/15	1,166,512	-
Japanese Yen	SCNY	Sell	618,542,000	6,098,817		5/13/15	877,354	-
Euro	GSCO	Sell	7,665,000	10,558,078		5/14/15	1,006,389	-
Japanese Yen	CITI	Sell	618,542,000	6,085,077		5/14/15	863,556	-
Singapore Dollar	DBAB	Buy	4,645,000	3,725,986		5/14/15	-	(163,703)
Euro	BZWS	Sell	8,514,000	11,687,338		5/18/15	1,077,308	-
Japanese Yen	BOFA	Sell	1,434,111,250	14,125,000		5/18/15	2,018,183	-
Japanese Yen	BOFA	Sell	1,430,815,375	14,135,000		5/19/15	2,055,872	-
Japanese Yen	BZWS	Sell	1,434,702,500	14,135,000		5/19/15	2,023,057	-
Japanese Yen	CITI	Sell	1,433,004,900	14,135,000		5/19/15	2,037,388	-
Japanese Yen	HSBK	Sell	1,435,854,500	14,135,000		5/19/15	2,013,331	-
Singapore Dollar	DBAB	Buy	11,300,200	9,044,863		5/19/15	-	(378,689)
Euro	JPHQ	Sell	18,445,006	23,150,235		5/20/15	163,925	-
Japanese Yen	JPHQ	Sell	88,344,000	752,921		5/20/15	7,101	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Euro	DBAB	Sell	7,368,000	9,252,734		5/21/15	70,596	-
Euro	GSCO	Sell	15,810,277	21,704,506		5/21/15	2,001,446	-
Euro	BZWS	Sell	6,311,000	8,653,170		5/22/15	788,217	-
Malaysian Ringgit	HSBK	Buy	1,935,400	589,181		5/22/15	-	(24,277)
Euro	JPHQ	Sell	3,472,968	4,747,617		5/26/15	419,353	-
Mexican Peso	HSBK	Buy	26,270,786	1,975,841		5/26/15	-	(109,597)
Malaysian Ringgit	JPHQ	Buy	56,087,070	17,122,948		5/27/15	-	(757,673)
Polish Zloty	MSCO	Buy	9,266,000	2,171,040	EUR	5/27/15	29,257	-
Singapore Dollar	BZWS	Buy	7,817,000	6,250,425		5/27/15	-	(255,563)
Malaysian Ringgit	HSBK	Buy	7,970,400	2,428,889		5/28/15	-	(103,403)
Malaysian Ringgit	JPHQ	Buy	29,870,790	8,795,875		5/28/15	-	(80,616)
Singapore Dollar	DBAB	Buy	6,586,000	5,075,328		5/28/15	-	(24,517)
Malaysian Ringgit	BOFA	Buy	9,317,000	2,835,190		5/29/15	-	(116,981)
Malaysian Ringgit	HSBK	Buy	15,000,000	4,562,738		5/29/15	-	(186,530)
Malaysian Ringgit	JPHQ	Buy	14,805,600	4,504,975		5/29/15	-	(185,483)
Mexican Peso	HSBK	Buy	23,487,206	1,775,406		5/29/15	-	(107,227)
Singapore Dollar	DBAB	Buy	6,586,000	5,246,764		5/29/15	-	(195,948)
South Korean Won	JPHQ	Buy	23,492,350,000	22,606,187		5/29/15	-	(1,629,152)
Euro	GSCO	Sell	52,151,000	70,961,083		6/01/15	5,962,140	-
Japanese Yen	GSCO	Sell	8,236,852,000	81,152,850		6/01/15	11,604,900	-
Malaysian Ringgit	DBAB	Buy	2,524,000	767,570		6/02/15	-	(31,383)
Japanese Yen	DBAB	Sell	6,912,259,000	68,126,579		6/03/15	9,761,099	-
Chilean Peso	BZWS	Buy	329,100,000	579,096		6/04/15	-	(47,589)
Japanese Yen	JPHQ	Sell	2,962,582,246	29,025,574		6/04/15	4,009,856	-
Chilean Peso	MSCO	Buy	222,700,000	390,188		6/05/15	-	(30,551)
Euro	BZWS	Sell	2,397,130	3,264,771		6/05/15	276,935	-
Euro	DBAB	Sell	7,466,000	10,181,608		6/08/15	875,471	-
Malaysian Ringgit	DBAB	Buy	1,294,000	391,587		6/08/15	-	(14,301)
Mexican Peso	CITI	Buy	162,809,640	12,224,965		6/08/15	-	(668,754)
Polish Zloty	DBAB	Buy	4,100,000	968,169	EUR	6/08/15	2,958	-
Euro	GSCO	Sell	7,506,700	10,238,013		6/09/15	881,028	-
Japanese Yen	CITI	Sell	2,026,500,000	19,841,969		6/09/15	2,729,147	-
Japanese Yen	HSBK	Sell	3,034,900,000	29,712,266		6/09/15	4,083,989	-
Mexican Peso	CITI	Buy	162,627,000	12,262,168		6/09/15	-	(719,654)
Singapore Dollar	DBAB	Buy	9,810,000	7,807,091		6/09/15	-	(283,713)
Singapore Dollar	GSCO	Buy	5,725,000	4,559,573		6/09/15	-	(169,019)
Japanese Yen	BZWS	Sell	3,257,620,000	31,903,827		6/10/15	4,394,374	-
Japanese Yen	CITI	Sell	4,387,300,000	42,902,544		6/10/15	5,853,342	-
Japanese Yen	HSBK	Sell	3,469,350,000	33,990,075		6/10/15	4,692,637	-
Japanese Yen	DBAB	Sell	1,148,800,000	11,247,308		6/11/15	1,545,951	-
Japanese Yen	JPHQ	Sell	3,214,350,000	31,463,264		6/11/15	4,318,805	-
Polish Zloty	CITI	Buy	281,000	67,167	EUR	6/11/15	-	(820)
Euro	GSCO	Sell	8,776,716	11,907,371		6/12/15	966,923	-
Mexican Peso	CITI	Buy	330,714,570	24,731,870		6/12/15	-	(1,263,752)
Polish Zloty	DBAB	Buy	1,438,000	343,313	EUR	6/12/15	-	(3,702)
Mexican Peso	CITI	Buy	142,131,300	10,640,960		6/15/15	-	(556,982)
Polish Zloty	DBAB	Buy	26,678,682	6,343,006	EUR	6/15/15	-	(36,808)
Japanese Yen	CITI	Sell	38,352,000	376,991		6/17/15	53,087	-
Japanese Yen	JPHQ	Sell	1,355,500,000	13,325,731		6/17/15	1,877,813	-
Malaysian Ringgit	DBAB	Buy	22,000,000	6,685,914		6/18/15	-	(275,436)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Chilean Peso	DBAB	Buy	1,500,450,000	2,593,915	6/19/15	-	(173,702)
Japanese Yen	DBAB	Sell	7,443,020,000	73,092,605	6/22/15	10,227,642	-
Mexican Peso	CITI	Buy	127,922,000	9,554,975	6/22/15	-	(483,158)
Malaysian Ringgit	DBAB	Buy	18,932,200	5,760,947	6/23/15	-	(246,090)
South Korean Won	DBAB	Buy	3,290,000,000	3,177,516	6/29/15	-	(240,913)
Japanese Yen	BZWS	Sell	260,566,000	2,571,523	6/30/15	370,477	-
Japanese Yen	MSCO	Sell	1,074,900,000	10,636,361	7/01/15	1,556,357	-
Philippine Peso	JPHQ	Buy	17,244,000	394,203	7/01/15	-	(13,368)
Euro	DBAB	Sell	2,420,000	3,311,383	7/02/15	294,028	-
Philippine Peso	DBAB	Buy	73,175,950	1,672,976	7/03/15	-	(56,990)
Philippine Peso	HSBK	Buy	90,000,000	2,056,673	7/07/15	-	(69,425)
Philippine Peso	DBAB	Buy	48,983,060	1,119,869	7/08/15	-	(38,334)
Euro	DBAB	Sell	584,893	796,916	7/09/15	67,585	-
Chilean Peso	DBAB	Buy	214,571,000	376,606	7/10/15	-	(31,116)
Euro	JPHQ	Sell	11,697,590	15,939,488	7/10/15	1,353,001	-
Japanese Yen	SCNY	Sell	125,000,000	1,235,239	7/10/15	179,184	-
Mexican Peso	CITI	Buy	219,912,850	16,518,655	7/10/15	-	(940,951)
Euro	DBAB	Sell	29,588,000	40,390,579	7/13/15	3,493,999	-
Euro	DBAB	Sell	477,490	651,391	7/14/15	55,949	-
Singapore Dollar	HSBK	Buy	10,093,000	8,123,270	7/14/15	-	(382,626)
Euro	DBAB	Sell	31,920,000	43,516,536	7/15/15	3,710,935	-
Euro	BZWS	Sell	18,964,000	25,902,169	7/16/15	2,252,958	-
Euro	GSCO	Sell	6,019,000	8,218,102	7/16/15	712,059	-
Euro	MSCO	Sell	6,498,000	8,872,109	7/16/15	768,725	-
Euro	DBAB	Sell	3,359,340	4,579,452	7/17/15	390,108	-
Euro	BZWS	Sell	16,108,531	21,838,819	7/20/15	1,749,544	-
Euro	DBAB	Sell	10,554,660	14,310,008	7/20/15	1,147,078	-
Euro	GSCO	Sell	6,019,000	8,164,292	7/20/15	657,875	-
Euro	DBAB	Sell	10,079,000	13,665,612	7/21/15	1,095,731	-
Euro	DBAB	Sell	7,557,080	10,246,645	7/22/15	821,823	-
Euro	MSCO	Sell	7,066,000	9,565,527	7/22/15	753,156	-
Malaysian Ringgit	DBAB	Buy	1,338,600	411,560	7/22/15	-	(22,332)
Euro	DBAB	Sell	16,129,471	21,850,271	7/23/15	1,734,132	-
Japanese Yen	MSCO	Sell	5,282,022,900	52,320,049	7/23/15	7,686,523	-
Japanese Yen	CITI	Sell	2,765,977,000	27,369,110	7/24/15	3,996,028	-
Japanese Yen	JPHQ	Sell	4,261,000,000	42,140,137	7/24/15	6,133,799	-
Euro	DBAB	Sell	15,302,395	20,636,197	7/27/15	1,550,610	-
Euro	GSCO	Sell	11,883,000	16,031,949	7/27/15	1,211,129	-
Japanese Yen	JPHQ	Sell	1,484,000,000	14,684,346	7/27/15	2,143,673	-
Chilean Peso	MSCO	Buy	360,495,000	620,223	7/28/15	-	(40,651)
Euro	BZWS	Sell	1,066,000	1,437,959	7/28/15	108,397	-
Euro	CITI	Sell	3,469,716	4,680,404	7/28/15	352,820	-
Euro	GSCO	Sell	2,285,000	3,083,653	7/28/15	233,700	-
Euro	BZWS	Sell	20,616,550	27,756,062	7/29/15	2,041,866	-
Euro	DBAB	Sell	10,310,667	13,889,912	7/29/15	1,029,831	-
Japanese Yen	BZWS	Sell	209,770,000	2,067,667	7/29/15	294,934	-
Chilean Peso	JPHQ	Buy	440,000,000	756,144	7/30/15	-	(48,870)
Chilean Peso	DBAB	Buy	617,450,000	1,061,732	7/31/15	-	(69,301)
Chilean Peso	JPHQ	Buy	638,000,000	1,096,408	7/31/15	-	(70,948)
Euro	JPHQ	Sell	2,285,000	3,072,091	7/31/15	222,031	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Malaysian Ringgit	HSBK	Buy	12,000,000	3,694,354		7/31/15	-	(207,026)
Euro	DBAB	Sell	4,639,000	6,222,755		8/03/15	436,356	-
Mexican Peso	JPHQ	Buy	138,330,710	10,310,107		8/03/15	-	(526,236)
Chilean Peso	DBAB	Buy	263,440,000	446,811		8/04/15	-	(23,525)
Euro	BZWS	Sell	47,788,588	64,100,506		8/04/15	4,491,268	-
Euro	HSBK	Sell	2,285,000	3,066,527		8/04/15	216,326	-
Mexican Peso	CITI	Buy	68,871,000	5,085,358		8/04/15	-	(214,550)
Chilean Peso	JPHQ	Buy	172,600,000	292,493		8/05/15	-	(15,188)
Euro	BZWS	Sell	1,141,000	1,533,818		8/05/15	110,570	-
Euro	MSCO	Sell	17,547,509	23,582,975		8/05/15	1,694,765	-
Japanese Yen	CITI	Sell	2,741,651,200	26,793,562		8/05/15	3,621,876	-
Chilean Peso	DBAB	Buy	180,800,000	306,103		8/06/15	-	(15,649)
Euro	GSCO	Sell	13,891,708	18,677,124		8/06/15	1,348,829	-
Malaysian Ringgit	HSBK	Buy	24,550,000	7,511,321		8/06/15	-	(379,476)
Mexican Peso	MSCO	Buy	263,249,180	19,465,334		8/06/15	-	(849,752)
Polish Zloty	DBAB	Buy	61,736,080	14,485,237	EUR	8/06/15	116,125	-
Japanese Yen	MSCO	Sell	460,900,000	4,504,496		8/07/15	608,978	-
Mexican Peso	CITI	Buy	47,042,000	3,459,479		8/07/15	-	(133,130)
Mexican Peso	MSCO	Buy	131,396,890	9,670,994		8/07/15	-	(379,893)
Singapore Dollar	DBAB	Buy	5,045,000	4,052,860		8/07/15	-	(183,609)
Euro	CITI	Sell	303,457	406,025		8/10/15	27,479	-
Chilean Peso	BZWS	Buy	265,850,000	448,049		8/11/15	-	(21,141)
Euro	DBAB	Sell	2,391,000	3,203,832		8/11/15	221,152	-
Japanese Yen	CITI	Sell	32,863,000	322,582		8/11/15	44,808	-
Malaysian Ringgit	HSBK	Buy	8,350,000	2,549,540		8/11/15	-	(124,591)
Mexican Peso	MSCO	Buy	65,393,000	4,814,519		8/11/15	-	(191,737)
Singapore Dollar	HSBK	Buy	9,308,900	7,458,576		8/11/15	-	(319,113)
Chilean Peso	DBAB	Buy	100,600,000	169,990		8/12/15	-	(8,458)
Malaysian Ringgit	JPHQ	Buy	5,674,000	1,728,034		8/12/15	-	(80,332)
South Korean Won	HSBK	Buy	2,467,000,000	238,435,814	JPY	8/12/15	185,391	-
Chilean Peso	JPHQ	Buy	315,000,000	532,995		8/13/15	-	(27,246)
Euro	MSCO	Sell	6,632,830	8,284,139		8/14/15	9,629	-
Euro	DBAB	Sell	291,630	390,764		8/17/15	26,939	-
Euro	MSCO	Sell	6,632,824	8,904,731		8/17/15	629,921	-
Mexican Peso	MSCO	Buy	6,013,000	448,009		8/17/15	-	(23,098)
Chilean Peso	MSCO	Buy	113,010,000	190,429		8/18/15	-	(9,061)
Euro	BZWS	Sell	9,579,000	12,855,162		8/18/15	904,686	-
Euro	JPHQ	Sell	17,614,000	23,619,669		8/18/15	1,644,966	-
Japanese Yen	DBAB	Sell	36,644,000	359,295		8/18/15	49,530	-
Polish Zloty	DBAB	Buy	11,975,000	2,809,714	EUR	8/19/15	20,630	-
Chilean Peso	JPHQ	Buy	145,350,000	245,006		8/20/15	-	(11,776)
Euro	DBAB	Sell	7,514,583	10,079,498		8/20/15	704,294	-
Euro	JPHQ	Sell	10,643,000	14,281,576		8/20/15	1,003,354	-
Japanese Yen	HSBK	Sell	97,747,000	956,429		8/20/15	130,112	-
Japanese Yen	JPHQ	Sell	49,654,000	486,084		8/20/15	66,328	-
Euro	DBAB	Sell	20,023,770	26,697,693		8/21/15	1,715,699	-
Japanese Yen	BZWS	Sell	16,448,000	159,862		8/24/15	20,808	-
Mexican Peso	HSBK	Buy	26,875,955	2,006,717		8/24/15	-	(108,356)
Polish Zloty	DBAB	Buy	15,735,929	3,682,728	EUR	8/24/15	37,903	-
Japanese Yen	DBAB	Sell	16,255,000	157,193		8/25/15	19,769	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Japanese Yen	HSBK	Sell	32,622,000	315,646		8/25/15	39,851	-
Euro	BZWS	Sell	3,101,513	4,126,951		8/26/15	257,194	-
Euro	GSCO	Sell	8,745,205	11,636,370		8/26/15	724,979	-
Japanese Yen	BZWS	Sell	65,296,000	632,309		8/26/15	80,268	-
Japanese Yen	JPHQ	Sell	32,793,000	317,334		8/26/15	40,088	-
Chilean Peso	DBAB	Buy	73,590,000	122,793		8/27/15	-	(4,778)
Japanese Yen	DBAB	Sell	66,294,000	639,962		8/27/15	79,473	-
Japanese Yen	HSBK	Sell	81,408,000	785,928		8/27/15	97,656	-
Japanese Yen	JPHQ	Sell	158,882,000	1,535,782		8/27/15	192,498	-
Mexican Peso	HSBK	Buy	26,959,184	2,005,519		8/27/15	-	(101,635)
Polish Zloty	DBAB	Buy	37,383,002	8,768,149	EUR	8/27/15	64,641	-
South Korean Won	JPHQ	Buy	27,147,200,000	26,279,961		8/27/15	-	(2,066,631)
Chilean Peso	JPHQ	Buy	237,800,000	396,862		8/28/15	-	(15,535)
Mexican Peso	CITI	Buy	37,742,600	2,811,367		8/28/15	-	(146,113)
Philippine Peso	JPHQ	Buy	91,000,000	2,069,828		8/28/15	-	(64,046)
Euro	DBAB	Sell	5,908,531	7,814,741		8/31/15	442,054	-
Japanese Yen	JPHQ	Sell	634,291,000	6,132,118		8/31/15	769,006	-
Mexican Peso	HSBK	Buy	18,052,900	1,342,972		9/04/15	-	(68,690)
Chilean Peso	DBAB	Buy	39,500,000	65,225		9/08/15	-	(1,938)
Euro	DBAB	Sell	8,776,717	11,578,421		9/08/15	625,340	-
Polish Zloty	DBAB	Buy	8,360,000	1,960,141	EUR	9/08/15	14,132	-
Euro	DBAB	Sell	8,670,000	11,216,379		9/11/15	395,937	-
Polish Zloty	DBAB	Buy	12,599,020	2,943,352	EUR	9/14/15	33,755	-
Japanese Yen	BZWS	Sell	240,903,916	2,259,590		9/18/15	221,934	-
Malaysian Ringgit	DBAB	Buy	41,150,164	12,542,340		9/18/15	-	(619,606)
Euro	BZWS	Sell	341,006	443,777		9/21/15	18,119	-
Singapore Dollar	HSBK	Buy	9,257,000	7,335,182		9/21/15	-	(235,439)
Euro	DBAB	Sell	8,113,820	10,478,593		9/23/15	350,256	-
Hungarian Forint	JPHQ	Buy	2,646,283,000	8,410,778	EUR	9/23/15	155,004	-
Malaysian Ringgit	HSBK	Buy	7,500,000	2,272,934		9/24/15	-	(100,700)
Hungarian Forint	JPHQ	Buy	2,118,389,000	6,725,685	EUR	9/25/15	132,418	-
Euro	CITI	Sell	1,573,442	2,029,268		9/28/15	65,005	-
Euro	DBAB	Sell	3,032,100	3,904,829		9/28/15	119,597	-
Malaysian Ringgit	DBAB	Buy	10,571,500	3,189,759		9/28/15	-	(128,670)
Malaysian Ringgit	HSBK	Buy	10,963,000	3,307,987		9/28/15	-	(133,535)
Japanese Yen	JPHQ	Sell	241,286,602	2,220,994		9/29/15	179,646	-
Japanese Yen	JPHQ	Sell	14,763,000	136,011		9/30/15	11,110	-
Mexican Peso	HSBK	Buy	29,828,560	2,159,456		9/30/15	-	(57,359)
South Korean Won	HSBK	Buy	3,301,000,000	3,139,026		9/30/15	-	(196,004)
Euro	DBAB	Sell	770,715	983,139		10/01/15	20,941	-
Malaysian Ringgit	DBAB	Buy	19,420,800	5,803,317		10/05/15	-	(182,218)
Euro	JPHQ	Sell	1,950,000	2,471,372		10/07/15	36,653	-
Japanese Yen	JPHQ	Sell	12,075,500,000	111,474,729		10/07/15	9,296,195	-
Euro	DBAB	Sell	32,410,000	41,113,706		10/09/15	646,084	-
Euro	GSCO	Sell	645,000	817,118		10/09/15	11,761	-
Japanese Yen	HSBK	Sell	6,005,600,000	55,737,720		10/09/15	4,918,431	-
Japanese Yen	BZWS	Sell	3,040,800,000	28,240,213		10/13/15	2,506,922	-
Japanese Yen	DBAB	Sell	2,999,000,000	27,869,157		10/13/15	2,489,606	-
Euro	BZWS	Sell	101,055,000	129,082,604		10/14/15	2,893,265	-
Euro	JPHQ	Sell	189,549,000	242,185,471		10/14/15	5,491,957	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Mexican Peso	DBAB	Buy	814,798,000	59,578,678		10/14/15	-	(2,207,358)
South Korean Won	JPHQ	Buy	22,871,824,720	21,154,111		10/14/15	-	(766,131)
Euro	DBAB	Sell	10,678,448	13,551,484		10/15/15	216,877	-
Euro	BZWS	Sell	70,159,000	89,487,805		10/16/15	1,875,978	-
Japanese Yen	JPHQ	Sell	1,812,355,000	17,146,702		10/19/15	1,807,469	-
Euro	DBAB	Sell	4,903,000	6,274,761		10/20/15	151,677	-
Euro	HSBK	Sell	512,000	655,565		10/20/15	16,156	-
Japanese Yen	JPHQ	Sell	3,423,100,000	32,377,394		10/20/15	3,404,705	-
Malaysian Ringgit	JPHQ	Buy	7,017,150	2,096,737		10/20/15	-	(67,569)
Euro	DBAB	Sell	13,110,000	16,851,594		10/21/15	478,971	-
Japanese Yen	BZWS	Sell	1,015,610,000	9,544,310		10/22/15	947,965	-
Malaysian Ringgit	HSBK	Buy	1,407,000	420,791		10/23/15	-	(14,000)
Euro	DBAB	Sell	8,888,599	11,282,743		10/26/15	181,155	-
Malaysian Ringgit	DBAB	Buy	968,000	290,490		10/26/15	-	(10,673)
Malaysian Ringgit	HSBK	Buy	645,008	193,580		10/26/15	-	(7,129)
Singapore Dollar	BZWS	Buy	84,375,966	66,438,291		10/26/15	-	(1,725,352)
Singapore Dollar	CITI	Buy	47,913,020	37,726,342		10/26/15	-	(979,001)
Singapore Dollar	DBAB	Buy	21,298,765	16,766,720		10/26/15	-	(431,433)
Euro	BZWS	Sell	10,045,933	12,758,034		10/27/15	210,762	-
Euro	DBAB	Sell	2,310,730	2,939,480		10/28/15	53,352	-
Euro	GSCO	Sell	4,280,000	5,444,160		10/29/15	98,304	-
Euro	DBAB	Sell	6,331,805	8,085,399		10/30/15	176,640	-
Malaysian Ringgit	JPHQ	Buy	1,774,000	531,217		10/30/15	-	(18,537)
Polish Zloty	BZWS	Buy	622,000	145,070	EUR	10/30/15	1,630	-
Euro	DBAB	Sell	739,956	937,154		11/03/15	12,849	-
Mexican Peso	CITI	Buy	30,255,700	2,199,215		11/03/15	-	(71,486)
Euro	UBSW	Sell	234,000	294,197		11/04/15	1,894	-
Euro	DBAB	Sell	519,000	650,945		11/05/15	2,622	-
Japanese Yen	BOFA	Sell	619,900,000	5,456,866		11/05/15	208,405	-
Japanese Yen	SCNY	Sell	1,239,900,000	10,949,698		11/05/15	451,928	-
Euro	BZWS	Sell	2,833,959	3,560,133		11/06/15	19,955	-
Japanese Yen	BZWS	Sell	619,000,000	5,488,075		11/06/15	247,127	-
Euro	CITI	Sell	41,479,000	51,936,893		11/09/15	118,792	-
Euro	DBAB	Sell	185,465,000	231,636,512		11/10/15	-	(61,563)
Japanese Yen	CITI	Sell	207,713,767	1,822,011		11/10/15	63,197	-
Euro	DBAB	Sell	7,100,000	8,846,636		11/12/15	-	(23,562)
Euro	JPHQ	Sell	8,837,922	11,074,358		11/12/15	32,933	-
Euro	MSCO	Sell	5,828,000	7,286,249		11/12/15	5,191	-
Euro	UBSW	Sell	7,424,000	9,254,109		11/12/15	-	(20,870)
Japanese Yen	CITI	Sell	5,768,696,400	50,483,842		11/12/15	1,635,497	-
Japanese Yen	HSBK	Sell	85,634,000	750,665		11/12/15	25,531	-
Japanese Yen	JPHQ	Sell	2,417,114,000	21,237,778		11/12/15	770,066	-
Mexican Peso	CITI	Buy	21,221,000	1,529,607		11/12/15	-	(38,070)
Uruguayan Peso	CITI	Buy	53,300,000	2,040,582		11/12/15	-	(10,149)
Euro	BZWS	Sell	11,708,000	14,613,809		11/13/15	-	(13,517)
Euro	BZWS	Sell	31,079,000	38,896,301		11/16/15	65,980	-
Euro	DBAB	Sell	20,232,106	25,319,469		11/16/15	41,334	-
Euro	MSCO	Sell	7,513,000	9,401,355		11/16/15	14,560	-
Japanese Yen	DBAB	Sell	2,783,555,000	24,269,192		11/16/15	696,603	-
Japanese Yen	MSCO	Sell	13,000,000	113,364		11/16/15	3,273	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Japanese Yen	SCNY	Sell	206,868,600	1,806,997	11/16/15	55,126	-
Euro	DBAB	Sell	3,180,000	3,967,047	11/18/15	516	(6,716)
Japanese Yen	DBAB	Sell	98,350,000	847,991	11/18/15	15,078	-
Malaysian Ringgit	JPHQ	Buy	35,805,300	10,451,356	11/18/15	-	(115,690)
Euro	DBAB	Sell	10,910,999	13,643,417	11/19/15	10,456	-
Japanese Yen	CITI	Sell	121,737,000	1,051,224	11/19/15	20,229	-
Malaysian Ringgit	DBAB	Buy	3,178,320	929,986	11/19/15	-	(12,578)
Brazilian Real	HSBK	Buy	91,050,000	31,900,357	11/20/15	84,412	-
Euro	BZWS	Sell	5,638,000	7,084,257	11/20/15	39,630	-
Euro	DBAB	Sell	7,279,000	9,136,310	11/20/15	41,270	-
Japanese Yen	CITI	Sell	136,747,000	1,179,871	11/20/15	21,733	-
Malaysian Ringgit	HSBK	Buy	8,066,000	2,353,731	11/20/15	-	(25,659)
Uruguayan Peso	CITI	Buy	53,200,000	2,028,212	11/20/15	-	(6,039)
Euro	MSCO	Sell	6,942,000	8,731,301	11/23/15	56,905	-
Japanese Yen	HSBK	Sell	25,664,000	219,538	11/24/15	2,167	-
Euro	MSCO	Sell	12,100,000	15,084,707	11/25/15	-	(35,390)
Euro	DBAB	Sell	7,361,600	9,177,191	11/30/15	-	(22,593)
Mexican Peso	CITI	Buy	47,447,900	3,401,527	11/30/15	-	(70,305)
Uruguayan Peso	CITI	Buy	79,460,000	3,089,425	12/01/15	-	(78,183)
Unrealized appreciation (depreciation)						486,974,430	(51,357,757)
Net unrealized appreciation (depreciation)						$435,616,673

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.
* In U.S. dollars unless otherwise indicated.

	Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)

At November 30, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

	Interest Rate Swap Contracts
		Counterparty /	Expiration	Notional	Unrealized	Unrealized
	Description	Exchange	Date	Amount	Appreciation	Depreciation
	Centrally Cleared Swaps
	Receive Floating rate 3-month USD BBA LIBOR	LCH	10/17/17	$453,990,000	$1,218,675	$-
	Pay Fixed rate 0.926%
	Receive Floating rate 3-month USD BBA LIBOR	CME	10/04/23	103,460,000	-	(5,060,470)
	Pay Fixed rate 2.775%
	Receive Floating rate 3-month USD BBA LIBOR	CME	10/04/23	103,460,000	-	(5,234,007)
	Pay Fixed rate 2.795%
	Receive Floating rate 3-month USD BBA LIBOR	CME	10/07/23	103,460,000	-	(4,960,312)
	Pay Fixed rate 2.765%
	Receive Floating rate 3-month USD BBA LIBOR	LCH	7/07/24	212,200,000	-	(10,321,949)
	Pay Fixed rate 2.731%
	Receive Floating rate 3-month USD BBA LIBOR	CME	10/04/43	50,300,000	-	(8,206,740)
	Pay Fixed rate 3.668%
	Receive Floating rate 3-month USD BBA LIBOR	CME	10/04/43	50,300,000	-	(8,400,395)
	Pay Fixed rate 3.687%
	Receive Floating rate 3-month USD BBA LIBOR	CME	10/07/43	50,300,000	-	(8,275,684)
	Pay Fixed rate 3.675%

Centrally Cleared Swaps unrealized appreciation (depreciation)					1,218,675	(50,459,557)
	OTC Swaps
	Receive Floating rate 3-month USD BBA LIBOR	JPHQ	6/14/16	$50,330,000	$-	$(1,418,085)
	Pay Fixed rate 1.812%
	Receive Floating rate 3-month USD BBA LIBOR	DBAB	3/28/21	10,830,000	-	(1,124,085)
	Pay Fixed rate 3.523%
	Receive Floating rate 3-month USD BBA LIBOR	CITI	4/21/21	29,610,000	-	(2,866,894)
	Pay Fixed rate 3.440%
	Receive Floating rate 3-month USD BBA LIBOR	JPHQ	5/04/21	24,190,000	-	(2,244,144)
	Pay Fixed rate 3.391%
	Receive Floating rate 3-month USD BBA LIBOR	JPHQ	6/14/21	11,000,000	-	(930,380)
	Pay Fixed rate 3.076%
	Receive Floating rate 3-month USD BBA LIBOR	CITI	2/25/41	4,680,000	-	(1,384,805)
	Pay Fixed rate 4.347%
	Receive Floating rate 3-month USD BBA LIBOR	JPHQ	2/25/41	4,680,000	-	(1,387,242)
	Pay Fixed rate 4.349%
	Receive Floating rate 3-month USD BBA LIBOR	JPHQ	2/28/41	3,510,000	-	(1,025,366)
	Pay Fixed rate 4.320%
	Receive Floating rate 3-month USD BBA LIBOR	JPHQ	3/01/41	1,170,000	-	(333,853)
	Pay Fixed rate 4.299%
	OTC Swaps unrealized appreciation (depreciation)				-	(12,714,854)
	Total Interest Rate Swaps unrealized appreciation (depreciation)				1,218,675	(63,174,411)
	Net unrealized appreciation (depreciation)					$(61,955,736)

	ABBREVIATIONS

	Counterparty/Exchange

BOFA	Bank of America Corp.
BZWS	Barclays Bank PLC

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
CITI Citibank N.A.
CME Chicago Mercantile Exchange
DBAB Deutsche Bank AG
GSCO The Goldman Sachs Group, Inc.
HSBK HSBC Bank PLC
JPHQ JPMorgan Chase Bank N.A.
LCH London Clearing House
MSCO Morgan Stanley and Co. Inc.
SCNY Standard Chartered Bank
UBSW UBS AG

Currency

BRL Brazilian Real
CAD Canadian Dollar
DEM Deutsche Mark
EUR Euro
GBP British Pound
GHS Ghanaian Cedi
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
LKR Sri Lankan Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
PLN Polish Zloty
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
UAH Ukraine Hryvnia
UYU Uruguayan Peso

Selected Portfolio

FRN - Floating Rate Note
PIK - Payment-In-Kind

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited)

Templeton International Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 62.7%
Brazil 6.9%
Letra Tesouro Nacional, Strip,
10/01/15	2,820	[a]	BRL	$997,179
1/01/16	9,400	[a]	BRL	3,225,594
7/01/16	850	[a]	BRL	275,442
10/01/16	2,690	[a]	BRL	846,594
1/01/17	9,060	[a]	BRL	2,778,053
1/01/18	6,330	[a]	BRL	1,740,747
Nota Do Tesouro Nacional,
10.00%, 1/01/21	1,790	[a]	BRL	645,747
10.00%, 1/01/23	5,700	[a]	BRL	2,027,746
[b] Index Linked, 6.00%, 5/15/17	9	[a]	BRL	8,917
[b] Index Linked, 6.00%, 5/15/19	4,865	[a]	BRL	4,793,288
[b] Index Linked, 6.00%, 8/15/20	310	[a]	BRL	306,343
[b] Index Linked, 6.00%, 8/15/22	6,599	[a]	BRL	6,550,806
[b] Index Linked, 6.00%, 5/15/23	7,171	[a]	BRL	7,109,907
[b] Index Linked, 6.00%, 8/15/24	580	[a]	BRL	576,486
senior note, 10.00%, 1/01/19	4,660	[a]	BRL	1,713,194
				33,596,043
Hungary 4.6%
Government of Hungary,
7.75%, 8/24/15	49,340,000		HUF	209,349
5.50%, 12/22/16	78,300,000		HUF	341,333
4.125%, 2/19/18	260,000			271,080
4.00%, 4/25/18	141,200,000		HUF	599,874
6.00%, 1/11/19	400,000		EUR	578,917
6.50%, 6/24/19	328,200,000		HUF	1,544,008
7.50%, 11/12/20	131,850,000		HUF	664,602
5.375%, 2/21/23	480,000			525,360
A, 6.75%, 11/24/17	992,350,000		HUF	4,539,737
A, 5.50%, 12/20/18	139,940,000		HUF	629,298
A, 7.00%, 6/24/22	129,800,000		HUF	654,678
A, 6.00%, 11/24/23	174,310,000		HUF	849,480
B, 6.75%, 2/24/17	347,840,000		HUF	1,559,004
B, 5.50%, 6/24/25	247,490,000		HUF	1,178,993
senior note, 6.25%, 1/29/20	2,474,000			2,804,143
senior note, 6.375%, 3/29/21	3,392,000			3,915,504
[c] senior note, Reg S, 3.50%, 7/18/16	25,000		EUR	32,439
[c] senior note, Reg S, 4.375%, 7/04/17	630,000		EUR	844,268
[c] senior note, Reg S, 5.75%, 6/11/18	555,000		EUR	788,942
[c] senior note, Reg S, 3.875%, 2/24/20	55,000		EUR	74,575
				22,605,584
Iceland 0.2%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	900,000			1,015,479

India 2.1%
Government of India,
senior bond, 7.80%, 5/03/20	103,000,000		INR	1,626,493
senior bond, 8.28%, 9/21/27	31,100,000		INR	502,937
senior bond, 8.60%, 6/02/28	106,800,000		INR	1,781,067
senior note, 7.28%, 6/03/19	4,000,000		INR	62,259
senior note, 8.12%, 12/10/20	77,300,000		INR	1,236,750
senior note, 8.35%, 5/14/22	30,400,000		INR	492,046
senior note, 7.16%, 5/20/23	19,100,000		INR	287,403
senior note, 8.83%, 11/25/23	257,900,000		INR	4,310,756
				10,299,711
Indonesia 0.9%
Government of Indonesia,
FR31, 11.00%, 11/15/20	15,557,000,000		IDR	1,474,262

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
FR34, 12.80%, 6/15/21	8,451,000,000		IDR	871,975
FR35, 12.90%, 6/15/22	1,670,000,000		IDR	176,426
FR40, 11.00%, 9/15/25	1,060,000,000		IDR	105,956
FR42, 10.25%, 7/15/27	5,447,000,000		IDR	522,540
FR43, 10.25%, 7/15/22	95,000,000		IDR	8,879
FR44, 10.00%, 9/15/24	63,000,000		IDR	5,898
FR46, 9.50%, 7/15/23	2,590,000,000		IDR	234,494
FR47, 10.00%, 2/15/28	4,502,000,000		IDR	425,991
FR52, 10.50%, 8/15/30	7,100,000,000		IDR	702,495
senior bond, FR53, 8.25%, 7/15/21	351,000,000		IDR	29,581
				4,558,497
Ireland 4.9%
Government of Ireland,
5.90%, 10/18/19	2,010,000		EUR	3,165,328
4.50%, 4/18/20	1,947,000		EUR	2,927,761
5.00%, 10/18/20	6,522,000		EUR	10,180,890
senior bond, 5.40%, 3/13/25	4,445,580		EUR	7,544,316
				23,818,295
Lithuania 1.3%
Government of Lithuania,
[d] 144A, 6.75%, 1/15/15	870,000			875,777
[d] 144A, 7.375%, 2/11/20	640,000			779,865
[d] 144A, 6.125%, 3/09/21	3,620,000			4,254,459
[c] Reg S, 7.375%, 2/11/20	190,000			231,523
				6,141,624
Malaysia 2.3%
[e]Bank of Negara Monetary Note, 10/15/15	7,230,000		MYR	2,075,080
Government of Malaysia,
4.72%, 9/30/15	4,710,000		MYR	1,407,639
3.197%, 10/15/15	25,835,000		MYR	7,625,239
senior bond, 4.262%, 9/15/16	180,000		MYR	53,886
senior bond, 3.814%, 2/15/17	55,000		MYR	16,348
				11,178,192
Mexico 5.9%
Government of Mexico,
6.00%, 6/18/15	743,550	[f]	MXN	5,426,626
8.00%, 12/17/15	1,193,580	[f]	MXN	9,002,532
6.25%, 6/16/16	64,330	[f]	MXN	481,843
7.25%, 12/15/16	1,650,000	[f]	MXN	12,708,422
[g]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	27,364	[h]	MXN	196,363
5.00%, 6/16/16	69,929	[h]	MXN	539,023
3.50%, 12/14/17	53,336	[h]	MXN	413,534
4.00%, 6/13/19	37,110	[h]	MXN	295,277
				29,063,620
Philippines 0.4%
Government of the Philippines,
senior bond, 7.00%, 1/27/16	14,440,000		PHP	335,574
senior bond, 9.125%, 9/04/16	9,010,000		PHP	219,044
senior note, 1.625%, 4/25/16	61,710,000		PHP	1,363,895
				1,918,513
Poland 7.4%
Government of Poland,
6.25%, 10/24/15	700,000		PLN	216,331
5.00%, 4/25/16	15,790,000		PLN	4,902,622
4.75%, 10/25/16	22,910,000		PLN	7,190,035
4.75%, 4/25/17	2,660,000		PLN	845,826
5.75%, 9/23/22	1,500,000		PLN	559,683
[i] FRN, 2.69%, 1/25/17	12,579,000		PLN	3,744,193
[i] FRN, 2.69%, 1/25/21	10,800,000		PLN	3,185,735
senior note, 6.375%, 7/15/19	440,000			521,206
Strip, 7/25/15	32,596,000		PLN	9,587,449

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

Strip, 1/25/16	18,578,000	PLN	5,413,691
			36,166,771
Portugal 3.1%
Government of Portugal,
[d] 144A, 5.125%, 10/15/24	4,790,000		5,028,087
[c] Reg S, 3.875%, 2/15/30	7,920,000	EUR	10,088,164
[c] senior bond, Reg S, 4.95%, 10/25/23	40,100	EUR	58,320
[c] senior note, Reg S, 5.65%, 2/15/24	101,100	EUR	153,896
			15,328,467
Russia 0.4%
Government of Russia, senior bond,
[d] 144A, 7.50%, 3/31/30	416,580		457,217
[c] Reg S, 7.50%, 3/31/30	1,283,800		1,409,035
			1,866,252
Serbia 0.6%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	520,000		543,283
4.875%, 2/25/20	1,010,000		1,037,533
7.25%, 9/28/21	1,110,000		1,275,018
			2,855,834
Slovenia 2.1%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	1,900,000		2,121,531
5.85%, 5/10/23	7,160,000		8,217,138
			10,338,669
South Korea 12.0%
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	5,921,200,000	KRW	5,328,011
senior bond, 2.80%, 8/02/15	4,796,600,000	KRW	4,331,927
senior bond, 2.81%, 10/02/15	330,000,000	KRW	298,408
senior note, 2.84%, 12/02/14	4,664,080,000	KRW	4,190,172
senior note, 2.74%, 2/02/15	5,392,070,000	KRW	4,850,184
senior note, 2.76%, 6/02/15	3,771,100,000	KRW	3,400,847
senior note, 2.66%, 6/09/15	1,657,050,000	KRW	1,493,657
senior note, 2.90%, 12/02/15	9,814,900,000	KRW	8,895,927
senior note, 2.78%, 2/02/16	951,330,000	KRW	862,183
senior note, 2.80%, 4/02/16	2,616,700,000	KRW	2,374,831
senior note, 2.79%, 6/02/16	8,023,600,000	KRW	7,289,308
senior note, 2.46%, 8/02/16	2,059,000,000	KRW	1,862,706
senior note, 2.22%, 10/02/16	934,900,000	KRW	842,639
Korea Treasury Bond,
senior bond, 4.00%, 3/10/16	168,800,000	KRW	155,408
senior bond, 5.00%, 9/10/16	16,000,000	KRW	15,115
senior note, 3.25%, 12/10/14	544,110,000	KRW	488,939
senior note, 4.50%, 3/10/15	84,400,000	KRW	76,326
senior note, 3.25%, 6/10/15	1,561,600,000	KRW	1,411,881
senior note, 4.00%, 9/10/15	438,800,000	KRW	400,174
senior note, 2.75%, 12/10/15	3,596,700,000	KRW	3,255,267
senior note, 2.75%, 6/10/16	3,950,900,000	KRW	3,588,170
senior note, 3.00%, 12/10/16	3,665,200,000	KRW	3,354,671
			58,766,751
Sri Lanka 0.2%
Government of Sri Lanka,
8.25%, 3/01/17	870,000	LKR	6,822
10.60%, 7/01/19	9,400,000	LKR	80,588
10.60%, 9/15/19	25,800,000	LKR	221,497
A, 11.75%, 3/15/15	200,000	LKR	1,550
A, 6.50%, 7/15/15	4,850,000	LKR	37,099
A, 11.00%, 8/01/15	26,300,000	LKR	206,887
A, 8.50%, 11/01/15	8,120,000	LKR	63,148
A, 6.40%, 8/01/16	3,800,000	LKR	28,912
A, 5.80%, 1/15/17	3,900,000	LKR	29,201

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
A, 8.00%, 11/15/18	13,760,000		LKR	107,714
A, 9.00%, 5/01/21	17,410,000		LKR	139,838
B, 6.40%, 10/01/16	2,200,000		LKR	16,718
B, 8.50%, 7/15/18	6,970,000		LKR	55,256
C, 8.50%, 4/01/18	5,330,000		LKR	42,214
D, 8.50%, 6/01/18	6,960,000		LKR	55,281
				1,092,725
Sweden 3.5%
Government of Sweden, 4.50%, 8/12/15	122,660,000		SEK	16,959,758

Ukraine 3.9%
[d]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	100,000			74,575
7.40%, 4/20/18	200,000			146,000
[d]Government of Ukraine,
144A, 9.25%, 7/24/17	3,680,000			2,926,391
144A, 7.75%, 9/23/20	7,439,000			5,748,413
senior bond, 144A, 6.58%, 11/21/16	1,455,000			1,129,989
senior bond, 144A, 7.80%, 11/28/22	4,430,000			3,309,432
senior note, 144A, 4.95%, 10/13/15	100,000		EUR	104,713
senior note, 144A, 6.25%, 6/17/16	1,100,000			882,090
senior note, 144A, 7.95%, 2/23/21	2,660,000			2,058,840
senior note, 144A, 7.50%, 4/17/23	3,800,000			2,785,989
				19,166,432
Total Foreign Government and Agency Securities (Cost $311,776,044)				306,737,217

Short Term Investments 33.6%
Foreign Government and Agency Securities 18.5%
Canada 3.1%
[e]Canada Treasury Bills,
1/15/15	5,660,000		CAD	4,944,839
12/04/14 - 4/23/15	10,600,000		CAD	9,256,656
Government of Canada, 1.50%, 8/01/15	895,000		CAD	785,561
				14,987,056
Hungary 0.0%†
[e]Hungary Treasury Bill, 9/16/15	5,540,000		HUF	22,194
Malaysia 7.2%
[e]Bank of Negara Monetary Notes, 12/02/14 - 10/27/15	121,180,000		MYR	35,261,428
Mexico 2.5%
[e]Mexico Treasury Bills, 12/11/14 - 10/01/15	17,431,650	[j]	MXN	12,328,838
Philippines 0.2%
[e]Philippine Treasury Bills, 4/08/15 - 11/04/15	45,550,000		PHP	1,003,324
Singapore 4.5%
[e]Monetary Authority of Singapore Treasury Bills,
1/02/15	17,978,000		SGD	13,789,801
1/09/15 - 2/23/15	10,615,000		SGD	8,139,511
				21,929,312
South Korea 0.8%
Korea Monetary Stabilization Bond,
[e] 1/13/15	2,692,700,000		KRW	2,413,686
senior note, 2.13%, 10/08/15	1,869,900,000		KRW	1,681,519
				4,095,205
Sweden 0.2%
[e]Sweden Treasury Bills, 1/21/15 - 3/18/15	6,770,000		SEK	907,846

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Total Foreign Government and Agency Securities (Cost $93,462,903)		90,535,203
Total Investments before Money Market Funds (Cost $405,238,947)		397,272,420
	Shares
Money Market Funds (Cost $73,812,234) 15.1%
United States 15.1%
[k,l]Institutional Fiduciary Trust Money Market Portfolio	73,812,234	73,812,234
Total Investments (Cost $479,051,181) 96.3%		471,084,654
Other Assets, less Liabilities 3.7%		17,911,176
Net Assets 100.0%		$488,995,830

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2014, the aggregate value of these securities was $13,681,162, representing 2.80% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees.
November 30, 2014, the aggregate value of these securities was $44,771,819, representing 9.16% of net assets.
e The Security is traded on a discount basis with no stated coupon rate.
f Principal amount is stated in 100 Mexican Peso Units.
g Principal amount of security is adjusted for inflation.
h Principal amount is stated in 100 Unidad de Inversion Units.
i The coupon rate shown represents the rate at period end.
j Principal amount is stated in 10 Mexican Peso Units.
k Non-income producing.
l Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At November 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
Chilean Peso	DBAB	Buy	14,200,000	24,908		12/01/14	$-	$(1,572)
Chilean Peso	DBAB	Sell	14,200,000	23,726		12/01/14	390	-
Indian Rupee	HSBK	Buy	14,493,250	234,771		12/03/14	-	(1,972)
Chilean Peso	DBAB	Buy	19,120,000	34,707		12/04/14	-	(3,296)
Euro	CITI	Sell	2,756,000	3,734,242		12/04/14	304,289	-
Swedish Krona	BZWS	Buy	446,080	48,480	EUR	12/04/14	-	(512)
Swedish Krona	BZWS	Sell	446,080	48,298	EUR	12/04/14	286	-
Chilean Peso	DBAB	Buy	36,390,000	65,662		12/09/14	-	(5,911)
Chilean Peso	MSCO	Buy	183,130,000	310,075		12/09/14	-	(9,383)
Euro	HSBK	Sell	30,268	41,315		12/09/14	3,645	-
Euro	SCNY	Sell	142,592	194,799		12/09/14	17,333	-
Indian Rupee	DBAB	Buy	559,000	9,119		12/09/14	-	(148)
Swedish Krona	DBAB	Buy	1,174,025	127,623	EUR	12/09/14	-	(1,388)
Swedish Krona	DBAB	Sell	1,174,025	126,928	EUR	12/09/14	524	-
Swedish Krona	DBAB	Buy	41,427,549	4,504,074	EUR	12/10/14	-	(49,839)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Swedish Krona	MSCO	Buy	1,496,000	162,968	EUR	12/11/14	-	(2,199)
Swedish Krona	MSCO	Buy	4,843,300	525,267	EUR	12/12/14	-	(4,206)
Indian Rupee	JPHQ	Buy	63,516,820	1,027,115		12/15/14	-	(8,706)
Swedish Krona	BZWS	Buy	2,847,000	309,084	EUR	12/15/14	-	(2,875)
Swedish Krona	DBAB	Buy	46,885,470	5,070,172	EUR	12/15/14	-	(22,522)
Swedish Krona	MSCO	Buy	5,839,100	632,121	EUR	12/15/14	-	(3,656)
Mexican Peso	CITI	Buy	11,809,000	889,835		12/16/14	-	(42,559)
Mexican Peso	CITI	Buy	5,661,490	425,260		12/18/14	-	(19,111)
Singapore Dollar	JPHQ	Buy	404,000	322,632		12/19/14	-	(12,716)
Chilean Peso	CITI	Buy	167,590,000	278,574		12/22/14	-	(3,780)
Singapore Dollar	DBAB	Buy	612,000	489,910		12/23/14	-	(20,452)
Chilean Peso	JPHQ	Buy	697,200,000	1,155,625		12/24/14	-	(12,683)
Chilean Peso	DBAB	Buy	27,470,000	50,059		1/07/15	-	(5,087)
Euro	DBAB	Sell	722,726	985,748		1/07/15	86,091	-
Japanese Yen	DBAB	Sell	23,005,000	220,905		1/07/15	26,948	-
Malaysian Ringgit	DBAB	Buy	345,400	102,942		1/08/15	-	(1,210)
Malaysian Ringgit	JPHQ	Buy	875,900	261,400		1/08/15	-	(3,419)
Malaysian Ringgit	JPHQ	Buy	471,000	140,664		1/09/15	-	(1,950)
Chilean Peso	DBAB	Buy	38,600,000	70,201		1/12/15	-	(7,035)
Chilean Peso	MSCO	Buy	36,800,000	66,721		1/12/15	-	(6,501)
Malaysian Ringgit	JPHQ	Buy	141,000	42,152		1/12/15	-	(637)
Mexican Peso	CITI	Buy	13,581,791	1,012,056		1/12/15	-	(39,192)
Euro	SCNY	Sell	195,249	265,345		1/13/15	22,285	-
Japanese Yen	CITI	Sell	7,840,000	74,959		1/13/15	8,857	-
Euro	CITI	Sell	32,570	44,471		1/14/15	3,925	-
Euro	DBAB	Sell	86,000	117,412		1/14/15	10,351	-
Euro	JPHQ	Sell	22,549	30,824		1/14/15	2,754	-
Indian Rupee	JPHQ	Buy	4,211,000	67,921		1/14/15	-	(708)
Japanese Yen	SCNY	Sell	23,520,000	225,115		1/14/15	26,805	-
Indian Rupee	DBAB	Buy	3,601,000	58,015		1/15/15	-	(547)
Japanese Yen	HSBK	Sell	28,700,000	275,962		1/15/15	33,975	-
Malaysian Ringgit	JPHQ	Buy	230,000	68,997		1/15/15	-	(1,292)
Euro	DBAB	Sell	105,000	143,661		1/16/15	12,946	-
Japanese Yen	DBAB	Sell	7,860,000	76,040		1/16/15	9,767	-
Japanese Yen	SCNY	Sell	37,130,000	359,360		1/16/15	46,293	-
Malaysian Ringgit	JPHQ	Buy	99,000	29,829		1/16/15	-	(689)
Indian Rupee	DBAB	Buy	62,497,432	1,001,761		1/20/15	-	(5,126)
Indian Rupee	JPHQ	Buy	4,211,000	67,731		1/20/15	-	(579)
Euro	BZWS	Sell	249,000	339,387		1/21/15	29,391	-
Indian Rupee	JPHQ	Buy	3,120,000	49,871		1/21/15	-	(124)
Euro	CITI	Sell	48,798	66,235		1/22/15	5,483	-
Euro	JPHQ	Sell	32,570	44,259		1/22/15	3,710	-
Indian Rupee	DBAB	Buy	1,094,000	17,595		1/22/15	-	(154)
Indian Rupee	JPHQ	Buy	1,559,000	24,914		1/22/15	-	(61)
Euro	DBAB	Sell	531,000	720,673		1/26/15	59,569	-
Singapore Dollar	JPHQ	Buy	410,000	330,512		1/26/15	-	(16,063)
Euro	BZWS	Sell	517,624	707,366		1/27/15	62,910	-
Indian Rupee	DBAB	Buy	20,664,000	329,832		1/27/15	-	(657)
Indian Rupee	JPHQ	Buy	63,516,820	1,021,007		1/27/15	-	(9,189)
Japanese Yen	GSCO	Sell	33,200,000	321,161		1/27/15	41,206	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Japanese Yen	DBAB	Sell	31,548,058	308,992		1/28/15	42,965	-
Japanese Yen	HSBK	Sell	40,858,365	399,257		1/28/15	54,721	-
Euro	CITI	Sell	111,900	152,987		1/29/15	13,666	-
Swedish Krona	BZWS	Buy	4,650,000	502,676	EUR	1/29/15	-	(2,164)
Swedish Krona	CITI	Buy	4,902,115	530,337	EUR	1/29/15	-	(2,787)
Chilean Peso	DBAB	Buy	11,222,000	18,628		1/30/15	-	(293)
Euro	DBAB	Sell	548,000	749,126		1/30/15	66,835	-
Indian Rupee	DBAB	Buy	73,679,516	1,184,459		1/30/15	-	(11,181)
Indian Rupee	HSBK	Buy	34,646,000	557,277		1/30/15	-	(5,572)
Swedish Krona	DBAB	Buy	929,000	99,175	EUR	1/30/15	1,126	-
Swedish Krona	DBAB	Sell	929,000	100,555	EUR	1/30/15	592	-
Chilean Peso	DBAB	Buy	24,990,000	41,606		2/02/15	-	(789)
Indian Rupee	DBAB	Buy	35,065,583	563,461		2/02/15	-	(5,278)
Chilean Peso	DBAB	Buy	9,208,200	15,367		2/03/15	-	(329)
Indian Rupee	DBAB	Buy	1,705,000	27,361		2/03/15	-	(223)
Indian Rupee	HSBK	Buy	14,493,250	232,548		2/03/15	-	(1,869)
Chilean Peso	DBAB	Buy	45,250,000	79,834		2/04/15	-	(5,938)
Indian Rupee	JPHQ	Buy	5,421,000	87,012		2/04/15	-	(740)
Malaysian Ringgit	JPHQ	Buy	753,000	222,524		2/04/15	-	(1,193)
Chilean Peso	DBAB	Buy	68,600,000	120,875		2/05/15	-	(8,855)
Chilean Peso	BZWS	Buy	48,400,000	83,564		2/09/15	-	(4,557)
Chilean Peso	DBAB	Buy	74,940,000	129,542		2/09/15	-	(7,213)
Euro	DBAB	Sell	2,298,000	3,108,505		2/09/15	247,143	-
Euro	GSCO	Sell	616,000	858,544		2/09/15	91,529	-
Indian Rupee	CITI	Buy	3,780,000	60,439		2/09/15	-	(319)
Indian Rupee	DBAB	Buy	3,003,000	48,255		2/09/15	-	(493)
Indian Rupee	HSBK	Buy	55,671,000	894,359		2/09/15	-	(8,931)
Malaysian Ringgit	HSBK	Buy	3,370,000	1,044,346		2/09/15	-	(54,106)
Singapore Dollar	HSBK	Buy	372,000	298,555		2/09/15	-	(13,252)
Chilean Peso	BZWS	Buy	33,500,000	57,629		2/10/15	-	(2,950)
Euro	BZWS	Sell	152,000	206,788		2/10/15	17,524	-
Euro	CITI	Sell	203,000	276,054		2/10/15	23,286	-
Euro	HSBK	Sell	152,000	206,737		2/10/15	17,472	-
Japanese Yen	CITI	Sell	42,706,000	420,633		2/10/15	60,479	-
Euro	BZWS	Sell	493,000	670,332		2/11/15	56,462	-
Chilean Peso	MSCO	Buy	46,470,000	80,733		2/12/15	-	(4,897)
Indian Rupee	DBAB	Buy	21,608,400	347,116		2/12/15	-	(3,567)
Indian Rupee	HSBK	Buy	590,000	9,477		2/12/15	-	(96)
Japanese Yen	GSCO	Sell	49,397,000	483,801		2/12/15	67,212	-
Singapore Dollar	BZWS	Buy	105,482	84,224		2/12/15	-	(3,325)
Singapore Dollar	DBAB	Buy	741,000	590,909		2/12/15	-	(22,603)
Euro	SCNY	Sell	327,000	447,408		2/13/15	40,230	-
Indian Rupee	HSBK	Buy	60,215,065	965,449		2/13/15	-	(8,216)
Chilean Peso	DBAB	Buy	17,300,000	30,108		2/17/15	-	(1,888)
Mexican Peso	MSCO	Buy	8,240,820	602,399		2/17/15	-	(13,256)
Singapore Dollar	BZWS	Buy	303,000	242,798		2/17/15	-	(10,414)
Chilean Peso	DBAB	Buy	18,500,000	31,659		2/18/15	-	(1,484)
Japanese Yen	GSCO	Sell	4,527,440	44,577		2/18/15	6,393	-
Japanese Yen	JPHQ	Sell	8,460,000	83,314		2/18/15	11,964	-
Malaysian Ringgit	HSBK	Buy	1,364,326	403,742		2/18/15	-	(3,079)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Singapore Dollar	HSBK	Buy	227,500	179,984		2/18/15	-	(5,504)
Singapore Dollar	HSBK	Sell	227,500	179,715		2/18/15	5,235	-
Euro	JPHQ	Sell	388,000	532,109		2/19/15	48,952	-
Swedish Krona	DBAB	Buy	1,174,025	126,893	EUR	2/19/15	-	(535)
Chilean Peso	JPHQ	Buy	9,450,000	16,195		2/20/15	-	(784)
Euro	BZWS	Sell	695,000	954,979		2/20/15	89,524	-
Indian Rupee	HSBK	Buy	59,357,090	950,048		2/20/15	-	(7,258)
Swedish Krona	BZWS	Buy	2,326,080	251,634	EUR	2/20/15	-	(1,339)
Chilean Peso	MSCO	Buy	22,850,000	40,004		2/23/15	-	(2,749)
Euro	DBAB	Sell	1,050,000	1,443,330		2/23/15	135,778	-
Euro	GSCO	Sell	198,000	272,478		2/23/15	25,911	-
Hungarian Forint	DBAB	Buy	1,911,830,000	5,973,535	EUR	2/23/15	303,649	-
Indian Rupee	DBAB	Buy	1,365,000	21,785		2/23/15	-	(112)
Singapore Dollar	DBAB	Buy	227,500	182,171		2/23/15	-	(7,691)
Chilean Peso	JPHQ	Buy	32,200,000	56,412		2/24/15	-	(3,918)
Euro	DBAB	Sell	1,550,000	2,125,980		2/24/15	195,769	-
Japanese Yen	HSBK	Sell	32,060,000	314,246		2/24/15	43,842	-
Chilean Peso	MSCO	Buy	22,000,000	38,371		2/25/15	-	(2,509)
Euro	DBAB	Sell	7,365,710	10,100,504		2/25/15	927,932	-
Japanese Yen	JPHQ	Sell	32,100,000	313,290		2/25/15	42,547	-
Chilean Peso	DBAB	Buy	16,920,000	29,457		2/26/15	-	(1,878)
Euro	BZWS	Sell	721,115	990,373		2/26/15	92,356	-
Euro	SCNY	Sell	125,681	172,598		2/26/15	16,085	-
Japanese Yen	BZWS	Sell	17,800,000	174,054		2/26/15	23,921	-
Japanese Yen	SCNY	Sell	23,295,000	227,985		2/26/15	31,504	-
Malaysian Ringgit	HSBK	Buy	72,400	22,660		2/26/15	-	(1,409)
Euro	BOFA	Sell	237,212	324,340		2/27/15	28,933	-
Euro	DBAB	Sell	194,873	267,112		2/27/15	24,432	-
Malaysian Ringgit	HSBK	Buy	123,600	37,026		2/27/15	-	(749)
Mexican Peso	MSCO	Buy	4,153,100	304,346		2/27/15	-	(7,593)
Polish Zloty	DBAB	Buy	1,727,633	407,345	EUR	2/27/15	4,351	-
Swedish Krona	DBAB	Buy	929,000	100,548	EUR	2/27/15	-	(600)
Swedish Krona	GSCO	Buy	1,880,000	209,775	EUR	3/02/15	-	(9,061)
Chilean Peso	DBAB	Buy	2,750,000	4,746		3/03/15	-	(266)
Japanese Yen	JPHQ	Sell	70,000,000	687,438		3/03/15	96,994	-
Polish Zloty	DBAB	Buy	2,370,000	556,142	EUR	3/03/15	9,155	-
Japanese Yen	HSBK	Sell	33,100,000	324,351		3/04/15	45,152	-
Malaysian Ringgit	JPHQ	Buy	770,000	230,594		3/04/15	-	(4,672)
Euro	DBAB	Sell	62,000	85,476		3/05/15	8,262	-
Euro	BZWS	Sell	869,226	1,194,122		3/09/15	111,557	-
Euro	DBAB	Sell	2,120,000	2,910,654		3/09/15	270,332	-
Euro	HSBK	Sell	71,000	97,608		3/09/15	9,182	-
Euro	CITI	Sell	268,000	370,919		3/10/15	37,139	-
Euro	MSCO	Sell	202,000	279,765		3/10/15	28,185	-
Mexican Peso	HSBK	Buy	25,865,900	1,953,323		3/10/15	-	(106,469)
Malaysian Ringgit	HSBK	Buy	3,220,478	970,345		3/11/15	-	(25,877)
Chilean Peso	JPHQ	Buy	3,923,654,400	6,767,839		3/12/15	-	(380,972)
Malaysian Ringgit	JPHQ	Buy	827,010	247,297		3/12/15	-	(4,776)
Chilean Peso	DBAB	Buy	45,131,875	76,704		3/13/15	-	(3,246)
Indian Rupee	JPHQ	Buy	5,599,000	89,142		3/13/15	-	(485)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Mexican Peso	CITI	Buy	3,811,400	287,263		3/13/15	-	(15,178)
Euro	DBAB	Sell	563,000	780,875		3/16/15	79,653	-
Euro	JPHQ	Sell	418,000	579,277		3/16/15	58,654	-
Japanese Yen	JPHQ	Sell	172,858,450	1,688,483		3/16/15	230,227	-
Singapore Dollar	HSBK	Buy	648,300	513,172		3/16/15	-	(15,967)
Euro	BZWS	Sell	132,892	185,318		3/17/15	19,798	-
Euro	CITI	Sell	98,445	137,360		3/17/15	14,745	-
Japanese Yen	CITI	Sell	18,818,061	183,910		3/17/15	25,157	-
Mexican Peso	CITI	Buy	3,216,100	235,586		3/17/15	-	(6,059)
Hungarian Forint	DBAB	Buy	166,328,700	521,243	EUR	3/19/15	23,894	-
Hungarian Forint	JPHQ	Buy	49,849,400	156,243	EUR	3/19/15	7,131	-
Japanese Yen	CITI	Sell	16,634,000	163,859		3/19/15	23,528	-
Japanese Yen	MSCO	Sell	23,490,000	232,643		3/19/15	34,472	-
Chilean Peso	JPHQ	Buy	19,100,000	32,400		3/20/15	-	(1,333)
Hungarian Forint	JPHQ	Buy	166,351,000	523,166	EUR	3/20/15	21,565	-
Euro	BZWS	Sell	81,680	113,739		3/23/15	12,000	-
Euro	DBAB	Sell	236,000	328,512		3/23/15	34,554	-
Mexican Peso	CITI	Buy	9,393,800	687,184		3/24/15	-	(17,077)
Japanese Yen	BZWS	Sell	13,651,450	133,785		3/25/15	18,608	-
Euro	DBAB	Sell	202,000	278,184		3/26/15	26,570	-
Malaysian Ringgit	DBAB	Buy	151,000	44,834		3/26/15	-	(594)
Malaysian Ringgit	HSBK	Buy	144,000	42,738		3/26/15	-	(549)
Euro	BZWS	Sell	905,000	1,249,805		3/27/15	122,512	-
Euro	DBAB	Sell	41,097	56,570		3/31/15	5,377	-
Euro	GSCO	Sell	600,000	764,790		3/31/15	17,387	-
Malaysian Ringgit	HSBK	Buy	5,070,000	1,509,917		3/31/15	-	(25,005)
Euro	BZWS	Sell	212,293	292,635		4/02/15	28,184	-
Euro	DBAB	Sell	615,917	849,767		4/07/15	82,490	-
Euro	HSBK	Sell	396,000	545,955		4/10/15	52,627	-
Malaysian Ringgit	HSBK	Buy	2,100,000	630,536		4/10/15	-	(15,890)
Euro	DBAB	Sell	541,689	747,677		4/13/15	72,835	-
Euro	SCNY	Sell	198,000	273,682		4/13/15	27,011	-
Euro	JPHQ	Sell	450,000	623,723		4/14/15	63,103	-
Euro	DBAB	Sell	170,000	235,824		4/15/15	24,033	-
Japanese Yen	CITI	Sell	20,800,000	205,480		4/15/15	29,950	-
Chilean Peso	MSCO	Buy	164,090,000	289,400		4/16/15	-	(23,182)
Euro	HSBK	Sell	507,192	704,292		4/16/15	72,410	-
Euro	BZWS	Sell	208,570	287,844		4/22/15	27,985	-
Euro	DBAB	Sell	4,203,000	5,808,126		4/22/15	571,578	-
Euro	JPHQ	Sell	4,457,929	6,167,300		4/22/15	613,134	-
Chilean Peso	JPHQ	Buy	103,971,000	179,803		4/28/15	-	(11,312)
Euro	BZWS	Sell	201,960	280,009		4/30/15	28,369	-
Euro	SCNY	Sell	1,228,000	1,699,380		4/30/15	169,301	-
Euro	BZWS	Sell	737,531	1,022,115		5/05/15	103,117	-
Euro	BZWS	Sell	379,000	525,972		5/07/15	53,713	-
Euro	GSCO	Sell	1,104,872	1,533,717		5/07/15	156,971	-
Chilean Peso	MSCO	Buy	18,800,000	32,087		5/11/15	-	(1,658)
Japanese Yen	CITI	Sell	42,707,000	421,706		5/12/15	61,196	-
Euro	CITI	Sell	504,830	695,504		5/13/15	66,419	-
Euro	GSCO	Sell	469,000	646,206		5/13/15	61,770	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Euro	SCNY	Sell	190,000	261,359		5/13/15	24,594	-
Japanese Yen	GSCO	Sell	57,105,000	562,555		5/13/15	80,500	-
Japanese Yen	SCNY	Sell	42,686,000	420,883		5/13/15	60,547	-
Euro	GSCO	Sell	274,000	377,419		5/14/15	35,975	-
Japanese Yen	CITI	Sell	42,685,000	419,925		5/14/15	59,593	-
Euro	BZWS	Sell	896,946	1,231,256		5/18/15	113,494	-
Singapore Dollar	DBAB	Buy	795,900	637,051		5/19/15	-	(26,672)
Euro	JPHQ	Sell	1,446,631	1,815,659		5/20/15	12,857	-
Japanese Yen	JPHQ	Sell	21,372,000	182,145		5/20/15	1,718	-
Euro	DBAB	Sell	430,000	539,994		5/21/15	4,120	-
Euro	GSCO	Sell	2,787,000	3,826,021		5/21/15	352,810	-
Mexican Peso	DBAB	Buy	14,550,000	1,095,880		5/21/15	-	(61,925)
Euro	BZWS	Sell	405,000	555,306		5/22/15	50,583	-
Malaysian Ringgit	HSBK	Buy	17,700	5,388		5/22/15	-	(222)
Euro	JPHQ	Sell	543,898	743,519		5/26/15	65,674	-
Mexican Peso	HSBK	Buy	8,043,980	604,992		5/26/15	-	(33,558)
Malaysian Ringgit	HSBK	Buy	72,700	22,155		5/28/15	-	(943)
Singapore Dollar	DBAB	Buy	187,500	144,492		5/28/15	-	(698)
Malaysian Ringgit	JPHQ	Buy	1,085,000	330,138		5/29/15	-	(13,593)
Mexican Peso	HSBK	Buy	7,191,663	543,620		5/29/15	-	(32,832)
Singapore Dollar	DBAB	Buy	187,500	149,373		5/29/15	-	(5,579)
Euro	GSCO	Sell	5,328,000	7,249,730		6/01/15	609,121	-
Polish Zloty	CITI	Buy	9,042,000	2,910,727		6/03/15	-	(242,399)
Chilean Peso	BZWS	Buy	53,000,000	93,261		6/04/15	-	(7,664)
Chilean Peso	MSCO	Buy	8,800,000	15,418		6/05/15	-	(1,207)
Euro	BZWS	Sell	102,650	139,804		6/05/15	11,859	-
Euro	MSCO	Sell	2,850,000	3,890,450		6/05/15	338,146	-
Euro	DBAB	Sell	340,000	463,668		6/08/15	39,869	-
Euro	HSBK	Sell	3,918,024	5,102,599		6/08/15	218,904	-
Mexican Peso	CITI	Buy	9,726,730	730,356		6/08/15	-	(39,953)
Euro	GSCO	Sell	265,800	362,511		6/09/15	31,196	-
Mexican Peso	CITI	Buy	9,716,000	732,592		6/09/15	-	(42,995)
Euro	GSCO	Sell	399,000	541,323		6/12/15	43,957	-
Mexican Peso	CITI	Buy	19,757,860	1,477,555		6/12/15	-	(75,500)
Euro	DBAB	Sell	386,000	523,173		6/15/15	41,994	-
Mexican Peso	CITI	Buy	8,491,300	635,719		6/15/15	-	(33,276)
Japanese Yen	CITI	Sell	9,278,000	91,200		6/17/15	12,843	-
Chilean Peso	DBAB	Buy	276,100,000	477,310		6/19/15	-	(31,963)
Mexican Peso	CITI	Buy	7,642,000	570,810		6/22/15	-	(28,864)
South Korean Won	DBAB	Buy	1,307,000,000	1,262,314		6/29/15	-	(95,706)
Chilean Peso	DBAB	Buy	226,696,000	398,516		6/30/15	-	(33,196)
Japanese Yen	BZWS	Sell	63,037,000	622,111		6/30/15	89,627	-
Malaysian Ringgit	HSBK	Buy	2,920,700	893,372		7/07/15	-	(43,324)
Chilean Peso	DBAB	Buy	46,917,000	82,347		7/10/15	-	(6,804)
Mexican Peso	CITI	Buy	13,138,239	986,873		7/10/15	-	(56,215)
Euro	BZWS	Sell	212,000	289,562		7/16/15	25,186	-
Euro	MSCO	Sell	356,000	486,068		7/16/15	42,115	-
Polish Zloty	DBAB	Buy	16,623,100	3,934,462	EUR	7/16/15	-	(7,076)
Euro	DBAB	Sell	660,000	897,435		7/17/15	74,366	-
Mexican Peso	DBAB	Buy	32,003,472	2,409,446		7/17/15	-	(143,461)

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
South Korean Won	DBAB	Buy	9,043,327,000	8,720,662		7/17/15	-	(650,543)
Euro	BZWS	Sell	332,000	450,102		7/20/15	36,058	-
Malaysian Ringgit	DBAB	Buy	18,003,280	5,549,716		7/20/15	-	(314,211)
Philippine Peso	DBAB	Buy	90,804,000	2,074,287		7/20/15	-	(70,182)
Euro	DBAB	Sell	1,480,000	2,006,658		7/21/15	160,897	-
Euro	DBAB	Sell	183,000	248,130		7/22/15	19,901	-
Euro	MSCO	Sell	388,000	525,251		7/22/15	41,356	-
Euro	DBAB	Sell	344,770	467,052		7/23/15	37,067	-
Euro	DBAB	Sell	69,825	94,163		7/27/15	7,075	-
Chilean Peso	MSCO	Buy	58,101,000	99,961		7/28/15	-	(6,551)
Euro	BZWS	Sell	152,000	205,037		7/28/15	15,456	-
Euro	CITI	Sell	311,346	419,984		7/28/15	31,659	-
Euro	BZWS	Sell	119,968	161,513		7/29/15	11,882	-
Euro	DBAB	Sell	29,935	40,326		7/29/15	2,990	-
Japanese Yen	BZWS	Sell	37,960,000	374,165		7/29/15	53,371	-
Chilean Peso	JPHQ	Buy	81,300,000	139,715		7/30/15	-	(9,030)
Chilean Peso	DBAB	Buy	24,250,000	41,699		7/31/15	-	(2,722)
Chilean Peso	JPHQ	Buy	117,000,000	201,065		7/31/15	-	(13,011)
Euro	JPHQ	Sell	1,228,000	1,650,997		7/31/15	119,324	-
Malaysian Ringgit	JPHQ	Buy	314,000	96,699		7/31/15	-	(5,447)
Chilean Peso	DBAB	Buy	48,500,000	82,259		8/04/15	-	(4,331)
Euro	BZWS	Sell	97,592	130,904		8/04/15	9,172	-
Euro	HSBK	Sell	1,228,000	1,648,007		8/04/15	116,257	-
Euro	UBSW	Sell	1,229,000	1,649,318		8/04/15	116,321	-
Chilean Peso	JPHQ	Buy	31,400,000	53,211		8/05/15	-	(2,763)
Euro	BZWS	Sell	736,000	989,386		8/05/15	71,323	-
Euro	JPHQ	Sell	743,700	999,801		8/05/15	72,133	-
Chilean Peso	DBAB	Buy	33,200,000	56,209		8/06/15	-	(2,874)
Malaysian Ringgit	HSBK	Buy	5,606,000	1,715,212		8/06/15	-	(86,653)
Japanese Yen	MSCO	Sell	16,900,000	165,168		8/07/15	22,330	-
Singapore Dollar	DBAB	Buy	372,000	298,843		8/07/15	-	(13,539)
Euro	CITI	Sell	137,819	184,311		8/10/15	12,389	-
Chilean Peso	BZWS	Buy	48,400,000	81,571		8/11/15	-	(3,849)
Euro	DBAB	Sell	513,000	687,397		8/11/15	47,449	-
Euro	JPHQ	Sell	680,100	910,909		8/11/15	62,510	-
Japanese Yen	CITI	Sell	15,026,000	147,494		8/11/15	20,487	-
Malaysian Ringgit	HSBK	Buy	390,000	119,080		8/11/15	-	(5,819)
Chilean Peso	DBAB	Buy	18,700,000	31,599		8/12/15	-	(1,572)
Euro	GSCO	Sell	191,000	256,463		8/12/15	18,195	-
South Korean Won	HSBK	Buy	440,000,000	42,526,047	JPY	8/12/15	33,065	-
Euro	MSCO	Sell	217,000	271,024		8/14/15	315	-
Euro	MSCO	Sell	217,000	291,328		8/17/15	20,609	-
Chilean Peso	MSCO	Buy	17,610,000	29,674		8/18/15	-	(1,412)
Euro	BZWS	Sell	781,000	1,048,114		8/18/15	73,761	-
Japanese Yen	DBAB	Sell	16,770,000	164,430		8/18/15	22,667	-
Chilean Peso	JPHQ	Buy	9,450,000	15,929		8/20/15	-	(766)
Euro	DBAB	Sell	438,000	587,500		8/20/15	41,051	-
Euro	JPHQ	Sell	868,000	1,164,748		8/20/15	81,830	-
Japanese Yen	HSBK	Sell	34,880,000	341,292		8/20/15	46,429	-
Japanese Yen	JPHQ	Sell	22,704,000	222,259		8/20/15	30,328	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Euro	JPHQ	Sell	340,000	453,951		8/21/15	29,761	-
Japanese Yen	BZWS	Sell	7,521,000	73,098		8/24/15	9,515	-
Mexican Peso	HSBK	Buy	8,229,279	614,446		8/24/15	-	(33,178)
Polish Zloty	DBAB	Buy	2,650,043	620,198	EUR	8/24/15	6,383	-
Japanese Yen	DBAB	Sell	7,432,000	71,871		8/25/15	9,039	-
Japanese Yen	HSBK	Sell	14,916,000	144,325		8/25/15	18,221	-
Euro	BZWS	Sell	237,520	316,050		8/26/15	19,696	-
Japanese Yen	BZWS	Sell	23,333,000	225,950		8/26/15	28,683	-
Japanese Yen	JPHQ	Sell	14,994,000	145,095		8/26/15	18,330	-
Chilean Peso	DBAB	Buy	11,480,000	19,156		8/27/15	-	(745)
Euro	JPHQ	Sell	55,232	73,153		8/27/15	4,239	-
Japanese Yen	DBAB	Sell	17,053,000	164,619		8/27/15	20,443	-
Japanese Yen	HSBK	Sell	27,402,000	264,544		8/27/15	32,871	-
Japanese Yen	JPHQ	Sell	22,517,000	217,653		8/27/15	27,281	-
Mexican Peso	HSBK	Buy	8,254,764	614,080		8/27/15	-	(31,120)
Chilean Peso	JPHQ	Buy	18,000,000	30,040		8/28/15	-	(1,176)
Euro	DBAB	Sell	94,076	124,427		8/31/15	7,038	-
Japanese Yen	JPHQ	Sell	24,149,000	233,465		8/31/15	29,278	-
Euro	DBAB	Sell	153,000	202,186		9/02/15	11,266	-
Mexican Peso	HSBK	Buy	5,527,700	411,211		9/04/15	-	(21,033)
Chilean Peso	DBAB	Buy	2,750,000	4,541		9/08/15	-	(135)
Euro	DBAB	Sell	399,000	526,369		9/08/15	28,429	-
Euro	JPHQ	Sell	3,960,000	5,152,356		9/08/15	210,394	-
Polish Zloty	DBAB	Buy	6,080,000	1,425,557	EUR	9/08/15	10,278	-
Chilean Peso	DBAB	Buy	46,380,000	76,070		9/09/15	-	(1,767)
Japanese Yen	BZWS	Sell	18,748,705	175,856		9/18/15	17,272	-
Malaysian Ringgit	DBAB	Buy	1,065,198	324,666		9/18/15	-	(16,039)
Euro	BZWS	Sell	60,021	78,110		9/21/15	3,189	-
Singapore Dollar	HSBK	Buy	650,000	515,055		9/21/15	-	(16,532)
Euro	DBAB	Sell	822,000	1,061,572		9/23/15	35,484	-
Hungarian Forint	JPHQ	Buy	81,867,000	260,201	EUR	9/23/15	4,795	-
Euro	BZWS	Sell	144,692	186,563		9/24/15	5,944	-
Hungarian Forint	JPHQ	Buy	65,535,000	208,067	EUR	9/25/15	4,097	-
Euro	CITI	Sell	179,804	231,893		9/28/15	7,428	-
Euro	DBAB	Sell	382,000	491,951		9/28/15	15,068	-
Malaysian Ringgit	DBAB	Buy	209,000	63,062		9/28/15	-	(2,544)
Malaysian Ringgit	HSBK	Buy	217,000	65,478		9/28/15	-	(2,643)
Euro	BZWS	Sell	905,000	1,155,509		9/29/15	25,700	-
Japanese Yen	JPHQ	Sell	18,778,488	172,852		9/29/15	13,981	-
Euro	HSBK	Sell	810,000	1,032,130		9/30/15	20,904	-
Japanese Yen	JPHQ	Sell	4,170,000	38,418		9/30/15	3,138	-
Mexican Peso	HSBK	Buy	9,133,350	661,214		9/30/15	-	(17,563)
South Korean Won	HSBK	Buy	871,000,000	828,262		9/30/15	-	(51,717)
Euro	DBAB	Sell	2,210,000	2,819,120		10/01/15	60,049	-
Euro	DBAB	Sell	5,674,000	7,183,851		10/05/15	99,681	-
Hungarian Forint	DBAB	Buy	154,700,000	624,344		10/05/15	-	(1,717)
Euro	DBAB	Sell	780,000	980,327		10/07/15	6,440	-
Euro	JPHQ	Sell	430,000	544,969		10/07/15	8,082	-
Euro	DBAB	Sell	1,740,000	2,207,277		10/09/15	34,686	-
Euro	GSCO	Sell	195,000	247,036		10/09/15	3,556	-

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Euro	JPHQ	Sell	193,000	244,311	10/14/15	3,308	-
Mexican Peso	DBAB	Buy	46,934,000	3,431,851	10/14/15	-	(127,148)
Euro	HSBK	Sell	170,000	217,668	10/20/15	5,364	-
Malaysian Ringgit	JPHQ	Buy	433,000	129,381	10/20/15	-	(4,169)
Japanese Yen	BZWS	Sell	20,800,000	195,470	10/22/15	19,415	-
Malaysian Ringgit	HSBK	Buy	389,000	116,338	10/23/15	-	(3,871)
Euro	DBAB	Sell	623,000	790,805	10/26/15	12,697	-
Malaysian Ringgit	DBAB	Buy	278,000	83,426	10/26/15	-	(3,065)
Malaysian Ringgit	HSBK	Buy	186,060	55,840	10/26/15	-	(2,057)
Singapore Dollar	BZWS	Buy	2,020,036	1,590,580	10/26/15	-	(41,295)
Singapore Dollar	CITI	Buy	14,213,021	11,191,185	10/26/15	-	(290,376)
Singapore Dollar	DBAB	Buy	4,889,648	3,849,207	10/26/15	-	(99,047)
Euro	BZWS	Sell	901,419	1,144,775	10/27/15	18,912	-
Euro	DBAB	Sell	306,000	389,263	10/28/15	7,065	-
Euro	GSCO	Sell	289,000	367,608	10/29/15	6,638	-
Euro	DBAB	Sell	572,116	730,564	10/30/15	15,961	-
Malaysian Ringgit	JPHQ	Buy	267,000	79,952	10/30/15	-	(2,790)
Euro	DBAB	Sell	36,060	45,670	11/03/15	626	-
Euro	DBAB	Sell	148,000	185,626	11/05/15	748	-
Japanese Yen	BOFA	Sell	15,120,000	133,099	11/05/15	5,083	-
Japanese Yen	SCNY	Sell	30,300,000	267,583	11/05/15	11,044	-
Euro	BZWS	Sell	254,534	319,756	11/06/15	1,792	-
Japanese Yen	BZWS	Sell	15,100,000	133,877	11/06/15	6,028	-
Japanese Yen	CITI	Sell	34,542,911	303,001	11/10/15	10,510	-
Euro	DBAB	Sell	113,000	140,826	11/12/15	-	(347)
Euro	JPHQ	Sell	1,121,018	1,404,692	11/12/15	4,177	-
Japanese Yen	CITI	Sell	44,512,000	391,707	11/12/15	14,787	-
Japanese Yen	HSBK	Sell	15,273,000	133,883	11/12/15	4,553	-
Japanese Yen	JPHQ	Sell	33,933,000	298,150	11/12/15	10,811	-
Euro	DBAB	Sell	1,328,838	1,662,974	11/16/15	2,715	-
Japanese Yen	MSCO	Sell	6,000,000	52,322	11/16/15	1,511	-
Japanese Yen	SCNY	Sell	34,402,400	300,505	11/16/15	9,168	-
Japanese Yen	DBAB	Sell	23,793,000	205,147	11/18/15	3,648	-
Euro	DBAB	Sell	431,774	539,739	11/19/15	251	-
Japanese Yen	CITI	Sell	29,454,000	254,341	11/19/15	4,893	-
Malaysian Ringgit	DBAB	Buy	498,560	145,880	11/19/15	-	(1,974)
Japanese Yen	CITI	Sell	33,082,000	285,436	11/20/15	5,256	-
Malaysian Ringgit	HSBK	Buy	324,000	94,546	11/20/15	-	(1,031)
Japanese Yen	HSBK	Sell	6,209,000	53,114	11/24/15	524	-
Euro	DBAB	Sell	13,877	17,299	11/30/15	-	(43)
Unrealized appreciation (depreciation)						12,413,468	(4,291,841)
Net unrealized appreciation (depreciation)						$8,121,627

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

Templeton Income Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

Interest Rate Swap Contracts

	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	10/17/17	$26,620,000	$71,458	$-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%	CME	10/04/23	4,090,000	-	(200,051)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%	CME	10/04/23	4,090,000	-	(206,912)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%	CME	10/07/23	4,090,000	-	(196,092)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.731%	LCH	7/07/24	4,790,000	-	(232,998)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	CME	10/04/43	1,990,000	-	(324,680)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%	CME	10/04/43	1,990,000	-	(332,342)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%	CME	10/07/43	1,990,000	-	(327,408)

Centrally Cleared Swaps unrealized appreciation (depreciation)				71,458	(1,820,483)

OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	3/28/21	$1,150,000	$-	$(119,362)
OTC Swaps unrealized appreciation (depreciation)				-	(119,362)
Total Interest Rate Swaps unrealized appreciation (depreciation)				71,458	(1,939,845)
Net unrealized appreciation (depreciation)					$(1,868,387)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
MSCO	-	Morgan Stanley and Co. Inc.
SCNY	-	Standard Charted Bank
UBSW	-	UBS AG

Currency

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit

Templeton Income Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
PHP	- Philippine Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar

Selected Portfolio
FRN	- Floating Rate Note

Templeton Income Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of five separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Derivatives listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives.

The Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

4. INCOME TAXES

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Templeton
	Templeton	Emerging	Templeton
	Constrained	Markets Bond	Global Bond
	Bond Fund	Fund	Fund

Cost of investments	$9,608,598	$19,674,654	$68,791,725,001

Unrealized appreciation	$101,449	$287,375	$2,184,297,918
Unrealized depreciation	(549,148)	(1,545,477)	(2,692,418,130)
Net unrealized appreciation (depreciation)	$(447,699)	$(1,258,102)	$(508,120,212)

	Templeton	Templeton
	Global Total	International
	Return Fund	Bond Fund

Cost of investments	$8,760,687,313	$481,320,184

Unrealized appreciation	$225,382,660	$10,710,339
Unrealized depreciation	(521,618,227)	(20,945,869)
Net unrealized appreciation (depreciation)	$(296,235,567)	$(10,235,530)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At November 30, 2014, the Templeton Emerging Markets Bond Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Am ount	Issuer	Acquisition Date	Cost	Value
Templeton Emerging Markets Bond Fund
600,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	12/18/13	$600,000	$637,211
	(Value is 3.31% of Net Assets)

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Constrained Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities [a]	$-	$3,304,360	$-	$3,304,360
Short Term Investments	1,336,855	4,519,684	-	5,856,539
Total Investments in Securities	$1,336,855	$7,824,044	$-	$9,160,899

Other Financial Instruments
Forw ard Exchange Contracts	$-	$666,728	$-	$666,728
Sw ap Contracts	-	644	-	644
Total Other Financial Instruments	$-	$667,372	$-	$667,372

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$141,170	$-	$141,170
Sw ap Contracts	-	20,837	-	20,837
Total Other Financial Instruments	$-	$162,007	$-	$162,007

Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities [a]	$-	$12,428,153	$-	$12,428,153
Quasi-Sovereign and Corporate Bonds [a]	-	1,558,762	637,211	2,195,973
Short Term Investments	2,442,072	1,350,354	-	3,792,426
Total Investments in Securities	$2,442,072	$15,337,269	$637,211	$18,416,552

Other Financial Instruments
Forw ard Exchange Contracts	$-	$436,687	$-	$436,687
Sw ap Contracts	-	2,577	-	2,577
Total Other Financial Instruments	$-	$439,264	$-	$439,264

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$90,049	$-	$90,049
Sw ap Contracts	-	163,515	-	163,515
Total Other Financial Instruments	$-	$253,564	$-	$253,564

Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$-	$45,308,715,155	$-		$45,308,715,155
Quasi-Sovereign and Corporate Bonds[a]	-	853,510,035	-		853,510,035
Short Term Investments	9,880,385,544	12,240,994,055	-		22,121,379,599
Total Investments in Securities	$9,880,385,544	$58,403,219,245	$-		$68,283,604,789

Other Financial Instruments
Forw ard Exchange Contracts	$-	$3,957,051,309	$-		$3,957,051,309
Sw ap Contracts	-	9,818,386	-		9,818,386
Total Other Financial Instruments	$-	$3,966,869,695	$-		$3,966,869,695

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$636,044,942	$-		$636,044,942
Sw ap Contracts	-	497,487,667	-		497,487,667
Total Other Financial Instruments	$-	$1,133,532,609	$-		$1,133,532,609

Templeton Global Total Return Fund
Assets:
Investments in Securities:
Equity Investments:[b]
United Kingdom	$-	$-	$2,663,517		$2,663,517
United States	608,120	452,500	-		1,060,620
Convertible Bonds	-	47,208,290	-		47,208,290
Foreign Government and Agency Securities[a]	-	6,037,812,752	-		6,037,812,752
Quasi-Sovereign and Corporate Bonds[a]	-	1,080,601,201	-		1,080,601,201
Credit-Linked Notes[a]	-	3,021,111	-		3,021,111
Senior Floating Rate Interests[a]	-	790,275	19,862		810,137
Escrow s and Litigation Trusts[a]	-	-	-	c	-
Short Term Investments	316,033,307	975,240,811	-		1,291,274,118
Total Investments in Securities	$316,641,427	$8,145,126,940	$2,683,379		$8,464,451,746

Other Financial Instruments
Forw ard Exchange Contracts	$-	$486,974,430	$-		$486,974,430
Sw ap Contracts	-	1,218,675	-		1,218,675
Total Other Financial Instruments	$-	$488,193,105	$-		$488,193,105

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$51,357,757	$-		$51,357,757
Sw ap Contracts	-	63,174,411	-		63,174,411
Total Other Financial Instruments	$-	$114,532,168	$-		$114,532,168

Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$-	$306,737,217	$-		$306,737,217
Short Term Investments	73,812,234	90,535,203	-		164,347,437
Total Investments in Securities	$73,812,234	$397,272,420	$-		$471,084,654

Other Financial Instruments
Forw ard Exchange Contracts	$-	$12,413,468	$-		$12,413,468
Sw ap Contracts	-	71,458	-		71,458
Total Other Financial Instruments	$-	$12,484,926	$-		$12,484,926
Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$4,291,841	$-		$4,291,841
Sw ap Contracts	-	1,939,845	-		1,939,845
Total Other Financial Instruments	$-	$6,231,686	$-		$6,231,686

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value at November 30, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the three months ended November 30, 2014, is as follows:

									Net Change in
									Unrealized Appreciation
Balance at		Transfers Into				Net Unrealized			(Depreciation) on
Beginning of	Purchases	(Out of) Level	Cost Basis	Net Realized Gain		Appreciation		Balance at End of	Assets Held at Period
Period	(Sales)	3	Adjustments[a]		(Loss)	(Depreciation)		Period	End
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds $ 642,444	$ -	$-	$ -	$	- $	(5,233	) $	637,211	$(5,233)

[a]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2014, are as follows:

Impact to
Fair Value
if Input
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount Increases[a]
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds		Discounted cash flow
	$637,211	model	Discount rate[b]	7.2% Decrease

[a] Represents the expected directional change in the fair value of the Level 3 investments that w ould result from an increase in the corresponding input. A decrease to the unobservable input w ould have the opposite effect. Significant changes in these inputs could result in significantly higher or low er fair value measurement.
[b] The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines w ith the first tw o components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Income Trust

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2015

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 27, 2015